Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	Xinyuan Real Estate Co., Ltd.
Entity Central Index Key	0001398453
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	141,938,398

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 496,204,796	$ 319,218,155
Restricted cash	145,729,818	168,384,344
Accounts receivable	3,076,118	20,805,939
Other receivables	27,413,310	13,351,674
Other deposits and prepayments	105,426,782	60,006,141
Advances to suppliers	11,028,071	13,578,649
Real estate property held for sale	11,191,200
Real estate property development completed	3,158,358	6,775,141
Real estate property under development	722,819,462	761,871,391
Amounts due from employees	133,377	20,750
Other current assets	161,412	638,047
Total current assets	1,526,342,704	1,364,650,231
Real estate properties held for lease, net	23,203,826	18,526,504
Property and equipment, net	1,576,146	2,980,536
Restricted deposit	11,168,562
Other long-term investment	241,648	241,648
Deferred tax assets	1,598,717	1,306,930
Other assets	2,249,003	2,907,777
TOTAL ASSETS	1,566,380,606	1,390,613,626
Current liabilities:
Accounts payable	241,894,286	235,911,354
Short-term bank loans and other debt	113,065,643	42,949,816
Customer deposits	50,200,608	69,523,639
Income tax payable	75,877,028	69,908,624
Deferred tax liabilities	13,612,069	22,175,358
Advances payable to President/CEO	64,721,393	50,970,495
Payroll and welfare payable	9,662,545	7,017,967
Current portion of long-term bank loans and other debt	166,081,678	129,402,796
Total current liabilities	735,115,250	627,860,049
Long-term bank loans	35,000,000	73,481,566
Deferred tax liabilities	5,884,619
Unrecognized tax benefits	8,842,239	13,824,326
Other long-term debt		39,708,981
Total liabilities	784,842,108	754,874,922
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000; shares issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,358	15,341
Treasury shares	(13,667,122)	(7,958,841)
Additional paid-in capital	511,964,127	509,713,488
Statutory reserves	49,622,317	33,579,209
Retained earnings	151,603,798	19,418,841
Accumulated other comprehensive income	82,000,020	79,859,172
Total Xinyuan Real Estate Co., Ltd shareholders' equity	781,538,498	634,627,210
Non-controlling interest		1,111,494
Total equity	781,538,498	635,738,704
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,566,380,606	$ 1,390,613,626

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	141,938,398	145,863,676
Common stock, shares outstanding	141,935,398	145,863,676

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Real estate sales, net of sales taxes of US$26,373,671 in 2010, US$40,278,653 in 2011 and US$54,487,403 in 2012	$ 898,048,522	$ 673,381,593	$ 438,791,962
Real estate lease income	3,253,768	2,834,080	180,891
Other revenue	13,496,262	11,292,523	10,998,992
Total revenue	914,798,552	687,508,196	449,971,845
Cost of revenue:
Cost of real estate sales	(611,570,163)	(477,140,798)	(325,706,756)
Cost of real estate lease income	(1,542,912)	(1,131,787)	(1,309,972)
Other costs	(21,650,195)	(9,504,214)	(7,435,828)
Total cost of revenue	(634,763,270)	(487,776,799)	(334,452,556)
Gross profit	280,035,282	199,731,397	115,519,289
Selling and distribution expenses	(17,942,114)	(16,208,559)	(10,724,040)
General and administrative expenses	(38,829,308)	(27,230,865)	(22,208,545)
Operating income	223,263,860	156,291,973	82,586,704
Interest income	9,018,626	5,293,920	2,218,156
Other income			2,381,037
Exchange gains		56,725	201,592
Share of income in an equity investee			226,579
Change in fair value of warrant liability			841,560
Income from operations before income taxes	232,282,486	161,642,618	88,455,628
Income taxes	(74,174,627)	(58,637,489)	(37,333,374)
Net income	158,107,859	103,005,129	51,122,254
Net loss/(income) attributable to non-controlling interest	(1,110,264)	(707,259)	17,957
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	156,997,595	102,297,870	51,140,211
Earnings per share:
Basic	$ 1.09	$ 0.68	$ 0.34
Diluted	$ 1.08	$ 0.68	$ 0.33
Shares used in computation:
Basic	144,258,862	151,314,945	152,577,960
Diluted	144,731,014	151,314,945	155,397,355
Other comprehensive income, net of tax
Foreign currency translation adjustments	2,150,412	28,447,636	14,793,091
Comprehensive income	160,258,271	131,452,765	65,915,345
Less: comprehensive income attributable to non-controlling interest	(1,119,828)	(744,043)	17,957
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 159,138,443	$ 130,708,722	$ 65,933,302

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Real estate sales taxes	$ 54,487,403	$ 40,278,653	$ 26,373,671

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 158,107,859	$ 103,005,129	$ 51,122,254
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from liquidation of two subsidiaries, net of tax	(12,110,793)
Depreciation and amortization	2,513,268	2,500,832	2,737,723
Stock-based compensation expenses	2,151,844	1,740,861	2,646,699
Deferred tax expense/(benefit)	(3,594,893)	5,892,472	10,594,874
Share of income in an equity investee			(226,579)
Remeasurement gain on pre-existing interest in an equity investee at acquisition-date fair value			(2,352,607)
Exchange gains		(56,725)	(201,592)
Change in fair value of warrant liability			(841,560)
Changes in operating assets and liabilities:
Accounts receivable	17,220,316	(16,690,757)	5,860,928
Real estate property held for sale	(11,191,200)
Real estate property development completed	14,757,597	(4,033,497)	(4,095,668)
Real estate property under development	52,894,501	(16,555,831)	(122,656,772)
Advances to suppliers	2,564,900	9,238,112	(1,566,490)
Other receivables	(13,732,838)	(6,396,548)	4,295,664
Other deposits and prepayments	(45,266,874)	(22,520,849)	(8,492,221)
Other current assets	112,640	(348,252)	25,810,028
Amounts due from employees	(112,097)	32,525	34,946
Other assets	721,082	1,356,305	109,076
Accounts payable	9,315,426	75,620,252	49,438,402
Customer deposits	(16,283,668)	44,438,747	11,346,685
Income tax payable	8,800,739	23,772,502	23,985,448
Accrued compensation and related expenses, and other accrued liabilities	13,219,557	9,658,015	4,550,058
Payroll and welfare payable	2,616,195	2,191,773	86,338
Accrued interest	17,333	(17,333)	(763,464)
Net cash provided by operating activities	182,720,894	212,827,733	51,422,170
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease or property and equipment	21,252		144,955
Purchase of property and equipment	(375,256)	(1,164,086)	(981,194)
Acquisition of subsidiary, net of cash acquired			9,268,548
Net cash provided by/(used in) investing activities	(354,004)	(1,164,086)	8,432,309
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	98,812	22	15,188
Purchase of treasury shares	(5,708,281)	(7,958,841)
Dividends to shareholders	(8,769,530)	(7,661,057)
Distribution to non-controlling interest shareholders	(2,231,328)
(Increase)decrease in restricted cash	11,847,846	(79,841,815)	(39,926,219)
Repayments of short-term bank loans and current portion of long-term bank loans	(135,216,321)	(174,925,760)	(171,785,111)
Proceeds from short-term bank loans and current portion of long-term bank loans	124,209,385	106,619,872	147,455,302
Repayment of long-term bank loans	(26,012,362)	(24,860,148)	(59,573,808)
Proceeds from long-term bank loans	35,000,000	69,953,700	178,251,735
Proceeds from other long-term debt			10,000,000
Repayment of other long-term debt			(75,000,000)
Repayment from related parties			359,685
Net cash used in financing activities	(6,781,779)	(118,674,027)	(10,203,228)
NET INCREASE IN CASH AND CASH EQUIVALENTS	175,585,111	92,989,620	49,651,251
Effect of exchange rate changes on cash and cash equivalents	1,401,530	12,902,664	5,874,430
Cash and cash equivalents, at beginning of period	319,218,155	213,325,871	157,800,190
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	496,204,796	319,218,155	213,325,871
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Income taxes paid	77,493,303	30,774,135	20,155,434
Interest paid	20,066,214	23,429,225	24,563,386
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt			$ 30,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Note 21) [Member]	Parent [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 446,912,197	$ 15,148		$ 503,020,794	$ 24,434,918	$ (117,213,892)	$ 36,665,229	$ 446,912,197
Balance, shares at Dec. 31, 2009		151,480,932
Exercise of share options	19	19						19
Exercise of share options, shares		187,734
Conversion of Forum warrants (Note 10)	2,237,976	152		2,237,824				2,237,976
Conversion of Forum warrants (Note 10), shares		1,516,882
Jiantou Xinyuan United Real Estate Co., Ltd. as a result of the acquisition of subsidiary (Note 7)	385,408								385,408
Other comprehensive income	14,793,091						14,793,091	14,793,091
Stock-based compensation expenses	2,714,009			2,714,009				2,714,009
Net income/(loss)	51,122,254					51,140,211		51,140,211	(17,957)
Appropriation of statutory reserves					3,124,382	(3,124,382)
Balance at Dec. 31, 2010	518,164,954	15,319		507,972,627	27,559,300	(69,198,063)	51,448,320	517,797,503	367,451
Balance, shares at Dec. 31, 2010		153,185,548
Exercise of share options	22	22						22
Exercise of share options, shares		221,658
Treasury share repurchases (Note 16)	(7,958,841)		(7,958,841)					(7,958,841)
Treasury share repurchases (Note 16), shares		(7,543,530)
Other comprehensive income	28,447,636						28,410,852	28,410,852	36,784
Stock-based compensation expenses	1,740,861			1,740,861				1,740,861
Net income/(loss)	103,005,129					102,297,870		102,297,870	707,259
Appropriation of statutory reserves					6,019,909	(6,019,909)
Dividends to shareholders	(7,661,057)					(7,661,057)		(7,661,057)
Balance at Dec. 31, 2011	635,738,704	15,341	(7,958,841)	509,713,488	33,579,209	19,418,841	79,859,172	634,627,210	1,111,494
Balance, shares at Dec. 31, 2011		145,863,676
Exercise of share options	19	17		98,795				98,812
Exercise of share options, shares		166,372
Treasury share repurchases (Note 16)	(5,708,281)		(5,708,281)					(5,708,281)
Treasury share repurchases (Note 16), shares		(4,091,650)
Other comprehensive income	2,150,412						2,140,848	2,140,848	9,564
Stock-based compensation expenses	2,151,844			2,151,844				2,151,844
Net income/(loss)	158,107,859					156,997,595		156,997,595	1,110,264
Appropriation of statutory reserves					16,043,108	(16,043,108)
Dividends to shareholders	(8,769,530)					(8,769,530)		(8,769,530)
Distribution to non-controlling interest shareholders (Note 22)	(2,231,322)								(2,231,322)
Balance at Dec. 31, 2012	$ 781,538,498	$ 15,358	$ (13,667,122)	$ 511,964,127	$ 49,622,317	$ 151,603,798	$ 82,000,020	$ 781,538,498
Balance, shares at Dec. 31, 2012		141,938,398

Background information of business and organization	12 Months Ended
Dec. 31, 2012
Background information of business and organization [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co. Ltd. (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China ("PRC"). In 2012, the Group expanded its business into the U.S. residential real estate market and established Vista Sierra, LLC, XIN Irvine, LLC and 421 Kent Development, LLC to acquire three projects in Reno, Nevada, Irvine, California and Brooklyn, New York, respectively. On April 6, 2012 and September 25, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. (Note 22) and Henan Wanzhong Real Estate Co., Ltd., subsidiaries of the Company, were liquidated, respectively.

The Company's subsidiaries during 2012 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. ("Xinyuan")	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50	*	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	*	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

XIN Development Management East, LLC	United States August 28, 2012	US$	1	*	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1	*	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1	*	100%	Real estate development

Xinyuan (China) Real Estate, Ltd. ("WFOE")	The PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan")	The PRC May 19, 1997		200,000		100%	Real estate development

Henan Wanzhong Real Estate Co., Ltd.****	The PRC February 6, 2005		10,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006		300,000		100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998		50,000		100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004		2,000		100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004		2,000		100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 29, 2011		20,000		100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006		200,000		100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006		50,000		100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000	Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	50,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	30,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") **	The PRC June 13, 2005	10,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. ***	The PRC July 7, 2006	10,000	52%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	30,000	100%	Leasing management services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	2,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC September 20, 2012	200,000	100%	Real estate development

*	Expressed in US$'000 or HK$'000
**	Acquired on November 1, 2010, which was formerly a 45% owned equity investee
***	Owned by Jiantou Xinyuan and liquidated on April 6, 2012 (Note 22)
****	Liquidated on September 25, 2012

Excepted when otherwise indicated, equity holdings remained unchanged throughout the year ended December 31, 2012.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the financial statements of the Company, and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the consolidated financial statements include the results for the part of the reporting year during which the Group has control.

Certain items reported in the prior year's consolidated financial statements have been reclassified to conform to the current year's presentation.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment, provision necessary for contingent liabilities, allowance for doubtful debt associated with accounts receivable, other receivables and advances to suppliers, fair values, revenue recognition, taxes, budgeted costs and other similar charges. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c) Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other deposits and prepayments, due from employees, other receivables, other long-term investment, accounts payable, customer deposits, other payables, and borrowings. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other deposits and prepayments, due from employees, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, and short-term bank borrowings approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non performance by the counterparty is the recorded amount. The Group generally does not require collateral for its financial assets or liabilities, except as disclosed in Note 8 and Note 9.

Other long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Company reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Long-term borrowings bear a floating rate of interest. As the stated interest rate reflects the market rate, the carrying value of the bank borrowings approximates its fair value.

The Company applies Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820") for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: 1) market approach; 2) income approach and 3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

In accordance with ASC 820, the Company measures its warrant liability at fair value. The warrant liability is classified as Level 2 because it is valued using models utilizing market observable inputs.

During the year ended December 31, 2010, all outstanding warrants were exercised and the Company incurred a gain of US$841,560 resulting from the change in fair value. These gains were reported as a "change in fair value of warrant liability" in the accompanying consolidated statements of comprehensive income, as the warrants were not hedging instruments.

(d) Foreign currency translation

The Group's financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company's subsidiaries in China Mainland is Renminbi ("RMB"), the currency of the PRC. The functional currency of the Company's subsidiaries other than those in China Mainland is U.S. dollars. Transactions by the Company's subsidiaries which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People's Bank of China ("PBOC") prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The consolidated financial statements of the Company's subsidiaries have been translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	December 31, 2010	December 31, 2011	December 31, 2012

Year end RMB: US$ exchange rate	6.6227	6.3009	6.2855
Period average RMB: US$ exchange rate	6.7704	6.4614	6.3124

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(e) Cash and cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Group maintains bank accounts in China Mainland, Hong Kong and United States. The vast majority of China Mainland bank balances are denominated in RMB. Hong Kong and United States bank balances are denominated in U.S. dollars.

Cash includes cash on hand and demand deposits in accounts maintained with state-owned and private banks within the PRC and Hong Kong and United States. Total cash in banks at December 31, 2012 amounted to US$496,204,796 (December 31, 2011: US$319,218,155), of which the vast majority of deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

(f) Restricted cash

The Group is required to maintain certain deposits with banks that provide mortgage loans to the Group and the Group's customers in order to purchase residential units from the Group (see Note 11). These balances are subject to withdrawal restrictions and totaled US$36,597,624 as of December 31, 2012 (December 31, 2011: US$49,627,126). As of December 31, 2012, the Group held US$54,682,645 (December 31, 2011: US$93,757,218) in its restricted cash accounts, representing funds received from loans, which were designated to finance permitted project development expenditures that are subject to approval by the lender. As of December 31, 2012, the Group also held US$25,971,305 in its restricted cash accounts as security for its short-term loans (see Note 8), and held US$28,478,244 in its restricted cash accounts as security for its long-term loans (see Note 9). These restricted cash deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

(g) Real estate property development completed, under development and held for sale

Real estate properties consist of finished residential unit sites, commercial offices and residential unit sites under development. The Group leases the land for the residential unit sites under land use right leases with various terms from the PRC. Real estate property development completed, under development and held for sale are stated at the lower of carrying amounts or fair value less selling costs.

Expenditures for land development, including cost of land use rights, deed tax, pre-development costs and engineering costs, are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific units within a project based on the ratio of the sales value of units to the estimated total sales value times the total project costs.

Costs of amenities transferred to buyers are allocated as common costs of the project that are allocated to specific units as a component of total construction costs. For amenities retained by the Group, costs in excess of the related fair value of the amenity are also treated as common costs. Results of operations of amenities retained by the Group are included in current operating results.

In accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), real estate property development completed ,under development and held for sale are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

When the profitability of a current project deteriorates due to a slow down in the sales pace, reduction of pricing or some other factor, this indicates that there may be a possible future loss on delivery and possible impairment in the recoverability of the assets. Accordingly, the assets of such project are subsequently reviewed for future losses and impairment by comparing the estimated future undiscounted cash flows for the project to the carrying value of such project. If the estimated future undiscounted cash flows are less than the asset's carrying value such deficit will be charged as a future loss and the asset will then be written down to its estimated fair value.

The Company determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. In estimating the cash flows for a project, the Company uses various factors including (a) the expected pace at which the planned number of units will be sold, based on competitive market conditions, historical trends in sales pace and actual average selling prices of similar product offerings and any other long or short-term economic conditions which may impact the market in which the project is located; (b) the estimated net sales prices expected to be attained based on the current market conditions and historical price trends, as well as any estimated increases in future sales prices based upon the projected rate of unit sales, the estimated time gap between presale and expected delivery, the impact of government policies, the local and regional competitive environment, and certain external factors such as the opening of a subway line, school or factory; and (c) the expected costs to be expended in the future by the Company, including, but not limited to, construction cost, construction overhead, sales and marketing, sales taxes and interest costs.

The Company's determination of fair value requires discounting the estimated cash flow at a rate commensurate with the inherent risk associated with the assets and related estimated cash flow. The discount rate used in determining each project's fair value depends on the stage of development, location and other specific factors that increase or decrease the risk associated with the estimated cash flows.

For the years ended December 31, 2010, 2011 and 2012, the Group had not recognized any impairment for real estate property under development and held for sale.

(h) Revenue recognition

Real estate sales are reported in accordance with the provisions of ASC 360, "Property, Plant and Equipment" and ASC 976, "Real Estate-Retail Land".

Percentage-of-completion method

Revenue and profit from the sale of development properties is recognized by the percentage-of-completion method on the sale of individual units when the following conditions are met:

a. Construction is beyond a preliminary stage.

b. The buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit.

c. Sufficient units have already been sold to assure that the entire property will not revert to rental property.

d. Sales prices are collectible.

e. Aggregate sales proceeds and costs can be reasonably estimated.

If any of the above criteria is not met, proceeds are accounted for as customer deposits until the criteria are met.

Due to PRC restrictions of mortgages to second home buyers, the Group introduced seller-financed contract arrangements in the third quarter of 2011. In the second half of 2012, execution of seller-financed contracts dropped significantly to the point that the Group did not offer seller-financed contracts to second home buyers starting in the fourth quarter of 2012. Under these seller-financed contract arrangements, the buyer pays the purchase price for the residential unit in installment payments ranging from six months to two years with the final payment to be made 30 days prior to the delivery of the property. These contracts generally require a 10% down payment upon contract execution date, the second payment of 20% within 30 days, a third payment of 30% to 40% six months after the contract date, and the final 30% to 40% payment 30 days before delivery.

Under the percentage of completion method, revenues from units sold and related costs are recognized over the course of the construction period, based on the completion progress of a project. In relation to any project, revenue is determined by calculating the ratio of incurred costs, including land use rights costs and construction costs, to total estimated costs and applying that ratio to the contracted sales amounts. Cost of sales is recognized by determining the ratio of contracted sales during the period to total estimated sales value, and applying that ratio to the incurred costs. Current period amounts are calculated based on the difference between the life-to-date project totals and the previously recognized amounts.

The effect of changes to total estimated contract cost or revenues, if any, are recognized in the period in which they are determined. Revenue recognized to date in excess of amounts received from customers is classified as current assets under real estate property under development. Amounts received from customers in excess of revenue recognized to date are classified as current liabilities under customer deposits. As of December 31, 2011 and December 31, 2012, the amounts received from customers in excess of revenues recognized were US$162.0 million and US$178.3 million, respectively.

Any losses incurred or forecast to occur on real estate transactions are recognized in the period in which the loss is first anticipated.

Full accrual method

Revenue from the sales of development properties where the construction period, the period from the construction permit award date to the unit delivery date is expected to be 12 months or less, or the construction period is expected to be longer than 12 months and sales prices are not certain to be collected is recognized by the full accrual method when the sale is consummated and the unit has been delivered and properties held for sale is recognized by the full accrual method at the time of the closing of an individual unit sale. This occurs when title to the property is transferred to the buyer. A sale is not considered consummated until (a) the parties are bound by the terms of a contract, (b) all consideration has been exchanged, (c) any permanent financing of which the seller is responsible has been arranged, (d) all conditions precedent to closing have been performed, (e) the seller does not have substantial continuing involvement with the property, and (f) the usual risks and rewards of ownership have been transferred to the buyer. In addition, the buyer's initial and continuing investment must be adequate to demonstrate a commitment to pay for the property, and the buyer's receivable, if any, must not be subject to future subordination. Sales transactions not meeting all the conditions of the full accrual method are accounted for using the deposit method in which all costs are capitalized as incurred, and payments received from the buyer are recorded as a deposit liability. The properties held for sale comprise of finished lots for single family home communities and custom homes located in Reno, Nevada, U.S., and finished condominium units located in Irvine, California, U.S., which were acquired in the second and third quarter of 2012, respectively.

Revenues related to the projects in the U.S. are recognized under the full accrual method. For the years ended December 31, 2010 and 2011, no revenues were recognized under the full accrual method. For the year ended December 31, 2012, revenue was recognized in the amount of US$8.2 million for the resale of several parcels of the Northern Nevada Land Portfolio.

Real estate lease income is recognized on a straight-line basis over the terms of the tenancy agreements or the remaining life of the land use right. Depreciation cost and maintenance cost of the property are recorded as the cost of rental income.

Other revenue includes services ancillary to the Group's real estate projects, including property management, landscaping and computer network engineering.

(i) Accounts receivable

Accounts receivable consists of balances due from customers for the sale of residential units including the billed installment payments related to the seller-financed contract (see Note 2(h)) in the PRC. In cases where the customers deposit more than 50% of the total purchase price, the Group may defer the remaining purchase price. These deferred balances are unsecured, bear no interest and are due within a year from the date of the sale.

Accounts receivable are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. As of December 31, 2011 and 2012, there was no allowance for doubtful debts.

(j) Other receivables

Other receivables consist of various cash advances to unrelated companies and individuals with which the Group has business relationships.

Other receivables are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances becomes doubtful. As of December 31, 2011 and 2012, there was no allowance for doubtful debts.

(k) Advances to suppliers

Advances to suppliers consist of balances paid to contractors and vendors for services and materials that have not been provided or received and generally relate to the development and construction of residential units in the PRC. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the services and materials become doubtful. As of December 31, 2011 and 2012, there was no allowance provided.

(l) Customer deposits

Customer deposits consist of amounts received from customers relating to the sale of residential units in the PRC. In the PRC, customers will generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institution will provide the funding to the Group upon the completion of the financing rather than the completion of the project. The Group receives these funds and recognizes them as a current liability until the revenue can be recognized.

(m) Other payables

Other payables consist of balances for non-construction costs with unrelated companies and individuals with which the Group has business relationships. These amounts are unsecured, non-interest bearing and generally are short term in nature.

(n) Real estate properties held for lease, net

Real estate properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties held for lease are 20 years.

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

(o) Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	20 years
Vehicles	5 years
Furniture and fixtures	5 years

Maintenance, repairs and minor renewals are charged directly to expense as incurred unless such expenditures extend the useful life or represent a betterment, in which case they are capitalized.

(p) Long-term investments

The Group accounts for long-term investments in equities as follows:

Where the Group has significant influence over the investee, the Group applies the equity method of accounting. The reporting dates and accounting policies of the equity investees are the same as the Group. The investments in the equity investees are stated at cost, including the Group's share of the equity investee's net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of comprehensive income its share of the net income of the equity investees.

Where the Group has no significant influence, the investment is classified as other long-term investment and is carried under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible. The Group periodically evaluates the carrying value of its investment under the cost method and any decline in value is included in impairment of cost of the investment.

As of December 31, 2011 and 2012, the Group had no investments under equity method of accounting. As of December 31, 2011 and 2012, the Group only has a 1.85% equity interest in a company in PRC that specializes in the real estate industry. The Group does not exercise significant influence over this investment and therefore, the Group accounts for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

(q) Capitalized interest

The Group capitalizes interest as a component of building construction costs in accordance with ASC 835, "Interest" ("ASC 835").

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2010, 2011 and 2012, was as follows:

	2010	2011	2012
	US$	US$	US$
Accretion of discount from embedded derivative on Convertible Subordinated Notes	1,045,763	-	-
Accretion of discount arising from embedded derivative on Senior Floating Rate Notes	302,743	-	-
Amortization of issuance cost related to other long term debt	1,044,284	319,779	319,779
Accretion of discount arising from warrants on Senior Floating Rate Notes	620,064	-	-
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	730,348	1,021,368	1,024,166
Interest on borrowings	26,444,942	25,174,427	18,359,710

Total interest costs	30,188,144	26,515,574	19,703,655
Less: total interest costs capitalized	(30,188,144)	(26,515,574)	(19,703,655)

Interest expense, net	-	-	-

(r) Retirement benefits

Regulations in the PRC require the Group to contribute to a defined contribution retirement plan for all permanent employees. Pursuant to the mandatory requirement from the local authority in the PRC, the retirement pension insurance, unemployment insurance, health insurance and housing fund were established for the employees during the term they are employed. For the years ended December 31, 2010, 2011 and 2012, the level of contribution to these funds for each employee was determined at 41% of their average salary determined by the Social Welfare Bureau. For the year ended December 31, 2012, the Group recorded expense in the amount of US$2,598,959 (2010: US$1,397,426; 2011: US$1,783,144).

(s) Distribution of earnings and reserve fund

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries. The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries. In accordance with the PRC Company Law, the PRC subsidiaries are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory surplus reserve (the "SSR") until such reserve reaches 50% of the registered capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the SSR may be distributed to stockholders in the form of share bonus issues to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital.

(t) Income taxes

The Group accounts for income tax using the balance sheet method. Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as unutilized net operating losses. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or that future utilization is uncertain. The Group assesses its need for valuation allowances by tax reporting unit by jurisdiction. Generally, each of the Group reportable operating segments is organized in a separate tax reporting unit in a single tax jurisdiction.

Interest and penalties arising from underpayment of income taxes is recognized according to the relevant tax law. The amount of interest expense to be recognized is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized in accordance with ASC 740-10, "Income Tax" ("ASC 740-10") is classified in the consolidated financial statements as interest expense, while penalties recognized in accordance with this Interpretation are classified in the consolidated financial statements as other expenses.

In accordance with the provisions of ASC 740-10, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return's position or future tax position is "more likely than not" to prevail (defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position). Tax positions that meet the "more likely than not" threshold are measured (using a probability weighted approach) at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group's consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

(u) Land Appreciation Tax ("LAT")

In accordance with the relevant taxation laws for real estate companies of the provinces in which the subsidiaries operate in the PRC, the local tax authorities levy LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, being the proceeds of sales of properties less deductible expenditures, including borrowing costs and all property development expenditures. LAT is prepaid based on a fixed percentage (varying by local tax jurisdiction) of customer deposits and is expensed when the related revenue is recognized, as explained at Note 2(h).

(v) Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company's comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. The Group adopted ASU No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income and other comprehensive income in the consolidated statements of comprehensive income.

(w) Advertising and promotion expenses

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35, "Advertising Costs". For the year ended December 31, 2012, the Group recorded advertising and promotion expenses of US$15,900,532 (2010: US$9,117,423; 2011: US$13,767,135).

(x) Leases

In accordance with ASC 840, "Leases", leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

The Group has no capital leases for any of the periods stated herein. For the year ended December 31, 2012, the Group recorded lease expenses of US$1,974,787 (2010: US$1,653,781; 2011: US$2,148,169).

(y) Property warranty

The Company and its subsidiaries provide customers with warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two months to three years, depending on different property components the warranty covers.

The Group regularly estimates potential costs for materials and labor with regard to warranty-type claims expected to be incurred subsequent to the delivery of a property. Reserves are determined based on historical data and trends with respect to similar property types and geographical areas. The Group regularly monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Group may seek recourse against its contractors or any related third parties if it can be demonstrated they are at fault. In addition, the Group withholds up to 5% of the contract cost from sub-contractors for periods of 2 to 5 years. These amounts are included in current liabilities, and are only paid to the extent that there has been no warranty claim against the Group relating to the work performed or materials supplied by the subcontractors. For the years ended December 31, 2010, 2011 and 2012, the Group had not recognized any warranty liability or incurred any warranty costs in excess of the amount retained from subcontractors.

(z) Earnings per share

Earnings per share is calculated in accordance with ASC 260, "Earnings Per Share". Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible, redeemable preference shares were included in both basic and diluted earnings per common share computation for the period during which they were outstanding, as they are considered participating securities. Contingent exercise price resets are accounted for in a manner similar to contingently issuable shares.

Common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The nonvested options granted with performance condition are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(aa) Treasury Shares

The Company accounted for shares repurchased as treasury shares at cost in accordance to ASC Subtopic 505-30 ("ASC 505-30"), "Treasury Shares". Those shares are shown separately in the Shareholders' Equity as the Company has not yet decided on the ultimate disposition of the shares acquired. When the Company decides to retire the treasury shares, the difference between the original issuance price and the repurchase price is debited into retained earnings.

On May 26, 2011, the Board of Directors unanimously authorized management to repurchase up to US$10 million of the Company's shares (the "Share Repurchase Plan") within 12 months of the approval date. On June 19, 2012, the Company announced the 2012 Repurchase Program of US$20 million within 24 months of the approval date. The Board of Directors also agreed to review the Company's share repurchase program periodically and to adjust the amount authorized for repurchase as necessary. During 2012, the Company repurchased 4,091,650 shares (2011: 7,543,530 shares) for a consideration of US$5,708,281 (2011: US$7,958,841).

(ab) Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company entered into a securities purchase agreement with Forum Asian Realty Income II, L.P. ("Forum"), pursuant to which the Company agreed to issue to Forum: (i) a guaranteed senior secured note in the aggregate principal amount of US$40,000,000 due April 15, 2013 (the "Secured Note") and (ii) warrants to purchase up to 1,516,882 common shares of the Company (the "Forum Warrants") (see Note 10).

Given that the Secured Note is debt in its legal form, it has been classified as other long-term debt. According to ASC 815-40-25, the portion of the proceeds of debt securities issued with detachable stock purchase warrants that is allocable to the warrants are accounted for as a derivative liability associated with other long-term debt. The allocation is based on the relative fair value of the two securities at time of issuance. Any resulting discount or premium on the debt securities is accounted for as such.

Secured Note

The Secured Note bears interest at 15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes. It is guaranteed by the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited. The Secured Note is secured by a first priority security interest in the assets of the Company and its subsidiaries located outside of the People's Republic of China and, subject to approval and registration with the relevant governmental authorities, a pledge of the shares of Xinyuan (China) Real Estate Co., Ltd., a wholly foreign-owned limited liability company organized under the laws of the PRC, and a negative pledge of certain of Xinyuan (China) Real Estate Co., Ltd.'s assets.

Forum Warrants

The Forum Warrants granted Forum the right to acquire 1,516,882 common shares at an exercise price of US$0.01 per share, subject to anti-dilution adjustments only in the event of a stock-split or similar reclassification of the Company's capital stock.

The Forum Warrants were initially recorded as a derivative liability associated with long-term debt at a fair value of US$3,049,509. The fair value was determined by utilizing the Black-Scholes model. The proceeds, net of the portion allocated to the warrants, were allocated to the Secured Note, which were accreted to its face amount at maturity using the effective interest method. The accretion amount was recognized as interest expense.

On May 12, 2010, Forum exercised the warrants to purchase 1,516,882 common shares at the price of US$0.01 per share (see Note 10).

(ac) Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the life of the loan to which they relate using the effective interest method. The remaining debt issuance cost to be amortized as of December 31, 2012 amounted to US$104,196.

(ad) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the year ended December 31, 2012, ten real estate development projects (Chengdu Xinyuan Splendid I, Chengdu Xinyuan Splendid II, Suzhou International City Garden, Shandong Xinyuan Splendid, Kunshan International City Garden, Henan Royal Palace, Henan Modern City, Xuzhou Colorful Garden, Henan Century East B and Zhengzhou Yipin Xiangshan Phase II), which recognized gross profits in 2011, had changes in their estimated gross profit margins. As of December 31, 2012, each of these projects has a percentage of completion at 70.7% or more. As the unit sales and selling prices were on an upward trend during the year ended December 31, 2012, the Company revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimate cost, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$19.9 million (2010:US$11.7 million, 2011: US$11.2 million), US$14.9 million (2010: US$9.7 million,2011: US$8.4 million), US$0.10 per share (2010: US$0.06 per share, 2011: US$0.06 per share), US$0.10 per share (2010: US$0.06 per share, 2011: US$0.06 per share), respectively, for the year ended December 31, 2012.

In the third quarter of 2010, the Company found that certain of its contracted buyers for the Kunshan International City Garden project were not able to secure mortgages at terms and amounts foreseen at the time of contract execution, resulting from the government issued new mandates on housing policy affecting the availability of mortgage financing in 2010. As a result, the Company reversed contracted sales amounts of US$42.8 million related to sales contracts of 348 apartments when determining revenue to be recognized under the percentage of completion method (see Note 2(h) for further detail). The Company took the position that contracts not clearly executable under prevailing government policies were not recognized as revenue under the percentage of completion method. The reversals, which represented 12.0% of all contract sales from inception through December 31, 2010 for Kunshan, reduced revenue by US$31.5 million under the percentage of completion method for the year ended December 31, 2010. As a result of the change, net income and basic and diluted earnings per share decreased by US$5.5 million, US$0.04 per share and US$0.04 per share, respectively, for the year ended December 31, 2010. For the year ended December 31, 2011, the Company reversed contracted sales amounts of US$4.0 million related to sales contracts of 28 apartments, which reduced revenue by US$3.6 million. For the year ended December 31, 2012, the Company reversed contracted sales amounts of US$2.6 million related to sales contracts of 17 apartments, which reduced revenue by US$2.5 million. In all of other projects throughout China, where most of buyers are owner occupiers and not investors, there is no significant mortgage availability problem and, thus, no reversals have been recorded.

(ae) Share-based compensation

The Group has adopted ASC 718, "Compensation-Stock Compensation", which requires that share-based payment transactions with employees, such as restricted shares or stock options, be measured based on the grant-date fair value of the equity instrument issued and the Company has elected to recognize compensation expense using the straight-line method for all stock options granted with service conditions that have a graded vesting schedule. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options.

For options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the nonvested shares granted.

(af) Segment Reporting

In accordance with ASC 280 Segment Reporting ("ASC 280"), segment reporting is determined based on how the Group's chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in geographical segments. The reported segment information for 2010 and 2011 has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

(ag) Recent Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) ("ASU 2013-02") to improve the reporting of reclassifications out of AOCI. This ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. It requires companies to present information about reclassifications out of AOCI in one place and to present reclassifications by component when reporting changes in AOCI balances. The modifications to ASC Topic 220 resulting from the issuance of ASU 2013-02 are effective for fiscal years beginning after December 15, 2012 and interim periods within those years. Early adoption is permitted. The adoption of ASU 2013-02 is not expected to have a material impact on the Group's consolidated financial statements.

Real estate property development completed, under development and held for sale	12 Months Ended
Dec. 31, 2012
Real estate property development completed, under development and held for sale [Abstract]
Real estate property development completed and under development

3. Real estate property development completed, under development and held for sale

The following summarizes the components of real estate property completed, under development and held for sale at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	101,009	101,257
Zhengzhou Financial Square	10,574	12,377
Zhengzhou Yipin Xiangshan Phase I	-	51,143
Suzhou Lake Splendid	363,548	166,155
Suzhou Colorful Garden	401,592	421,380
Hefei Wangjiang Garden	290,699	278,548
Zhengzhou Xinyuan Colorful Garden	4,929,264	-
Jinan International City Garden	678,455	972,064
Suzhou International City Garden	-	-
Chengdu Xinyuan Splendid I	-	1,155,434
Real estate property development completed	6,775,141	3,158,358

Under development:
Current:
Suzhou International City Garden	119,484,041	-
Xuzhou Colorful Garden	38,471,017	21,238,889
Zhengzhou Modern City	60,299,157	57,408,025
Zhengzhou Century East A	36,226,170	53,604,699
Zhengzhou Century East B	104,832,456	98,948,705
Zhengzhou Royal Palace	103,516,481	98,557,509
Jinan Xinyuan Splendid	302,470,861	297,909,913
Kunshan International City Garden	126,205,482	123,002,290
Chengdu Xinyuan Splendid I	29,109,213	-
Chengdu Xinyuan Splendid II	92,164,170	41,573,242
Zhengzhou Yipin Xiangshan Phase I	4,487,385	-
Zhengzhou Yipin Xiangshan Phase II	96,222,612	56,189,379
Xuzhou New Land	38,415,147	39,943,324
Zhengzhou New Land	92,486,788	97,601,917
Suzhou New Land	-	44,942,686
Beijing New Land	-	170,596,964
New York New Land	-	55,587,073
	1,244,390,980	1,257,104,615
Profit recognized	239,583,913	279,176,906
Less: progress billings (see Note 11)	(722,103,502)	(813,462,059)

Total real estate property under development	761,871,391	722,819,462

Northern Nevada Land Portfolio	-	1,191,200
Lennox Project	-	10,000,000
Real estate property held for sale	-	11,191,200

Total real estate property development completed, under development and held for sale	768,646,532	737,169,020

As of December 31, 2012, land use rights included in the real estate property under development totaled US$602,353,601 (2011: US$558,104,645).

As of December 31, 2012, real estate property under development with an aggregate net book value of US$39,694,448 (2011: US$265,921,670) were pledged as collateral for certain bank loans.

Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2012
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net

4. Real estate properties held for lease, net

	December 31, 2011	December 31, 2012
	US$	US$
Elementary schools	3,385,046	3,393,339
Basement parking	1,921,969	1,926,678
Kindergartens	3,555,371	4,716,688
Parking facilities	11,970,594	15,984,868
Clubhouses	3,125,133	4,218,089

Total costs	23,958,113	30,239,662

Accumulated depreciation	(5,431,609)	(7,035,836)

Real estate properties held for lease, net	18,526,504	23,203,826

Depreciation expense for the year ended December 31, 2012 amounted to US$1,791,775 (2010: US$1,218,126; 2011: US$1,285,497).

As of December 31, 2011 and 2012, no real estate properties held for lease were pledged as collateral for bank loans.

As of December 31, 2012, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2013	1,387,303
2014	2,567,165
2015	2,573,462
2016	2,566,882
2017 and thereafter	50,569,724

Total	59,664,536

Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Property and equipment, net

5. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Buildings and improvements	1,126,014	-
Vehicles	3,205,983	3,077,924
Furniture and fixtures	2,720,664	2,946,681

Total	7,052,661	6,024,605

Accumulated depreciation	(4,072,125)	(4,448,459)

Property and equipment, net	2,980,536	1,576,146

Depreciation expense for the year ended December 31, 2012 amounted to US$533,616 (2010: US$1,138,887; 2011: US$888,314).

Other long-term investment	12 Months Ended
Dec. 31, 2012
Other long-term investment [Abstract]
Other long-term investment

6. Other long-term investment

As of December 31, 2011 and 2012, the other long-term investment accounted for at cost consisted of the following:

Investee	Initial Cost	Ownership	December 31, 2011	December 31, 2012
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

For the years ended December 31, 2010, 2011 and 2012 the Group recognized no investment profit or loss. As of December 31, 2011 and 2012, management noted no indicators of impairment related to this investment.

Acquisition of Jiantou Xinyuan	12 Months Ended
Dec. 31, 2012
Acquisition of Jiantou Xinyuan [Abstract]
Acquisition of Jiantou Xinyuan

7. Acquisition of Jiantou Xinyuan

On September 30, 2009, Xinyuan's wholly owned subsidiary, Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan"), signed an agreement to acquire the remaining 55% equity interest in Jiantou Xinyuan it did not own to expand its portfolio of real estate projects. As a result, Xinyuan became the sole shareholder of Jiantou Xinyuan. Jiantou Xinyuan was a joint venture among Zhengzhou General Construction Investment Company ("Jiantou Construction"), which held 50% of Jiantou Xinyuan's registered capital; Zhengzhou Jiantou Project Consulting Co., Ltd. ("Engineering Consulting Company"), which held 5% of Jiantou Xinyuan's registered capital; and Henan Xinyuan, which held 45% of Jiantou Xinyuan's registered capital. Jiantou Xinyuan owns a 52% equity interest in Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. and the remaining 48% equity interest belongs to one third-party. Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. was liquidated on April 6, 2012 (Note 22).

The acquisition was completed on November 1, 2010 and the purchase price was US$4.4 million (RMB29.2 million) in cash on the date of acquisition. As the Company formerly owned a 45% equity interest of Jiantou Xinyuan, Jiantou Xinyuan had been accounted for as an equity method until November 1, 2010, the date Jiantou Xinyuan became a wholly-owned subsidiary. The results of Jiantou Xinyuan have been included in the Company's consolidated financial statements since November 1, 2010. As part of the purchase of Jiantou Xinyuan, the Company recognized a gain on the remeasurement of its previously held 45% interest in Jiantou Xinyuan amounting to US$2.4 million, reported as "other income" in the consolidated statements of comprehensive income for the year ended December 31, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 1, 2010.

US$

Total purchase price	4,362,647
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.	382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company	3,569,438
Debt assumed	13,904,255
Total purchase consideration	22,218,348

Net identifiable assets acquired:
Cash and cash equivalents	13,744,581
Trade accounts receivables	1,634,674

Real estate property development completed	708,388
Real estate property under development	66,888,076
Other currents assets	11,239,770
Other assets	184,736
Current liabilities	(67,393,903)
Deferred tax liabilities	(4,787,974)
Net assets acquired	22,218,348

For the period from January 1, 2010 to November 1, 2010, the investee recognized losses of US$336,010. The Group's share of the income of the equity investee was US$226,579 in 2010.The amount of revenue and net loss of Jiantou Xinyuan included in the Company's consolidated statement of comprehensive income for the period from November 1, 2010, the acquisition date, to December 31, 2010 are as follows:

US$

Revenue	3,113,794
Cost of revenue	4,634,247
Gross loss	(1,520,453)
Net loss	(684,406)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the year ended December 31, 2010 is presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results are not indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

Year Ended December 31, 2010
US$ (unaudited)
Revenue	496,133,731
Cost of revenue	371,259,719
Gross profit	124,874,012
Operating expenses	35,006,046
Net income	47,057,512
Earnings per diluted shares	0.31

Jiantou Xinyuan developed one project which is excluded from the Group's interest. Losses from this project included in the amounts above were US$ nil in 2012 (2010 losses: US$651,594; 2011 losses: US$ nil).

Short-term bank loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term bank loans

8. Short-term bank loans and other debt

Short term bank loans represent amounts due to various banks and are due on the dates indicated below. These loans generally can be renewed with the banks. Short term bank loans at December 31, 2011 and 2012 consisted of the following:

	December 31,	December 31,
	2011	2012
	US$	US$

Loan from Agricultural Bank of China

Due July 5, 2012, at 6.56% per annum	6,348,299	-
Due July 13, 2012, at 6.56% per annum	809,408	-
	7,157,707	-

Loan from Bank of Jiangsu
Due December 24, 2012, at 6.65% per annum	10,792,109	-
	10,792,109	-

Loan from Bank of Zhengzhou
Due December 18, 2013, at 7.20% per annum	-	28,637,340
	-	28,637,340

Loan from China Guangfa Bank
Due December 26, 2013, at 6.00% per annum	-	19,091,560
	-	19,091,560
Loan from Industrial and Commercial Bank of China ("ICBC")
Due May 18, 2012, at 3.00% plus LIBOR	15,000,000	-
Due September 28, 2012, at 3.50% plus LIBOR	10,000,000	-
Due April 8, 2013, at 7.98% per annum	-	4,772,890
Due May 8, 2013, at 7.98% per annum	-	6,363,853
Due May 9, 2013, at 2.80% plus LIBOR*	-	15,000,000
Due November 30, 2014, at 1.90% plus LIBOR*	-	10,000,000
	25,000,000	36,136,743

Loan from Beta Capital, LLC**
Due September 19, 2013, at 4.25% per annum	-	29,200,000
	-	29,200,000

Total short-term bank loans and other debt	42,949,816	113,065,643

*	Pursuant to the loan contract with ICBC, these two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of the equivalent amounts denominated in RMB. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012. The US$10.0 million loan is due on November 30, 2014; however the Group has an obligation to repay the loan on demand if required by the bank. Therefore, this loan has been classified as short-term as of December 31, 2012.

**On August 31, 2012, Xinyuan Development Group International Inc. ("XIN Development") and Beta Capital LLC entered into a purchase and sale agreement, pursuant to which XIN Development's subsidiary, 421 Kent Development, LLC ("421 Kent Development") purchased land in Brooklyn, New York for a consideration of US$54.2 million, including a US$29.2 million mortgage loan borrowed from the seller with a maturity date of September 19, 2013, secured by the land purchased, any improvements thereon and any building equipment, materials and supplies owned by 421 Kent Development and any lease and rents from the property. In connection with the seller mortgage loan, 421 Kent Development agreed that, aside from developing and constructing the project, 421 Kent Development would not take certain actions without Beta Capital's consent, including removing improvements from or equipment on the property, making certain alterations to the properties, modifying or entering into new leases, or leasing, selling or transferring the property. In addition, 421 Kent Development agreed that it would not engage in any business other than that arising out of the ownership and operation of the property, not incur indebtedness other than the mortgage loan and amounts due in the ordinary course of business to trade creditors and not provide guarantees of the obligations of any other person.

As of December 31, 2012, except when otherwise indicated, all of the Group's short-term bank loans are denominated in RMB and are mainly secured by the Group's real estate property under development with net book value of US$24,738,811 (December 31, 2011: US$40,725,321) and land use right with net book value of US$14,438,201 (December 31, 2011: US$ nil).

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2012 was 5.31% (December 31, 2011: 5.03%).

Long-term bank loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term bank loans

9. Long-term bank loans

Long-term bank loans as of December 31, 2011 and 2012 consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.15% per annum (2011: 6.65%)	7,935,374	7,954,817
Due October 18, 2013 at 6.15% per annum (2011:6.40%)	39,676,872	33,092,037
Due November 1, 2013 at 7.38% per annum (2011:7.98%)	28,567,348	15,591,440
Due November 1, 2013 at 7.68% per annum		7,954,817
Due September 21, 2013 at 7.68% per annum		4,772,890
Due August 21, 2013 at 7.68% per annum		7,954,817
	76,179,594	77,320,818

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	-	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	-	10,000,000
	-	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	-	10,000,000
	-	10,000,000

Loan from Agricultural Bank of China
Due February 10, 2013, at 6.32% per annum ***	34,123,110	-
Due February 10, 2013 at 6.65% per annum***	1,269,660	-
Due April 23, 2013, at 5.84% per annum (2011: 6.32%)	13,331,429	13,364,092
Due May 5, 2013, at 6.15% per annum (2011:6.65%)	12,855,306	12,886,803
Due May 19, 2013, at 5.84% per annum (2011: 6.32%)	12,061,769	12,091,321
	73,640,274	38,342,216

Loan from China Guangfa Bank
Due January 19, 2013, at 5.85% per annum***	12,696,599	-
Due January 24, 2013, at 6.65% per annum***	2,539,320	-
Due June 28, 2013, at 7.32% per annum***	7,935,374	-
Due June 30, 2013, at 7.32% per annum***	2,698,027	-
	25,869,320	-

Loan from Bank of China
Due May 26, 2013, at 7.07% per annum (2011:7.65%)	21,425,511	9,354,864
	21,425,511	9,354,864

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum***	5,456,363	-
	5,456,363	-

Total	202,571,062	160,017,898

Less: current portion of long term bank loans	(129,089,496)	(125,017,898)

Total long-term bank loans	73,481,566	35,000,000

*Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,500,597 and US$10,977,647. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012.

**Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,168,562. This deposit is classified as restricted deposit on the consolidated balance sheet as of December 31, 2012.

***These loans were paid in full early during 2012.

As of December 31, 2012, the contractual maturities of all long-term loans are due in 2014. There are no loans with contractual maturities extending past December 31, 2014.

As of December 31, 2012, except when otherwise indicated the Group's long term bank loans are all denominated in RMB and are mainly secured by the Group's real estate property under development with net book value of US$14,955,637 (December 31, 2011: US$225,196,349) and land use right with net book value of US$132,388,217 (December 31, 2011: US$ nil)

The interest rates of these bank loans are adjustable based on the range of 95% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2012 was 5.79% (December 31, 2011: 6.78%).

Other long-term debt	12 Months Ended
Dec. 31, 2012
Other long-term debt [Abstract]
Other long-term debt

10. Other long-term debt

As of December 31, 2011 and 2012, other long term debt consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Guaranteed senior secured note due in April 15, 2013 at 15.6%	40,000,000	40,000,000

Total principal of other long-term debt	40,000,000	40,000,000
Less: Unaccreted discount from embedded derivative and warrants	(1,312,386)	(288,220)
Accrued interest	1,334,667	1,352,000

Total	40,022,281	41,063,780
Less: current portion	(313,300)	(41,063,780)

Total other long-term debt	39,708,981	-

Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company issued the Secured Note to Forum with an aggregate principal amount of US$40 million and detachable warrants to subscribe for common shares. The Secured Note bears interest at15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes.

In connection with the Secured Note, Forum Warrants were issued. The Forum Warrants entitled the holder to purchase 1,516,882 common shares at an exercise price of US$0.01 per share. The expiration date of the Forum Warrants was 3 years after the date of issuance.

On May 12, 2010, Forum exercised the warrants to purchase 1,516,882 common shares at the price of US$0.01 per share.

The fair values of the Forum Warrants as of the issuance day and exercise day were evaluated using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	As of April 15, 2010	As of May 12, 2010
Average risk-free rate of return	1.29%	1.32%
Expected term	3.00 years	2.92 years
Volatility rate	63.4%	59.3%
Dividend yield	0%	0%

The risk-free rate for periods within the expected life of the Forum Warrants was based on the implied yield rates of China International Bond denominated in US$ as of the valuation date. The expected life of the Forum Warrants represented the period of time the granted warrants were expected to be outstanding. As of April 15, 2010 and May 12, 2012, respectively, the Company had not paid dividends in the past nor did it expect to pay dividends in the foreseeable future. The expected volatility was based on the historical daily stock price of the Company, annualized.

The fair values of the Forum Warrants were US$3,049,509 and US$2,222,805 as of the issuance day and the exercise day, respectively.

	Fair Value Measurement using quoted price (Level 1)		Fair Value Measurement using Significant Other Observable Inputs (Level 2)		Total

As of April 15, 2010	US$	-	US$	3,049,509	US$	3,049,509
As of May 12, 2010	US$	-	US$	2,222,805	US$	2,222,805

The embedded derivative associated with the Secured Note was initially recorded as a derivative liability associated with long-term debt at fair value.

The Secured Note are subject to various restrictive covenants, including restrictions on the Company's ability and the ability of the Company's subsidiaries to incur additional debt or guarantees, to make restricted payments, to make investments, to pay dividends or distributions on the Company or subsidiaries' capital stock, to repurchase the Company or subsidiaries' capital stock, to pay subordinated indebtedness, and make or repay inter-company loans or enter into non-ordinary course of business transactions. Among other restrictions, the Company is limited in the dollar amount of mortgage guarantees the Company may provide if it does not maintain a minimum consolidated interest expense coverage ratio, or interest coverage ratio. In the event the Company engages in any financing transaction that results in the amount of third-party indebtedness at the Company level (the "Corporate Debt") (including the principal amount of the Note) exceeding US$100 million, Forum has the right to require the Company to repurchase the Secured Note at the repurchase price of 100% of the principal amount of the Secured Note then outstanding upon closing of the financing transaction. After the closing of any such financing transaction, as long as the aggregate Corporate Debt amount (including the principal amount of the Secured Note) exceeds US$100 million, Forum has the right, on 60 days advance notice, to exercise the repurchase right at the next semi-annual interest payment date.

Forum also was the holder of US$30 million principal amount of Senior Floating Rate Notes ("FRNs"). The US$40 million purchase price for the Secured Note and warrants was paid by Forum by (a) offsetting the purchase price by the amount owed to it by the Company for the repayment of US$30 million principal amount of its FRNs and (b) payment of US$10 million in cash.

The Company was in compliance with its financial ratio covenants under the Forum Note as of December 31, 2012.

Customer deposits	12 Months Ended
Dec. 31, 2012
Customer deposits [Abstract]
Customer deposits

11. Customer deposits

Customer deposits consisted of amounts received from customers for the pre-sale of residential units in the PRC.

	December 31, 2011	December 31, 2012
	US$	US$
Advances for real estate property under development	773,014,656	881,684,760
Add: revenue recognized in excess of amounts received from customers	18,612,485	(18,022,093)
Less: recognized as progress billings (see Note 3)	(722,103,502)	(813,462,059)

Total net balance	69,523,639	50,200,608

Customer deposits are typically funded up to 40% - 80% by mortgage loans made by banks to the customers. Until the customer obtains legal title to the property, the banks have a right to seek reimbursement from the Group for any defaults by the customers. The Group holds certain cash balances in restricted deposit accounts at the relevant banks (see Note 2 (f)). The Group, in turn, has a right to withhold transfer of title to the customer until outstanding amounts are fully settled.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes

12. Income taxes

(a) Corporate income tax ("CIT")

As a Cayman Island resident company, the Company is not subject to income tax.

The PRC subsidiaries are governed by the PRC Corporate Income Tax Laws and regulations. Under the Income Tax Laws of the PRC, the PRC subsidiaries are subject to an income tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The Company had minimal operations in jurisdiction other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
PRC	100,129,993	173,729,290	247,420,740
Non PRC	(11,674,365)	(12,086,672)	(15,138,254)

Total	88,455,628	161,642,618	232,282,486

Income tax expense for the years ended December 31, 2010, 2011 and 2012 is summarized as follows:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
Current:
CIT tax expense	10,583,933	27,162,678	51,183,346
Land Appreciation Tax ("LAT") expense	16,154,567	25,582,339	25,390,667
Deferred tax expense/ (benefit)	10,594,874	5,892,472	(2,399,386)

Income tax expense	37,333,374	58,637,489	74,174,627

The Group's income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the years ended December 31, 2010, 2011 and 2012, as follows:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
CIT at rate of 25%	22,113,907	40,410,655	58,070,622
Tax effect of non-deductible expenses	3,527,302	2,562,233	11,166,825
Tax effect of non-taxable income	(623,524)	-	-
Unrecognized tax benefit	-	-	(4,994,595)
LAT expense	16,154,567	25,582,339	25,390,667
CIT benefit of LAT	(4,038,642)	(6,395,585)	(6,347,667)
Changes in valuation allowance	19,154	(3,115,025)	(7,856,467)
International rate difference	252,290	(397,031)	(336,247)
Income tax on undistributed earnings of PRC subsidiaries	-	3,680,000	2,204,619
Adjustment of estimated income tax accruals	-	(3,988,507)	(3,038,183)
Others	(71,680)	298,410	(84,947)
Actual income tax expense	37,333,374	58,637,489	74,174,627

The income tax on undistributed earnings of PRC subsidiaries for the year ended December 31, 2012 represented accrued withholding taxes related to the portion of the Group's retained earnings that were not considered permanently reinvested. See Note 12(d) for more detail.

(b) Liability for unrecognized tax benefit

On January 1, 2007, the Group adopted ASC 740-10. There was no cumulative effect adjustment to beginning retained earnings resulting from the adoption of ASC 740-10, as the total liability for cumulative unrecognized tax benefits of US$2,667,594 as of January 1, 2007 was recognized in deferred tax liability, as discussed below. The following table summarizes the activity related to the Group's unrecognized tax benefits:

US$
Balance as of December 31, 2009	12,756,758
Movement in current year due to foreign exchange rate fluctuation	395,838
Balance as of December 31, 2010	13,152,596

Movement in current year due to foreign exchange rate fluctuation	671,730
Balance as of December 31, 2011	13,824,326

Movement in current year due to foreign exchange rate fluctuation	33,871
Movement in current year due to liquidation of the subsidiary	(5,015,958)
Balance as of December 31, 2012	8,842,239

The current year movement in ASC 740-10 liability of US$33,871 (2010: US$395,838, 2011: US$671,730), was due to the fluctuation of US$-RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$5,015,958 was recognized as a reduction of unrecognized tax benefits in the current year due to the liquidation of Henan Wanzhong Real Estate Co., Ltd. for which tax returns were filed based on the deemed profit method as discussed below.

The liability for unrecognized tax benefit relates to the application of the deemed profit method by the local tax authority of Zhengzhou city. During the years ended December 31, 2005 to 2010, in accordance with the provisions of the PRC tax law, the local tax authority of Zhengzhou City concluded that a deemed profit method is a preferred measure of income tax liability for companies in the real estate industry located in that province, including the PRC subsidiaries, than the statutory taxable income method.

Under the deemed profit method, the local tax authority levies income tax based on an arbitrary deemed profit ranging from 12% to 20% of total cash receipts of real estate property companies, rather than based on the statutory income tax rate on the adjusted taxable income, which was 33% for the years up to 2007 and 25% for 2008 and onwards. The PRC subsidiaries in that province had filed their tax returns based on the deemed profit method for the years ended December 31, 2009 and 2010. The local tax authority was entitled to re-evaluate prior years' income taxes assessed under the deemed profit method, upon receipt of audited accounts or upon completion of specific development projects.

Although the local tax authority of Zhengzhou City has not indicated that it will re-evaluate prior years, the Group believes that the possibility exists for reinterpretation of the application of the tax regulations by higher tax authorities in the PRC, potentially overturning the decision made by the local tax authority to apply the deemed profit method. Because of the uncertainty surrounding whether or not these tax years will be re-evaluated and the taxes adjusted, the difference between the taxes due based on taxable income calculated according to statutory taxable income method and the taxes due based on the deemed profit method has been recorded as an additional receivable or payable and has been included in unrecognized tax benefits. Management believes if the local tax authority of Zhengzhou City or a higher tax authority were to re-evaluate any of these tax years, the remaining PRC subsidiaries that have not been liquidated would be required to pay additional taxes due, based on the accumulated difference between the amounts paid under the deemed profit method and the amounts due under the PRC statutory taxable income method.

The entire unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2012. However, a reasonable estimate of the range of the possible increases related to similar positions originating after December 31, 2012 cannot be made at this time.

The PRC income tax returns for fiscal year 2006 through fiscal year 2012 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the PRC subsidiaries to audits of tax years outside the general statute of limitations.

It is the Group's continuing practice to recognize interest and penalties related to uncertain tax positions in interest expenses and other expenses, respectively. For the years ended December 31, 2010, 2011 and 2012, no interest and penalties have been recognized under ASC 740-10 as management believes that there will be no interest and penalties charged relating to a revaluation of a tax levy method .

(c) LAT

Since January 1, 1994, LAT has been applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws. However, prior to September 2004, the Group's local tax authority in Zhengzhou city did not impose the regulation on real estate companies in its area of administration. Since September 2004, the local tax authority has levied the LAT at the rate of 0.8% or 1.0% against total cash receipts from sales of real estate properties, rather than according to the progressive rates. In early 2007, the national PRC tax authorities clarified the regulations to require the full payment of LAT in accordance with the progressive rates.

For the years ended December 31, 2010, 2011 and 2012, the Group has made full provision for LAT with respect to properties sold up to December 31, 2012 in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

In the third quarter of 2010, the tax authorities of Jiangsu Province issued their interpretation of the definition of a "standard ordinary apartment", for the purposes of LAT. The Company previously believed that all of the units in its projects met the definition of "standard ordinary apartment". However, based on the interpretation, none of the units in its Jiangsu projects meet this definition. This interpretation differs from that adopted by other provinces in China. Thus, an exemption for LAT on profits up to 20% on "standard ordinary apartments" would not apply and the LAT rate for the Company's projects in Jiangsu Province was increased from zero to 30% on those apartments. In light of Jiangsu Province's interpretation, in the third quarter of 2010 the Company recognized a one-time charge of US$6.8 million to income tax expense and a US$6.8 million increase of income tax liabilities.

In the second quarter of 2010, one of Jiantou Xinyuan's projects, Zhengzhou International City Garden II, completed an LAT settlement from local tax bureau. The settlement was based on deemed profit method of US$4.2 million, while the Company had accrued the tax liability based on actual revenue method of US$21.4 million. As of December 31, 2010 and 2011, the unsettled liability has been accrued and carried forward. In addition to Zhengzhou International City Garden II, the LAT of two other projects, Finance Square and International Plaza were also settled based on deemed profit method in prior years, which was approved by the local tax bureau. However, the deemed profit method deviates from the federal tax authority's regulation. As a result, an accrual of US$22.8 million for these three projects was recorded for the difference between deemed profit method and the federal tax authority's regulation.

On April 6, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd., which developed International Plaza was liquidated (Note 22). During the liquidation process, the Zhengzhou branch of the federal tax bureau performed an assessment on the sufficiency of taxes paid, including LAT. There was no additional tax adjustment assessed by the Zhengzhou branch of the federal tax bureau and the Group received a tax clearance certificate confirming that there was no underpayment of taxes as of April 6, 2012. Based on the above, management performed a reassessment and concluded that the likelihood of the federal tax bureau overturning the deemed profit method approved by the local tax bureau is reasonably possible, and accordingly reversed the LAT liability accrued for these three projects totaling US$22.8 million as of June 30, 2012.

(d) Deferred tax

The tax effects of temporary differences that give rise to the Group's net current deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Current deferred tax assets:
Tax loss to be carried forward	126,295	-
Accruals and provisions	15,923,774	24,974,850
Impairment on Suzhou International City Garden project*	20,564,064	-
Valuation allowance for deferred tax assets*	(7,870,785)	-

Total current deferred tax assets	28,743,348	24,974,850

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(44,809,072)	(37,310,499)
Real estate properties accelerated cost deduction	(1,321,242)	(1,084,920)
Taxable temporary differences arise during the acquisition of Jiantou Xinyuan	(1,077,761)	(145,968)
Income tax on undistributed earnings of PRC subsidiaries	(3,680,000)	-
Others	(30,631)	(45,532)

Total current deferred tax liabilities	(50,918,706)	(38,586,919)

Net current deferred tax liabilities	(22,175,358)	(13,612,069)

*As of December 31, 2012, the pre-sale ratio of Suzhou International City Garden project has achieved 99.1% and the project has been substantially completed and delivered. Therefore, the related deferred tax assets and corresponding valuation allowance was reversed as of December 31, 2012.

The tax effects of temporary differences that give rise to the Group's net long-term deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Long-term deferred tax assets:
Accruals and provisions	708,419	495,336
Others	598,511	1,103,381

Total long-term deferred tax assets	1,306,930	1,598,717

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	-	(5,884,619)

Total long-term deferred tax liabilities	-	(5,884,619)

Net long-term deferred tax assets	1,306,930	(4,285,902)

Certain of the Company's PRC subsidiaries have PRC tax net operating loss carry forwards of US$2.4 million (2011: US$0.1 million) which will expire in one to five years, if unutilized. Losses incurred in the U.S. maybe carry forward 20 years to offset taxable income in those years.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2010, as it was permanently reinvesting all of its PRC subsidiaries' undistributed earnings to finance their future expansions and operations. During 2011 and 2012, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$36.8 million and US$58.8 million its PRC subsidiaries earnings as at December 31, 2011 and 2012 respectively. Accordingly, the Company accrued deferred income tax liabilities of US$3.68 million and US$5.88 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2011 and 2012 respectively.

For each PRC subsidiary, deferred tax assets have been netted against deferred tax liabilities by current or non-current classification, as the reversal of the underlying temporary differences is expected to occur in the same future periods.

The deferred tax assets and liabilities will reverse when the originating temporary differences reverse. In addition, as a result of applying the deemed profit method to calculate PRC income taxes payable, deferred tax assets and liabilities will reverse either if the tax years are re-evaluated and reassessed under the statutory taxable income method or the tax years are no longer open for tax review.

In assessing the ability to realize the deferred tax assets, the Company has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation [Abstract]
Share-based compensation

13. Share-based compensation

As of December 31, 2012, the Company has two share-based compensation plans under which awards may be granted to both employees and non-employees, which are described below. Compensation cost of US$2,151,844 (2010: US$2,716,993, 2011: US$1,740,861) was charged against income comprising of general and administrative expenses of US$2,151,844 (2010: US$2,646,699, 2011: US$1,740,861) and the elimination of share of income in an equity investee of US$nil (2010: US$70,294, 2011: US$ nil) for those plans, with a corresponding credit to additional paid-in capital in the year ended December 31, 2012, of which, US$2,095,900 (2010: US$2,543,812, 2011: US$1,662,132) was related to the options granted to employees and US$55,944 (2010: US$173,181, 2011: US$78,729) was related to the options granted to non-employees. The compensation cost is regarded as a permanent difference for income tax purposes as the options were granted by the Company, which is registered in Cayman, a country free of tax. Hence, no tax benefit was recognized upon the compensation cost. The Company has a policy using authorized shares in the existing pool to satisfy any future exercise of share options.

2007 Equity Incentive Plan (the "Plan")

On August 11, 2007, the Company granted share options to purchase up to 6,125,374 common shares to its directors and employees, at exercise prices ranging from US$0.0001 to US$2.50 per share. These options have a weighted average grant-date fair value of US$2.67 per option, and a total expected compensation cost, net of expected forfeitures, of US$15,564,801. These options have vesting periods based on length of service ranging from 10 to 60 months and will expire no later than August 10, 2017. These options are performance-based and did not begin vesting until the Company's IPO was in effect. However, upon the effectiveness of the IPO, these awards had an immediate vesting of all shares that would have vested between the grant date and the effectiveness of the IPO.

2007 Long Term Incentive Plan (the "2007 Plan")

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On April 30, 2010, under the 2007 Plan, the Company granted share options to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.80 per share. These options have a weighted average grant date fair value of US$1.08 per option, and a total expected compensation cost, net of expected forfeitures, of US$193,500. These options have vesting periods of 37 months and will expire no later than April 30, 2020. On December 20, 2010, the options were modified, by amending the vesting schedule.

On December 13, 2010, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 6,900,000 common shares to certain employees, at an exercise price of US$1.21 per share. These options have weighted average grant date fair values of US$0.60 to US$0.61 per option, depending on the vesting period. Pursuant to the agreements, 1/3 of the options would vest 13 months, 25 months and 37 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. For certain employees, 1/2 of the options would vest 13 months and 25 months after the grant date, respectively. These options will expire no later than December 13, 2020. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On December 13, 2010, under the 2007 Plan, the Company granted share options with a service condition to purchase up to 400,000 common shares to certain employees, at an exercise price of US$1.21 per share. These options have a weighted average grant date fair value of US$0.61 per option, and a total expected compensation cost, net of expected forfeitures, of US$219,600. These options have vesting periods of 37 months and will expire no later than December 13, 2020.

On December 20, 2010, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,100,000 common shares to certain employees, at an exercise price of US$1.18 per share. These options have a weighted average grant date fair value of US$0.58 per option. Pursuant to the agreements, 1/3 of the options would vest 13 months, 25 months and 37 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than December 20, 2020. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On January 4, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.365 per share. These options have a weighted average grant date fair value of US$0.68 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than January 4, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On May 24, 2011, under the 2007 Plan, the Company granted share options to purchase up to 100,000 common shares to an employee, at an exercise price of US$1.085 per share. These options have a weighted average grant date fair value of US$0.53 per option and a total expected compensation cost, net of expected forfeitures, of US$47,592. These options have vesting periods based on length of service of 36 months and will expire no later than May 24, 2021.

On November 8, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,000,000 common shares to an employee, at an exercise price of US$0.945 per share. These options have a weighted average grant date fair value of US$0.30 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than November 8, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On November 12, 2012, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 300,000 common shares to three independent directors, at an exercise price of US$1.64 per share. These options have a weighted average grant date fair value of US$0.62 per option and a total expected compensation cost, net of expected forfeitures, of US$187,063. These options have vesting periods based on length of service of 36 months and will expire no later than November 12, 2022.

On November 13, 2012, under the 2007 Plan, the Company granted share options with service conditions to purchase up to 200,000 common shares to one independent director, at an exercise price of US$1.595 per share. These options have a weighted average grant date fair value of US$0.61 per option and a total expected compensation cost, net of expected forfeitures, of US$121,287. These options will have vesting periods based on length of service of 36 months and will expire no later than November 13, 2022.

Options Granted to Non-employee

On August 11, 2007, the Company granted options under the Plan to purchase up to 333,333 common shares to a non-employee consultant, with an exercise price of US$0.0001 per share, and options to purchase up to 343,788 common shares to the employees of the Group's equity investee, Jiantou Xinyuan, with exercise prices ranging from US$0.0001 to US$2.50. These options have vesting periods based on length of service ranging from 40 to 60 months and will expire no later than August 10, 2017. In addition, the Company granted options under the 2007 Plan to purchase up to 52,004 common shares to employees of Jiantou Xinyuan. These options have a vesting period based on length of service of 36 months and will expire no later than November 5, 2017. All other terms of these awards are the same as the employee awards. These awards are accounted for under ASC 505-50, "Equity-Based Payments to Non-employees" ("ASC 505-50") and the cost will be measured at the date that the services are complete.

The forfeiture rate and fair value assumptions used to value the above options is consistent with the assumptions used to value the options to employees issued under the Plan and the 2007 Plan.

In November 2010, Jiantou Xinyuan became a wholly-owned subsidiary (Note 7) and the non-employee consultant was transferred to employee status as he was recruited as an employee of the Group. There are no other share options issued to non-employee from August 11, 2007 to December 31, 2012. During the year ended December 31, 2010, adjustments were recorded to expenses in order to properly reflect the cumulative expense based on the then current fair value of the vested options over the vesting period.

For the year ended December 31, 2012, compensation cost of US$55,944 (2010: US$173,181; 2011: US$78,729) was charged against income for those options granted to non-employees under the Plan and the 2007 Plan.

Assumptions

The Company assumed the forfeiture ratios of 10% for non-executive employees and 0% for executives in arriving at the total compensation expense.

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options Granted in 2010 Under the 2007 Plan	Options Granted in 2011 Under the 2007 Plan	Options Granted in 2012 Under the 2007 Plan
Average risk-free rate of return	2.28%-2.47%	2.47%	1.04%
Expected term	5.75-6 Years	6 Years	6.46 Years
Volatility rate	49.8-50.4%	48.4%-50%	63.4%
Dividend yield	0%	0-5%	5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S Treasury yield curve in effect at the time of grant. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercising pattern. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company's dividend distribution plan. The expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

The following table is a summary of the Company's share option activity under the Plan (in US$, except shares):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012
0.0001 (exercise price)	76,095	0.0001	5.58	66,576
2.50 (exercise price)	687,884	2.5	5.58	-

Granted to employee	-	-	-	-
Exercised
0.0001 (exercise price)	76,095	0.0001	-	120,440

Expired	-	-	-	-
Forfeited/Cancelled
0.0001 (exercise price)	-	0.0001	4.58	-
2.50 (exercise price)	28,474	2.5	4.58	-

Outstanding, December 31, 2012
2.50 (exercise price)	659,410	2.5	4.58	-

Exercisable as at December 31, 2012
2.50 (exercise price)	659,410	2.5	4.58	-

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of US$1.77 per common share as of December 31, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012. Total fair value of options vested during the year ended December 31, 2010, 2011 and 2012 was US$994,861, US$100,000, and US$252,778, respectively.

As of December 31, 2012, there was US$ nil and US$ nil of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees and non-employees, respectively, under the Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 0 years.

The following table is a summary of the Company's share option activity under the 2007 Plan (in US$, except shares):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012
7.0 (exercise price)	810,566	7.00	5.83	-
2.975 (exercise price)	180,000	2.975	6.50	-
1.87 (exercise price)	500,000	1.87	7.25	-
1.8 (exercise price)	200,000	1.80	8.50	-
1.21 (exercise price)	6,900,000	1.21	8.95	-
1.365 (exercise price)	200,000	1.365	9.00	-
1.085 (exercise price)	100,000	1.085	9.50	-
0.945 (exercise price)	1,000,000	0.945	9.80	-

Granted
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Exercised
1.21 (exercise price)	43,980	1.21	-	14,851
1.365 (exercise price)	33,500	1.365	-	4,690

Expired	-	-	-	-
Forfeited/Cancelled
1.21 (exercise price)	100,000	1.21	-	-
1.365 (exercise price)	166,500	1.365	-	-

Outstanding, December 31, 2012
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	200,000	1.80	7.50	-
1.21 (exercise price)	6,756,020	1.21	7.95	3,783,371
1.085 (exercise price)	100,000	1.085	8.50	68,500
0.945 (exercise price)	1,000,000	0.945	8.80	825,000
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Exercisable as at December 31, 2012
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	182,857	1.80	7.50	-
1.21 (exercise price)	4,934,247	1.21	7.95	2,763,178
1.085 (exercise price)	52,778	1.085	8.50	36,153
0.945 (exercise price)	333,333	0.945	8.80	275,000
1.64 (exercise price)	16,667	1.64	9.87	2,167
1.595 (exercise price)	11,111	1.595	9.87	1,944

As of December 31, 2012, there was US$479,259 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees, under the 2007 Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 2.56 years. Total fair value of options vested during the year ended December 31, 2010, 2011 and 2012 was US$1,481,711, US$1,643,899, and US$1,979,786, respectively.

Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2012
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities

14. Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Contract deposit	25,633,930	25,009,089
Accrued expense	10,893,610	14,070,704
Deed tax and maintenance fund withheld for customers	5,805,077	8,853,790
Bidding deposit	843,960	723,174
Welfare	1,758,094	1,524,935
Other tax payable	4,473,315	7,101,425
Others	1,562,509	7,438,276

Total	50,970,495	64,721,393

Related party and Employee transactions	12 Months Ended
Dec. 31, 2012
Related party and employee transactions [Abstract]
Related party and employee transactions

15. Related party and employee transactions

(a) Amounts due from employees

	December 31, 2011	December 31, 2012
	US$	US$
Advances to employees	20,750	133,377

The balance represents cash advances to employees for traveling expenses and other expenses. The balances bear no interest and have no fixed payment terms.

(b) Others

For the year ended December 31, 2012, total directors' remuneration paid amounted to US$3,078,519 (2010: US$990,309; 2011: US$2,261,501).

The Company entered into a consulting agreement with a consulting company that is beneficially owned by Yong Cui ("Dr. Cui"), one of the directors of the Company, in April 2005. Under this agreement, the consulting company agreed to provide certain financial consulting services to the Company. This consulting agreement was renewed in December 2006, under which the Company agreed to pay an annual fee of RMB240,000 or US$30,735. In February 2010, the Company renewed this consulting agreement, under which the Company agreed to pay an annual fee of RMB500,000 or US$77,382 at the then prevailing exchange rate. In January 2011, the consulting activities were expanded to include development of commercial real estate in China and residential real estate in the U.S. as well as to develop financing channels in Asia. The Company agreed to pay an annual fee of US$600,000 for these services from January 2011 forward pursuant to a contract entered into in April 2012, which was further amended in December 2012. Under this agreement, Dr. Cui was paid US$150,000 in 2011 and US$1,050,000 in 2012 for services performed in 2011 and 2012. As of December 31, 2011 and 2012, there were no balances due to Dr. Cui.

The Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden, one of the Group's directors, is a minority shareholder in November 2011. The term of this agreement is six months with advisory fees based on an hourly rate; the agreement shall be automatically renewed for an additional six month period upon expiration on a continuous basis. During the year ended December 31, 2012, the Company paid Karmen Equities Limited US$88,874 (2011: US$ nil). There were no balances due to Karmen Equities Limited as of December 31, 2011 and 2012.

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

16. Equity

(i) As at December 31, 2012 the Company's authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2011: 500 million common shares).

(ii) During the year ended December 31, 2010, 187,734 options were exercised at US$0.0001 per share under the Plan.

(iii) In May 2010, the Forum Warrants were exercised and converted to 1,516,882 common shares at the price of US$0.01 per share (Note 10).

(iv) During the year ended December 31, 2011, 221,658 options were exercised at US$0.0001 per share under the Plan.

(v) On May 16, 2011, the Company announced a share repurchase program of up to US$10 million. During the year ended December 31, 2011, 7,543,530 common shares were repurchased at a total cost of US$7,958,841.

(vi) In June 2011, the Company distributed dividends to common shareholders of US$7,661,057.

(vii) During the year ended December 31, 2012, 76,095 options were exercised at US$0.0001 per share under the Plan.

(viii) During the year ended December 31, 2012, 43,980 options were exercised at US$1.21 per share under the 2007 Plan.

(ix) During the year ended December 31, 2012, 33,500 options were exercised at US$1.365 per share under the 2007 Plan.

(x) On June 19, 2012 the Company announced a new share repurchase program of up to US$20 million. During the year ended December 31, 2012, 4,091,650 common shares were repurchased at a total cost of US$5,708,281.

(xi) During the year ended December 31, 2012, the Company distributed dividends to common shareholders of US$8,769,530.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

17. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2010	2011	2012
	US$	US$	US$
Numerator:
Net income	51,140,211	102,297,870	156,997,595
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic and diluted	51,140,211	102,297,870	156,997,595
Denominator:
Number of shares outstanding, basic	152,577,960	151,314,945	144,258,862
Weighted average number of convertible notes	2,742,000	-	-
Weighted average number of stock options	77,395	-	472,152

Number of shares outstanding-diluted	155,397,355	151,314,945	144,731,014

Basic earnings per share	0.34	0.68	1.09

Diluted earnings per share	0.33	0.68	1.08

During the year ended December 31, 2012, 2,945,360 (2011: 7,060,214) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.

5,357,143 Warrants of FRNs were excluded from the calculation of earnings per share from January 1, 2010 through April 15, 2010, because their effect would be anti-dilutive.

Segment reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment reporting

18. Segment reporting

The Group's long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a small portion of the Group's long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment. The Group's reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Anhui Province and Beijing, in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The "other" category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, "Summary of Significant Accounting Policies".

The Group's chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the year ended December 31 2010, 2011 and 2012.

Summary information by operating segment is as follows:

December 31, 2010	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	120,131,600	3,394,585	204,603,672	82,376	110,579,729	-	-	-	438,791,962
Real estate lease income	97,014	15,240	62,055	6,582	-	-	-	-	180,891
Other revenue	211,691	76,809	115,960	2,761	56,482	-	-	10,535,289	10,998,992

Total revenue	120,440,305	3,486,634	204,781,687	91,719	110,636,211	-	-	10,535,289	449,971,845
Cost of real estate sales	(79,671,781)	(3,260,993)	(150,325,460)	(5,212)	(92,365,779)	-	-	(77,531)	(325,706,756)
Cost of real estate lease income	(702,556)	(110,365)	(449,385)	(47,666)	-	-	-	-	(1,309,972)
Other costs	469,975	(490)	(333,632)	(2,122)	(26,997)	-	-	(7,542,562)	(7,435,828)

Total cost of revenue	(79,904,362)	(3,371,848)	(151,108,477)	(55,000)	(92,392,776)	-	-	(7,620,093)	(334,452,556)
Gross profit	40,535,943	114,786	53,673,210	36,719	18,243,435	-	-	2,915,196	115,519,289
Operating expenses	(15,651,485)	(1,132,792)	(7,037,123)	(411,485)	(3,340,810)	(80,349)	-	(5,278,541)	(32,932,585)

Operating income/(loss)	24,884,458	(1,018,006)	46,636,087	(374,766)	14,902,625	(80,349)	-	(2,363,345)	82,586,704
Interest income	1,134,581	132,697	479,665	2,918	159,318	66,830	-	242,147	2,218,156
Other income	2,352,607	-	-	-	-	-	-	28,430	2,381,037
Exchange gains	201,592	-	-	-	-	-	-	-	201,592
Change in fair value of warrant liability	-	-	-	-	-	-	-	841,560	841,560
Share of income in an entity investee	226,579	-	-	-	-	-	-	-	226,579
Income/(loss) before income taxes	28,799,817	(885,309)	47,115,752	(371,848)	15,061,943	(13,519)	-	(1,251,208)	88,455,628
Income tax expense	(11,158,923)	(1,552,197)	(19,085,355)	(699,910)	(4,314,291)	(35)	-	(522,663)	(37,333,374)

Net income/(loss)	17,640,894	(2,437,506)	28,030,397	(1,071,758)	10,747,652	(13,554)	-	(1,773,871)	51,122,254

Depreciation and amortization	1,034,452	178,127	1,018,937	70,546	221,059	34,053	-	180,549	2,737,723
Capital expenditure	-	287,779	365,612	-	-	238,968	-	88,835	981,194
Real estate property development completed	288,795	31,233	824,423	325,790	-	-	-	-	1,470,241
Real estate property under development (current)	263,594,606	205,680,349	168,662,723	-	72,647,638	-	-	-	710,585,316
Real estate property held for lease	8,504,572	1,983,736	8,461,811	925,852	-	-	-	-	19,875,971
Total long-lived assets	11,777,816	2,548,914	11,003,344	939,610	256,865	204,915	-	2,188,836	28,920,300
Total assets	464,403,931	172,819,504	267,307,884	10,688,870	153,472,671	13,264,423	-	22,008,043	1,103,965,326

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	-	-	-	673,381,593
Real estate lease income	2,607,441	181,042	45,597	-	-	-	-	-	2,834,080
Other revenue	342,865	4,063	128,181	850	33,607	-	-	10,782,957	11,292,523

Total revenue	269,005,437	60,975,814	227,622,729	331,752	118,789,507	-	-	10,782,957	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	-	-	-	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519)	(470,876)	(49,945)	-	-	-	-	(1,131,787)
Other costs	(40,865)	-	(120,300)	(8,809)	(26,455)	-	-	(9,307,785)	(9,504,214)

Total cost of revenue	(171,884,375)	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	-		(9,307,785)	(487,776,799)
Gross profit	97,121,062	12,381,218	58,883,539	210,041	29,660,365	-	-	1,475,172	199,731,397
Operating expenses	(21,784,890)	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(1,529,271)	-	(5,454,150)	(43,439,424)

Operating income/(loss)	75,336,172	9,101,915	50,955,930	133,444	26,272,761	(1,529,271)		(3,978,978)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	96,920	-	69,972	5,293,920
Exchange gains	56,725	-	-	-	-	-	-	-	56,725

Income/(loss) before income taxes	79,609,538	9,428,494	51,337,033	133,690	26,475,220	(1,432,351)	-	(3,909,006)	161,642,618
Income tax expense	(33,322,951)	(2,346,751)	(15,947,960)	(67,007)	(6,530,367)	(823)	-	(421,630)	(58,637,489)

Net income/(loss)	46,286,587	7,081,743	35,389,073	66,683	19,944,853	(1,433,174)	-	(4,330,636)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	42,334		9,523	2,500,832
Capital expenditure	118,024	35,020	25,792	232	9,914	796,041	-	179,063	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	-	-	-	-	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	-	33,432,150	-	-	-	761,871,391
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	-	-	-	-	18,526,504
Total long-lived assets	10,995,939	2,571,597	8,774,859	923,748	190,311	893,349	-	1,613,592	25,963,395
Total assets	685,397,504	202,903,110	304,969,620	10,241,454	145,895,377	12,963,386	-	28,243,175	1,390,613,626

December 31, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	409,866,785	139,120,620	255,431,799	52,228	85,372,969	-	8,204,121	-	898,048,522
Real estate lease income	1,776,271	118,666	12,990	-	-	-	-	1,345,841	3,253,768
Other revenue	835,807	123,393	150,424	-	459,455	-	-	11,927,183	13,496,262

Total revenue	412,478,863	139,362,679	255,595,213	52,228	85,832,424	-	8,204,121	13,273,024	914,798,552
Cost of real estate sales	(255,731,299)	(112,010,770)	(176,713,055)	-	(61,137,449)	-	(6,158,800)	181,210	(611,570,163)
Cost of real estate lease income	(772,434)	(104,900)	(614,454)	(51,124)	-	-	-	-	(1,542,912)
Other costs	(5,209,999)	(9,713)	(4,670,571)	(44)	(46,410)	-	(475,005)	(11,238,453)	(21,650,195)

Total cost of revenue	(261,713,732)	(112,125,383)	(181,998,080)	(51,168)	(61,183,859)	-	(6,633,805)	(11,057,243)	(634,763,270)
Gross profit	150,765,131	27,237,296	73,597,133	1,060	24,648,565	-	1,570,316	2,215,781	280,035,282
Operating expenses	(25,485,569)	(4,401,606)	(10,056,381)	(10,856)	(2,537,960)	(2,133,432)	(852,184)	(11,293,434)	(56,771,422)

Operating income/(loss)	125,279,562	22,835,690	63,540,752	(9,796)	22,110,605	(2,133,432)	718,132	(9,077,653)	223,263,860
Interest income	7,435,582	589,441	369,546	373	156,911	418,608	3,643	44,522	9,018,626

Income/(loss) before income taxes	132,715,144	23,425,131	63,910,298	(9,423)	22,267,516	(1,714,824)	721,775	(9,033,131)	232,282,486
Income tax expense	(38,363,911)	(5,566,143)	(22,921,285)	(57,467)	(5,349,292)	(133,390)	(257,547)	(1,525,592)	(74,174,627)

Net income/(loss)	94,351,233	17,858,988	40,989,013	(66,890)	16,918,224	(1,848,214)	464,228	(10,558,723)	158,107,859

Depreciation and amortization	912,925	125,461	719,846	52,009	43,883	202,340	-	456,804	2,513,268
Capital expenditure	293,152	15,492	6,942	-	1,267	1,803	-	56,600	375,256
Real estate property held for sale	-	-	-	-	-	-	11,191,200	-	11,191,200
Real estate property development completed	164,777	972,064	587,535	278,549	1,155,433	-	-	-	3,158,358
Real estate property under development (current)	200,523,505	162,469,632	131,597,689	-	2,044,599	170,596,964	55,587,073	-	722,819,462
Real estate property held for lease	7,559,206	1,706,272	12,351,171	872,834	-	-	-	714,343	23,203,826
Total long-lived assets	20,685,992	1,877,073	12,645,923	873,314	127,070	1,012,336	-	2,816,194	40,037,902
Total assets	738,660,051	272,876,033	306,297,716	9,831,898	114,816,678	23,168,302	30,147,475	70,582,453	1,566,380,606

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies[Abstract]
Commitments and contingencies

19. Commitments and contingencies

The Group leases certain of its office properties under non-cancellable operating lease arrangements. Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases, and the terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

Commitments

Operating lease commitments

As of December 31, 2012, the Group had the following operating lease obligations falling due:

Amount
US$
2013	2,278,474
2014	2,120,722
2015	2,091,688
2016	290,071
2017 and thereafter	196,849

Total	6,977,804

Other commitments

On October 23, 2012, the Group entered into a capital lease agreement to purchase a corporate aircraft, which is expected to be delivered in June 2013, upon which the capital lease will commence. As of the capital lease commencement date, the Group will measure a capital lease asset and capital lease obligation at an amount equal to the present value of the minimum lease payments during the lease term, excluding the portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) as well as any profit thereon.

As of December 31, 2012, the Company is contractually committed to pay the following amounts:

Amount
US$
2013	3,385,678
2014	4,514,238
2015	4,514,238
2016	4,514,238
2017 and thereafter	19,185,510

Total	36,113,902

As of December 31, 2012, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	226,778,420

Contingencies

As at December 31, 2012, the Group provided guarantees of US$951,053,313 (2011: US$709,489,907), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group's properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group's guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$95,563, US$41,793, and US$273,987 to satisfy guarantee obligations related to customer defaults for the years ended December 2010, 2011 and 2012, respectively.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and the management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In the prior years, the Company has settled the LAT for three of its projects based on the deemed profit method, which was approved by the local tax bureau. It is reasonably possible that in future periods, the federal tax bureau may conclude that the deemed profit method used by the Company in settling LAT for these three projects is not appropriate. The estimated amount for this contingency is US$22.8 million. See Note 12(c) for details.

Concentration of risk	12 Months Ended
Dec. 31, 2012
Concentration of risk [Abstract]
Concentration of risk

20. Concentration of risk

The Group's operations are conducted mainly in the PRC. Starting in 2012, a small portion of the Group's operations is conducted in the United States. Accordingly, the Group's business, financial condition and results of operations is primarily influenced by the political, economic and legal environments in the PRC and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to the US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy has resulted in a 24.1% appreciation of the RMB against the US$ from July 21, 2005 to December 31, 2012.

Additionally, the value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

The Group uses various suppliers and sells to a wide range of customers. All the homebuyers who signed seller-financed contracts are subject to credit verification procedures. In addition, accounts receivable balances are unsecured, but monitored on an ongoing basis via the Group's management reporting procedures. The Group provides longer payment terms, ranging between six months to two years to particular home buyers after applying strict credit requirements based on the Group's credit policy. There is no concentration of credit risk with respect to receivables as the Group has a large number of seller-financed customers. The Group does not have a significant exposure to any individual debtor.

In addition, no single supplier or customer accounted for more than 10% of revenue or project expenditures for the years ended December 31, 2010, 2011 and 2012.

Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income

21. Accumulated other comprehensive income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments

Balance as of January 1, 2010	36,655,229
Other comprehensive income	14,793,091
Balance as of December 31, 2010	51,448,320
Other comprehensive income	28,410,852
Balance as of December 31, 2011	79,859,172
Other comprehensive income	2,140,848
Balance as of December 31, 2012	82,000,020

Non-controlling interest	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Non-controlling interest

22. Non-controlling interest

A reconciliation of the carrying amounts of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd is as follows:

	December 31, 2011		December 31, 2012
	Group	Non-controlling interests	Group	Non-controlling interests
Beginning balance	398,072	367,451	1,204,118	1,111,494
Net income	766,197	707,259	1,202,787	1,110,264
Transactions with owners acting in their capacity as owners	-	-	-	-
Other comprehensive income	39,849	36,784	10,361	9,564
Distribution to non-controlling interest shareholders	-	-	(2,417,266)	(2,231,322)

Ending balance	1,204,118	1,111,494	-	-

On April 6, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd was liquidated. Gain from liquidation of this subsidiary amounted to US$2,033,766 in 2012.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events

23. Subsequent events

At the end of 2012, the Company was considering and continues to consider outbound investment as a potential means of funding the development project in Brooklyn, New York. Accordingly, one of the Company's subsidiaries, Henan Xinyuan Real Estate Co., Ltd. has applied for approval for up to US$100 million in outbound investment which would permit Henan Xinyuan to acquire up to 99% of the outstanding shares of XIN Group Development Inc. from Xinyuan International Property Investment Co., Ltd. should the Company decide to pursue this financing approach. As of April 3, 2013, the application had been approved by Zhengzhou Municipal Bureau of Commerce and Henan Provincial Commerce Department and is pending approving by the Economic and Commercial Counselor's Office of the Embassy of the People's Republic of China in the United States of America.

On April 15, 2010, the Company entered into a securities purchase agreement with Forum Asian Realty Income II, L.P., pursuant to which the Company issued to Forum a guaranteed senior secured note in the aggregate principal amount of US$40,000,000 due April 15, 2013. The Secured Note bears interest at 15.6% per annum payable semi-annually. The Company repaid the Secured Note before the due date and there was no penalty associated with the early repayment.

Condensed financial information of the Company	12 Months Ended
Dec. 31, 2012
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company

24. Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. (the "Company") have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$356,622,317 as of December 31, 2012 (2011:US$340,579,209).

Condensed Balance Sheets

	Year ended December 31
	2011	2012
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	8,516,544	3,761,752

Other current assets	3,167	-
Due from a subsidiary	281,467,371	295,060,868
Total current assets	289,987,082	298,822,620

Other assets	750,743	202,490
Investments in subsidiaries	410,994,746	585,865,093

TOTAL ASSETS	701,732,571	884,890,203

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	25,000,000	25,000,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	1,167,502	1,372,348
Other long-term debt due within one year	313,300	41,063,780

Total current liabilities	27,396,380	68,351,706

Other long-term debt	39,708,981	-
Long term bank loans	-	35,000,000

Total liabilities	67,105,361	103,351,706

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,341	15,358
Treasury shares	(7,958,841)	(13,667,122)
Additional paid-in capital	509,713,488	511,964,127
Retained earnings	132,857,222	283,226,134

Total shareholders' equity	634,627,210	781,538,497

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	701,732,571	884,890,203

Condensed Statements of Comprehensive Income

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Sales tax	(330,904)	(3,104)	-

General and administrative expenses	(1,098,624)	(2,360,042)	(4,422,692)

Operating loss	(1,429,528)	(2,363,146)	(4,422,693)
Interest expense	(8,497,106)	(8,022,254)	(9,243,078)
Interest income	130,128	6,818	722
Change in fair value of warrant liability	841,560	-	-
Equity in profit of subsidiaries, net	60,388,873	112,676,827	170,662,644

Income from operations before income taxes	51,433,927	102,298,245	156,997,595
Income taxes	(293,716)	(375)	-

Net income attributable to common shareholders	51,140,211	102,297,870	156,997,595

Other comprehensive income, net of tax
Foreign currency translation adjustments	14,793,091	28,410,852	2,140,848

Comprehensive income attributable to shareholders	65,933,302	130,708,722	159,138,443

Condensed Statements of Cash Flows

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	51,140,211	102,297,870	156,997,595
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(60,388,873)	(112,676,827)	(170,662,644)
Depreciation and amortization	-	319,779	-
Accretion of long-term debt	-	1,021,368	1,024,166
Change in fair value of warrant liability	(841,560)	-	-
Stock based compensation expense	-	38,382	84,988

Changes in operating assets and liabilities:
Other receivables	(2,792)	(3,137)	-
Other assets	508,595	348,766	551,420
Income tax payable	(829,790)	375	-
Other tax payable	222,476	(24,116)	-
Other payable and accrued liabilities	(1,175,084)	864,636	204,846
Accrued interest	(5,812,765)	(514,226)	17,333

Net cash used in operating activities	(5,554,052)	(8,327,130)	(11,782,296)

Cash flows from financing activities:
Changes in due from a subsidiary	73,204,741	7,458,606	(13,593,497)
Proceeds from short-term debt	-	25,000,000	25,000,000
Repayments of short-term bank loans	-	-	(25,000,000)
Proceeds from other long-term debt	10,000,000	-	35,000,000
Repayment of other debt	(77,954,175)	-	-
Purchase of treasury shares	-	(7,958,841)	(5,708,281)
Dividends to shareholders	-	(7,661,057)	(8,769,530)
Proceeds from issuance of common shares	15,188	22	98,812

Net cash provided by financing activities	5,265,754	16,838,730	7,027,504

Net (decrease)/ increase in cash and cash equivalents	(288,298)	8,511,600	(4,754,792)
Cash and cash equivalents, at the beginning of the year	293,242	4,944	8,516,544

Cash and cash equivalents, at end of the period	4,944	8,516,544	3,761,752
SUPPLEMENTARY INFORMATION OF NON-CASH FINANCING ACTIVITIES
Non-cash repayment of other debt	30,000,000	-	-

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323 "Investment-Equity Method and Joint Ventures" ("ASC 323"). Such investment is presented on the balance sheet as "Investments in subsidiaries" and share of the subsidiaries' profit or loss as "Equity in profit of subsidiaries, net" on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b) Related party transactions

As of December 31, 2011 and 2012, the Company has US$281,467,371 and US$295,060,868 due from a subsidiary. These amounts reflect intercompany loans from the Company to Xinyuan (China) Real Estate, Ltd. ("WFOE"), a wholly-owned subsidiary of the Company. While intercompany loans have no fixed payments terms, the Company has a legally enforceable right to demand payment and the WFOE has the ability to repay the outstanding balance on demand.

The Company entered into a consulting agreement with a consulting company that is beneficially owned by Yong Cui ("Dr. Cui"), one of the directors of the Company, in April 2005. Under this agreement, the consulting company agreed to provide certain financial consulting services to the Company. This consulting agreement was renewed in December 2006, under which the Company agreed to pay an annual fee of RMB240,000 or US$30,735. In February 2010, the Company renewed this consulting agreement, under which the Company agreed to pay an annual fee of RMB500,000 or US$77,382 at the then prevailing exchange rate. In January 2011, the consulting activities were expanded to include development of commercial real estate in China and residential real estate in the U.S. as well as to develop financing channels in Asia. The Company agreed to pay an annual fee of US$600,000 for these services from January 2011 forward pursuant to a contract entered into in April 2012, which was further amended in December 2012. Under this agreement, Dr. Cui was paid US$1,050,000 in 2012 for services performed in 2011 and 2012. As of December 31, 2011 and 2012, there were no balances due to Dr. Cui.

The Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden, one of the Group's directors, is a minority shareholder in November 2011. The term of this agreement is six months with advisory fees basely on hourly rate; the agreement shall be automatically renewed for an additional six month period upon expiration on a continuous basis. During the year ended December 31, 2012, the Company paid Karmen Equities Limited US$88,874 (2011: US$ nil). There were no balances due to Karmen Equities Limited as of December 31, 2011 and 2012.

(c) Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.

Summary of significant accounting policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Basis of presentation and consolidation

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the financial statements of the Company, and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the consolidated financial statements include the results for the part of the reporting year during which the Group has control.

Certain items reported in the prior year's consolidated financial statements have been reclassified to conform to the current year's presentation.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment, provision necessary for contingent liabilities, allowance for doubtful debt associated with accounts receivable, other receivables and advances to suppliers, fair values, revenue recognition, taxes, budgeted costs and other similar charges. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Fair value of financial instruments

(c) Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other deposits and prepayments, due from employees, other receivables, other long-term investment, accounts payable, customer deposits, other payables, and borrowings. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other deposits and prepayments, due from employees, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, and short-term bank borrowings approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non performance by the counterparty is the recorded amount. The Group generally does not require collateral for its financial assets or liabilities, except as disclosed in Note 8 and Note 9.

Other long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Company reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Long-term borrowings bear a floating rate of interest. As the stated interest rate reflects the market rate, the carrying value of the bank borrowings approximates its fair value.

The Company applies Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820") for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: 1) market approach; 2) income approach and 3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

In accordance with ASC 820, the Company measures its warrant liability at fair value. The warrant liability is classified as Level 2 because it is valued using models utilizing market observable inputs.

During the year ended December 31, 2010, all outstanding warrants were exercised and the Company incurred a gain of US$841,560 resulting from the change in fair value. These gains were reported as a "change in fair value of warrant liability" in the accompanying consolidated statements of comprehensive income, as the warrants were not hedging instruments.

Foreign currency translation

(d) Foreign currency translation

The Group's financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company's subsidiaries in China Mainland is Renminbi ("RMB"), the currency of the PRC. The functional currency of the Company's subsidiaries other than those in China Mainland is U.S. dollars. Transactions by the Company's subsidiaries which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People's Bank of China ("PBOC") prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The consolidated financial statements of the Company's subsidiaries have been translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	December 31, 2010	December 31, 2011	December 31, 2012

Year end RMB: US$ exchange rate	6.6227	6.3009	6.2855
Period average RMB: US$ exchange rate	6.7704	6.4614	6.3124

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Cash and cash equivalents

(e) Cash and cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Group maintains bank accounts in China Mainland, Hong Kong and United States. The vast majority of China Mainland bank balances are denominated in RMB. Hong Kong and United States bank balances are denominated in U.S. dollars.

Cash includes cash on hand and demand deposits in accounts maintained with state-owned and private banks within the PRC and Hong Kong and United States. Total cash in banks at December 31, 2012 amounted to US$496,204,796 (December 31, 2011: US$319,218,155), of which the vast majority of deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash

(f) Restricted cash

The Group is required to maintain certain deposits with banks that provide mortgage loans to the Group and the Group's customers in order to purchase residential units from the Group (see Note 11). These balances are subject to withdrawal restrictions and totaled US$36,597,624 as of December 31, 2012 (December 31, 2011: US$49,627,126). As of December 31, 2012, the Group held US$54,682,645 (December 31, 2011: US$93,757,218) in its restricted cash accounts, representing funds received from loans, which were designated to finance permitted project development expenditures that are subject to approval by the lender. As of December 31, 2012, the Group also held US$25,971,305 in its restricted cash accounts as security for its short-term loans (see Note 8), and held US$28,478,244 in its restricted cash accounts as security for its long-term loans (see Note 9). These restricted cash deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Real estate property development completed and under development

(g) Real estate property development completed, under development and held for sale

Real estate properties consist of finished residential unit sites, commercial offices and residential unit sites under development. The Group leases the land for the residential unit sites under land use right leases with various terms from the PRC. Real estate property development completed, under development and held for sale are stated at the lower of carrying amounts or fair value less selling costs.

Expenditures for land development, including cost of land use rights, deed tax, pre-development costs and engineering costs, are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific units within a project based on the ratio of the sales value of units to the estimated total sales value times the total project costs.

Costs of amenities transferred to buyers are allocated as common costs of the project that are allocated to specific units as a component of total construction costs. For amenities retained by the Group, costs in excess of the related fair value of the amenity are also treated as common costs. Results of operations of amenities retained by the Group are included in current operating results.

In accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), real estate property development completed ,under development and held for sale are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

When the profitability of a current project deteriorates due to a slow down in the sales pace, reduction of pricing or some other factor, this indicates that there may be a possible future loss on delivery and possible impairment in the recoverability of the assets. Accordingly, the assets of such project are subsequently reviewed for future losses and impairment by comparing the estimated future undiscounted cash flows for the project to the carrying value of such project. If the estimated future undiscounted cash flows are less than the asset's carrying value such deficit will be charged as a future loss and the asset will then be written down to its estimated fair value.

The Company determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. In estimating the cash flows for a project, the Company uses various factors including (a) the expected pace at which the planned number of units will be sold, based on competitive market conditions, historical trends in sales pace and actual average selling prices of similar product offerings and any other long or short-term economic conditions which may impact the market in which the project is located; (b) the estimated net sales prices expected to be attained based on the current market conditions and historical price trends, as well as any estimated increases in future sales prices based upon the projected rate of unit sales, the estimated time gap between presale and expected delivery, the impact of government policies, the local and regional competitive environment, and certain external factors such as the opening of a subway line, school or factory; and (c) the expected costs to be expended in the future by the Company, including, but not limited to, construction cost, construction overhead, sales and marketing, sales taxes and interest costs.

The Company's determination of fair value requires discounting the estimated cash flow at a rate commensurate with the inherent risk associated with the assets and related estimated cash flow. The discount rate used in determining each project's fair value depends on the stage of development, location and other specific factors that increase or decrease the risk associated with the estimated cash flows.

For the years ended December 31, 2010, 2011 and 2012, the Group had not recognized any impairment for real estate property under development and held for sale.

Revenue recognition

(h) Revenue recognition

Real estate sales are reported in accordance with the provisions of ASC 360, "Property, Plant and Equipment" and ASC 976, "Real Estate-Retail Land".

Percentage-of-completion method

Revenue and profit from the sale of development properties is recognized by the percentage-of-completion method on the sale of individual units when the following conditions are met:

a. Construction is beyond a preliminary stage.

b. The buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit.

c. Sufficient units have already been sold to assure that the entire property will not revert to rental property.

d. Sales prices are collectible.

e. Aggregate sales proceeds and costs can be reasonably estimated.

If any of the above criteria is not met, proceeds are accounted for as customer deposits until the criteria are met.

Due to PRC restrictions of mortgages to second home buyers, the Group introduced seller-financed contract arrangements in the third quarter of 2011. In the second half of 2012, execution of seller-financed contracts dropped significantly to the point that the Group did not offer seller-financed contracts to second home buyers starting in the fourth quarter of 2012. Under these seller-financed contract arrangements, the buyer pays the purchase price for the residential unit in installment payments ranging from six months to two years with the final payment to be made 30 days prior to the delivery of the property. These contracts generally require a 10% down payment upon contract execution date, the second payment of 20% within 30 days, a third payment of 30% to 40% six months after the contract date, and the final 30% to 40% payment 30 days before delivery.

Under the percentage of completion method, revenues from units sold and related costs are recognized over the course of the construction period, based on the completion progress of a project. In relation to any project, revenue is determined by calculating the ratio of incurred costs, including land use rights costs and construction costs, to total estimated costs and applying that ratio to the contracted sales amounts. Cost of sales is recognized by determining the ratio of contracted sales during the period to total estimated sales value, and applying that ratio to the incurred costs. Current period amounts are calculated based on the difference between the life-to-date project totals and the previously recognized amounts.

The effect of changes to total estimated contract cost or revenues, if any, are recognized in the period in which they are determined. Revenue recognized to date in excess of amounts received from customers is classified as current assets under real estate property under development. Amounts received from customers in excess of revenue recognized to date are classified as current liabilities under customer deposits. As of December 31, 2011 and December 31, 2012, the amounts received from customers in excess of revenues recognized were US$162.0 million and US$178.3 million, respectively.

Any losses incurred or forecast to occur on real estate transactions are recognized in the period in which the loss is first anticipated.

Full accrual method

Revenue from the sales of development properties where the construction period, the period from the construction permit award date to the unit delivery date is expected to be 12 months or less, or the construction period is expected to be longer than 12 months and sales prices are not certain to be collected is recognized by the full accrual method when the sale is consummated and the unit has been delivered and properties held for sale is recognized by the full accrual method at the time of the closing of an individual unit sale. This occurs when title to the property is transferred to the buyer. A sale is not considered consummated until (a) the parties are bound by the terms of a contract, (b) all consideration has been exchanged, (c) any permanent financing of which the seller is responsible has been arranged, (d) all conditions precedent to closing have been performed, (e) the seller does not have substantial continuing involvement with the property, and (f) the usual risks and rewards of ownership have been transferred to the buyer. In addition, the buyer's initial and continuing investment must be adequate to demonstrate a commitment to pay for the property, and the buyer's receivable, if any, must not be subject to future subordination. Sales transactions not meeting all the conditions of the full accrual method are accounted for using the deposit method in which all costs are capitalized as incurred, and payments received from the buyer are recorded as a deposit liability. The properties held for sale comprise of finished lots for single family home communities and custom homes located in Reno, Nevada, U.S., and finished condominium units located in Irvine, California, U.S., which were acquired in the second and third quarter of 2012, respectively.

Revenues related to the projects in the U.S. are recognized under the full accrual method. For the years ended December 31, 2010 and 2011, no revenues were recognized under the full accrual method. For the year ended December 31, 2012, revenue was recognized in the amount of US$8.2 million for the resale of several parcels of the Northern Nevada Land Portfolio.

Real estate lease income is recognized on a straight-line basis over the terms of the tenancy agreements or the remaining life of the land use right. Depreciation cost and maintenance cost of the property are recorded as the cost of rental income.

Other revenue includes services ancillary to the Group's real estate projects, including property management, landscaping and computer network engineering.

Accounts Receivable

(i) Accounts receivable

Accounts receivable consists of balances due from customers for the sale of residential units including the billed installment payments related to the seller-financed contract (see Note 2(h)) in the PRC. In cases where the customers deposit more than 50% of the total purchase price, the Group may defer the remaining purchase price. These deferred balances are unsecured, bear no interest and are due within a year from the date of the sale.

Accounts receivable are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. As of December 31, 2011 and 2012, there was no allowance for doubtful debts.

Other receivables

(j) Other receivables

Other receivables consist of various cash advances to unrelated companies and individuals with which the Group has business relationships.

Other receivables are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances becomes doubtful. As of December 31, 2011 and 2012, there was no allowance for doubtful debts.

Advances to suppliers

(k) Advances to suppliers

Advances to suppliers consist of balances paid to contractors and vendors for services and materials that have not been provided or received and generally relate to the development and construction of residential units in the PRC. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the services and materials become doubtful. As of December 31, 2011 and 2012, there was no allowance provided.

Customer deposits

(l) Customer deposits

Customer deposits consist of amounts received from customers relating to the sale of residential units in the PRC. In the PRC, customers will generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institution will provide the funding to the Group upon the completion of the financing rather than the completion of the project. The Group receives these funds and recognizes them as a current liability until the revenue can be recognized.

Other payables

(m) Other payables

Other payables consist of balances for non-construction costs with unrelated companies and individuals with which the Group has business relationships. These amounts are unsecured, non-interest bearing and generally are short term in nature.

Real estate properties held for lease, net

(n) Real estate properties held for lease, net

Real estate properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties held for lease are 20 years.

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

Property and equipment, net

(o) Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	20 years
Vehicles	5 years
Furniture and fixtures	5 years

Maintenance, repairs and minor renewals are charged directly to expense as incurred unless such expenditures extend the useful life or represent a betterment, in which case they are capitalized.

Long-term investments

(p) Long-term investments

The Group accounts for long-term investments in equities as follows:

Where the Group has significant influence over the investee, the Group applies the equity method of accounting. The reporting dates and accounting policies of the equity investees are the same as the Group. The investments in the equity investees are stated at cost, including the Group's share of the equity investee's net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of comprehensive income its share of the net income of the equity investees.

Where the Group has no significant influence, the investment is classified as other long-term investment and is carried under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible. The Group periodically evaluates the carrying value of its investment under the cost method and any decline in value is included in impairment of cost of the investment.

As of December 31, 2011 and 2012, the Group had no investments under equity method of accounting. As of December 31, 2011 and 2012, the Group only has a 1.85% equity interest in a company in PRC that specializes in the real estate industry. The Group does not exercise significant influence over this investment and therefore, the Group accounts for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

Capitalized interest

(q) Capitalized interest

The Group capitalizes interest as a component of building construction costs in accordance with ASC 835, "Interest" ("ASC 835").

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2010, 2011 and 2012, was as follows:

	2010	2011	2012
	US$	US$	US$
Accretion of discount from embedded derivative on Convertible Subordinated Notes	1,045,763	-	-
Accretion of discount arising from embedded derivative on Senior Floating Rate Notes	302,743	-	-
Amortization of issuance cost related to other long term debt	1,044,284	319,779	319,779
Accretion of discount arising from warrants on Senior Floating Rate Notes	620,064	-	-
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	730,348	1,021,368	1,024,166
Interest on borrowings	26,444,942	25,174,427	18,359,710

Total interest costs	30,188,144	26,515,574	19,703,655
Less: total interest costs capitalized	(30,188,144)	(26,515,574)	(19,703,655)

Interest expense, net	-	-	-

Retirement benefits

(r) Retirement benefits

Regulations in the PRC require the Group to contribute to a defined contribution retirement plan for all permanent employees. Pursuant to the mandatory requirement from the local authority in the PRC, the retirement pension insurance, unemployment insurance, health insurance and housing fund were established for the employees during the term they are employed. For the years ended December 31, 2010, 2011 and 2012, the level of contribution to these funds for each employee was determined at 41% of their average salary determined by the Social Welfare Bureau. For the year ended December 31, 2012, the Group recorded expense in the amount of US$2,598,959 (2010: US$1,397,426; 2011: US$1,783,144).

Distribution of earnings and reserve fund

(s) Distribution of earnings and reserve fund

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries. The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries. In accordance with the PRC Company Law, the PRC subsidiaries are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory surplus reserve (the "SSR") until such reserve reaches 50% of the registered capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the SSR may be distributed to stockholders in the form of share bonus issues to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital.

Income taxes

(t) Income taxes

The Group accounts for income tax using the balance sheet method. Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as unutilized net operating losses. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or that future utilization is uncertain. The Group assesses its need for valuation allowances by tax reporting unit by jurisdiction. Generally, each of the Group reportable operating segments is organized in a separate tax reporting unit in a single tax jurisdiction.

Interest and penalties arising from underpayment of income taxes is recognized according to the relevant tax law. The amount of interest expense to be recognized is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized in accordance with ASC 740-10, "Income Tax" ("ASC 740-10") is classified in the consolidated financial statements as interest expense, while penalties recognized in accordance with this Interpretation are classified in the consolidated financial statements as other expenses.

In accordance with the provisions of ASC 740-10, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return's position or future tax position is "more likely than not" to prevail (defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position). Tax positions that meet the "more likely than not" threshold are measured (using a probability weighted approach) at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group's consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Land Appreciation Tax ("LAT")

(u) Land Appreciation Tax ("LAT")

In accordance with the relevant taxation laws for real estate companies of the provinces in which the subsidiaries operate in the PRC, the local tax authorities levy LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, being the proceeds of sales of properties less deductible expenditures, including borrowing costs and all property development expenditures. LAT is prepaid based on a fixed percentage (varying by local tax jurisdiction) of customer deposits and is expensed when the related revenue is recognized, as explained at Note 2(h).

Comprehensive income

(v) Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company's comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. The Group adopted ASU No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income and other comprehensive income in the consolidated statements of comprehensive income.

Advertising and promotion expenses

(w) Advertising and promotion expenses

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35, "Advertising Costs". For the year ended December 31, 2012, the Group recorded advertising and promotion expenses of US$15,900,532 (2010: US$9,117,423; 2011: US$13,767,135).

Leases

(x) Leases

In accordance with ASC 840, "Leases", leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

The Group has no capital leases for any of the periods stated herein. For the year ended December 31, 2012, the Group recorded lease expenses of US$1,974,787 (2010: US$1,653,781; 2011: US$2,148,169).

Property warranty

(y) Property warranty

The Company and its subsidiaries provide customers with warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two months to three years, depending on different property components the warranty covers.

The Group regularly estimates potential costs for materials and labor with regard to warranty-type claims expected to be incurred subsequent to the delivery of a property. Reserves are determined based on historical data and trends with respect to similar property types and geographical areas. The Group regularly monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Group may seek recourse against its contractors or any related third parties if it can be demonstrated they are at fault. In addition, the Group withholds up to 5% of the contract cost from sub-contractors for periods of 2 to 5 years. These amounts are included in current liabilities, and are only paid to the extent that there has been no warranty claim against the Group relating to the work performed or materials supplied by the subcontractors. For the years ended December 31, 2010, 2011 and 2012, the Group had not recognized any warranty liability or incurred any warranty costs in excess of the amount retained from subcontractors.

Earnings per share

(z) Earnings per share

Earnings per share is calculated in accordance with ASC 260, "Earnings Per Share". Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible, redeemable preference shares were included in both basic and diluted earnings per common share computation for the period during which they were outstanding, as they are considered participating securities. Contingent exercise price resets are accounted for in a manner similar to contingently issuable shares.

Common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The nonvested options granted with performance condition are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Treasury Shares

(aa) Treasury Shares

The Company accounted for shares repurchased as treasury shares at cost in accordance to ASC Subtopic 505-30 ("ASC 505-30"), "Treasury Shares". Those shares are shown separately in the Shareholders' Equity as the Company has not yet decided on the ultimate disposition of the shares acquired. When the Company decides to retire the treasury shares, the difference between the original issuance price and the repurchase price is debited into retained earnings.

On May 26, 2011, the Board of Directors unanimously authorized management to repurchase up to US$10 million of the Company's shares (the "Share Repurchase Plan") within 12 months of the approval date. On June 19, 2012, the Company announced the 2012 Repurchase Program of US$20 million within 24 months of the approval date. The Board of Directors also agreed to review the Company's share repurchase program periodically and to adjust the amount authorized for repurchase as necessary. During 2012, the Company repurchased 4,091,650 shares (2011: 7,543,530 shares) for a consideration of US$5,708,281 (2011: US$7,958,841).

Guaranteed Senior Secured Note and Warrants

(ab) Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company entered into a securities purchase agreement with Forum Asian Realty Income II, L.P. ("Forum"), pursuant to which the Company agreed to issue to Forum: (i) a guaranteed senior secured note in the aggregate principal amount of US$40,000,000 due April 15, 2013 (the "Secured Note") and (ii) warrants to purchase up to 1,516,882 common shares of the Company (the "Forum Warrants") (see Note 10).

Given that the Secured Note is debt in its legal form, it has been classified as other long-term debt. According to ASC 815-40-25, the portion of the proceeds of debt securities issued with detachable stock purchase warrants that is allocable to the warrants are accounted for as a derivative liability associated with other long-term debt. The allocation is based on the relative fair value of the two securities at time of issuance. Any resulting discount or premium on the debt securities is accounted for as such.

Secured Note

The Secured Note bears interest at 15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes. It is guaranteed by the Company's wholly-owned subsidiaries, Xinyuan Real Estate, Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited. The Secured Note is secured by a first priority security interest in the assets of the Company and its subsidiaries located outside of the People's Republic of China and, subject to approval and registration with the relevant governmental authorities, a pledge of the shares of Xinyuan (China) Real Estate Co., Ltd., a wholly foreign-owned limited liability company organized under the laws of the PRC, and a negative pledge of certain of Xinyuan (China) Real Estate Co., Ltd.'s assets.

Forum Warrants

The Forum Warrants granted Forum the right to acquire 1,516,882 common shares at an exercise price of US$0.01 per share, subject to anti-dilution adjustments only in the event of a stock-split or similar reclassification of the Company's capital stock.

The Forum Warrants were initially recorded as a derivative liability associated with long-term debt at a fair value of US$3,049,509. The fair value was determined by utilizing the Black-Scholes model. The proceeds, net of the portion allocated to the warrants, were allocated to the Secured Note, which were accreted to its face amount at maturity using the effective interest method. The accretion amount was recognized as interest expense.

On May 12, 2010, Forum exercised the warrants to purchase 1,516,882 common shares at the price of US$0.01 per share (see Note 10).

Debt Issuance Costs

(ac) Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the life of the loan to which they relate using the effective interest method. The remaining debt issuance cost to be amortized as of December 31, 2012 amounted to US$104,196.

Effect of change in estimate

(ad) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the year ended December 31, 2012, ten real estate development projects (Chengdu Xinyuan Splendid I, Chengdu Xinyuan Splendid II, Suzhou International City Garden, Shandong Xinyuan Splendid, Kunshan International City Garden, Henan Royal Palace, Henan Modern City, Xuzhou Colorful Garden, Henan Century East B and Zhengzhou Yipin Xiangshan Phase II), which recognized gross profits in 2011, had changes in their estimated gross profit margins. As of December 31, 2012, each of these projects has a percentage of completion at 70.7% or more. As the unit sales and selling prices were on an upward trend during the year ended December 31, 2012, the Company revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimate cost, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$19.9 million (2010:US$11.7 million, 2011: US$11.2 million), US$14.9 million (2010: US$9.7 million,2011: US$8.4 million), US$0.10 per share (2010: US$0.06 per share, 2011: US$0.06 per share), US$0.10 per share (2010: US$0.06 per share, 2011: US$0.06 per share), respectively, for the year ended December 31, 2012.

In the third quarter of 2010, the Company found that certain of its contracted buyers for the Kunshan International City Garden project were not able to secure mortgages at terms and amounts foreseen at the time of contract execution, resulting from the government issued new mandates on housing policy affecting the availability of mortgage financing in 2010. As a result, the Company reversed contracted sales amounts of US$42.8 million related to sales contracts of 348 apartments when determining revenue to be recognized under the percentage of completion method (see Note 2(h) for further detail). The Company took the position that contracts not clearly executable under prevailing government policies were not recognized as revenue under the percentage of completion method. The reversals, which represented 12.0% of all contract sales from inception through December 31, 2010 for Kunshan, reduced revenue by US$31.5 million under the percentage of completion method for the year ended December 31, 2010. As a result of the change, net income and basic and diluted earnings per share decreased by US$5.5 million, US$0.04 per share and US$0.04 per share, respectively, for the year ended December 31, 2010. For the year ended December 31, 2011, the Company reversed contracted sales amounts of US$4.0 million related to sales contracts of 28 apartments, which reduced revenue by US$3.6 million. For the year ended December 31, 2012, the Company reversed contracted sales amounts of US$2.6 million related to sales contracts of 17 apartments, which reduced revenue by US$2.5 million. In all of other projects throughout China, where most of buyers are owner occupiers and not investors, there is no significant mortgage availability problem and, thus, no reversals have been recorded.

Share-based compensation

(ae) Share-based compensation

The Group has adopted ASC 718, "Compensation-Stock Compensation", which requires that share-based payment transactions with employees, such as restricted shares or stock options, be measured based on the grant-date fair value of the equity instrument issued and the Company has elected to recognize compensation expense using the straight-line method for all stock options granted with service conditions that have a graded vesting schedule. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options.

For options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the nonvested shares granted.

Segment Reporting

(af) Segment Reporting

In accordance with ASC 280 Segment Reporting ("ASC 280"), segment reporting is determined based on how the Group's chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in geographical segments. The reported segment information for 2010 and 2011 has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

Recent accounting pronouncements

(ag) Recent Accounting Pronouncements

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) ("ASU 2013-02") to improve the reporting of reclassifications out of AOCI. This ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. It requires companies to present information about reclassifications out of AOCI in one place and to present reclassifications by component when reporting changes in AOCI balances. The modifications to ASC Topic 220 resulting from the issuance of ASU 2013-02 are effective for fiscal years beginning after December 15, 2012 and interim periods within those years. Early adoption is permitted. The adoption of ASU 2013-02 is not expected to have a material impact on the Group's consolidated financial statements.

Background information of business and organization (Tables)	12 Months Ended
Dec. 31, 2012
Background information of business and organization [Abstract]
Schedule of Subsidiaries

The Company's subsidiaries during 2012 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. ("Xinyuan")	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50	*	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	*	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

XIN Development Management East, LLC	United States August 28, 2012	US$	1	*	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1	*	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1	*	100%	Real estate development

Xinyuan (China) Real Estate, Ltd. ("WFOE")	The PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan")	The PRC May 19, 1997		200,000		100%	Real estate development

Henan Wanzhong Real Estate Co., Ltd.****	The PRC February 6, 2005		10,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006		300,000		100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998		50,000		100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004		2,000		100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004		2,000		100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 29, 2011		20,000		100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006		200,000		100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006		50,000		100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB'000	Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	50,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	30,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan") **	The PRC June 13, 2005	10,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. ***	The PRC July 7, 2006	10,000	52%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	30,000	100%	Leasing management services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	2,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC September 20, 2012	200,000	100%	Real estate development

*	Expressed in US$'000 or HK$'000
**	Acquired on November 1, 2010, which was formerly a 45% owned equity investee
***	Owned by Jiantou Xinyuan and liquidated on April 6, 2012 (Note 22)
****	Liquidated on September 25, 2012

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Schedule Of Foreign Currency Translation
	December 31, 2010	December 31, 2011	December 31, 2012

Year end RMB: US$ exchange rate	6.6227	6.3009	6.2855
Period average RMB: US$ exchange rate	6.7704	6.4614	6.3124

Schedule Of Useful Lives	Estimated useful lives of the assets are as follows:
Buildings	20 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2010, 2011 and 2012, was as follows:

	2010	2011	2012
	US$	US$	US$
Accretion of discount from embedded derivative on Convertible Subordinated Notes	1,045,763	-	-
Accretion of discount arising from embedded derivative on Senior Floating Rate Notes	302,743	-	-
Amortization of issuance cost related to other long term debt	1,044,284	319,779	319,779
Accretion of discount arising from warrants on Senior Floating Rate Notes	620,064	-	-
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	730,348	1,021,368	1,024,166
Interest on borrowings	26,444,942	25,174,427	18,359,710

Total interest costs	30,188,144	26,515,574	19,703,655
Less: total interest costs capitalized	(30,188,144)	(26,515,574)	(19,703,655)

Interest expense, net	-	-	-

Real estate property development completed, under development and held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Real estate property development completed, under development and held for sale [Abstract]
Schedule Of Real Estate Property Completed And Under Development

The following summarizes the components of real estate property completed, under development and held for sale at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	101,009	101,257
Zhengzhou Financial Square	10,574	12,377
Zhengzhou Yipin Xiangshan Phase I	-	51,143
Suzhou Lake Splendid	363,548	166,155
Suzhou Colorful Garden	401,592	421,380
Hefei Wangjiang Garden	290,699	278,548
Zhengzhou Xinyuan Colorful Garden	4,929,264	-
Jinan International City Garden	678,455	972,064
Suzhou International City Garden	-	-
Chengdu Xinyuan Splendid I	-	1,155,434
Real estate property development completed	6,775,141	3,158,358

Under development:
Current:
Suzhou International City Garden	119,484,041	-
Xuzhou Colorful Garden	38,471,017	21,238,889
Zhengzhou Modern City	60,299,157	57,408,025
Zhengzhou Century East A	36,226,170	53,604,699
Zhengzhou Century East B	104,832,456	98,948,705
Zhengzhou Royal Palace	103,516,481	98,557,509
Jinan Xinyuan Splendid	302,470,861	297,909,913
Kunshan International City Garden	126,205,482	123,002,290
Chengdu Xinyuan Splendid I	29,109,213	-
Chengdu Xinyuan Splendid II	92,164,170	41,573,242
Zhengzhou Yipin Xiangshan Phase I	4,487,385	-
Zhengzhou Yipin Xiangshan Phase II	96,222,612	56,189,379
Xuzhou New Land	38,415,147	39,943,324
Zhengzhou New Land	92,486,788	97,601,917
Suzhou New Land	-	44,942,686
Beijing New Land	-	170,596,964
New York New Land	-	55,587,073
	1,244,390,980	1,257,104,615
Profit recognized	239,583,913	279,176,906
Less: progress billings (see Note 11)	(722,103,502)	(813,462,059)

Total real estate property under development	761,871,391	722,819,462

Northern Nevada Land Portfolio	-	1,191,200
Lennox Project	-	10,000,000
Real estate property held for sale	-	11,191,200

Total real estate property development completed, under development and held for sale	768,646,532	737,169,020

Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2012
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net
	December 31, 2011	December 31, 2012
	US$	US$
Elementary schools	3,385,046	3,393,339
Basement parking	1,921,969	1,926,678
Kindergartens	3,555,371	4,716,688
Parking facilities	11,970,594	15,984,868
Clubhouses	3,125,133	4,218,089

Total costs	23,958,113	30,239,662

Accumulated depreciation	(5,431,609)	(7,035,836)

Real estate properties held for lease, net	18,526,504	23,203,826

Schedule Of Minimum Rental Receivables

As of December 31, 2012, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2013	1,387,303
2014	2,567,165
2015	2,573,462
2016	2,566,882
2017 and thereafter	50,569,724

Total	59,664,536

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Buildings and improvements	1,126,014	-
Vehicles	3,205,983	3,077,924
Furniture and fixtures	2,720,664	2,946,681

Total	7,052,661	6,024,605

Accumulated depreciation	(4,072,125)	(4,448,459)

Property and equipment, net	2,980,536	1,576,146

Other long-term investment (Tables)	12 Months Ended
Dec. 31, 2012
Other long-term investment [Abstract]
Other long-term investment

As of December 31, 2011 and 2012, the other long-term investment accounted for at cost consisted of the following:

Investee	Initial Cost	Ownership	December 31, 2011	December 31, 2012
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

Acquisition of Jiantou Xinyuan (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of Jiantou Xinyuan [Abstract]
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 1, 2010.

US$

Total purchase price	4,362,647
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.	382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company	3,569,438
Debt assumed	13,904,255
Total purchase consideration	22,218,348

Net identifiable assets acquired:
Cash and cash equivalents	13,744,581
Trade accounts receivables	1,634,674

Real estate property development completed	708,388
Real estate property under development	66,888,076
Other currents assets	11,239,770
Other assets	184,736
Current liabilities	(67,393,903)
Deferred tax liabilities	(4,787,974)
Net assets acquired	22,218,348

Summary of Pro Forma Financial Information

The Group's share of the income of the equity investee was US$226,579 in 2010.The amount of revenue and net loss of Jiantou Xinyuan included in the Company's consolidated statement of comprehensive income for the period from November 1, 2010, the acquisition date, to December 31, 2010 are as follows:

US$

Revenue	3,113,794
Cost of revenue	4,634,247
Gross loss	(1,520,453)
Net loss	(684,406)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the year ended December 31, 2010 is presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results are not indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

Year Ended December 31, 2010
US$ (unaudited)
Revenue	496,133,731
Cost of revenue	371,259,719
Gross profit	124,874,012
Operating expenses	35,006,046
Net income	47,057,512
Earnings per diluted shares	0.31

Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-Term Loans
	December 31,	December 31,
	2011	2012
	US$	US$

Loan from Agricultural Bank of China

Due July 5, 2012, at 6.56% per annum	6,348,299	-
Due July 13, 2012, at 6.56% per annum	809,408	-
	7,157,707	-

Loan from Bank of Jiangsu
Due December 24, 2012, at 6.65% per annum	10,792,109	-
	10,792,109	-

Loan from Bank of Zhengzhou
Due December 18, 2013, at 7.20% per annum	-	28,637,340
	-	28,637,340

Loan from China Guangfa Bank
Due December 26, 2013, at 6.00% per annum	-	19,091,560
	-	19,091,560
Loan from Industrial and Commercial Bank of China ("ICBC")
Due May 18, 2012, at 3.00% plus LIBOR	15,000,000	-
Due September 28, 2012, at 3.50% plus LIBOR	10,000,000	-
Due April 8, 2013, at 7.98% per annum	-	4,772,890
Due May 8, 2013, at 7.98% per annum	-	6,363,853
Due May 9, 2013, at 2.80% plus LIBOR*	-	15,000,000
Due November 30, 2014, at 1.90% plus LIBOR*	-	10,000,000
	25,000,000	36,136,743

Loan from Beta Capital, LLC**
Due September 19, 2013, at 4.25% per annum	-	29,200,000
	-	29,200,000

Total short-term bank loans and other debt	42,949,816	113,065,643

*	Pursuant to the loan contract with ICBC, these two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of the equivalent amounts denominated in RMB. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012. The US$10.0 million loan is due on November 30, 2014; however the Group has an obligation to repay the loan on demand if required by the bank. Therefore, this loan has been classified as short-term as of December 31, 2012.

**On August 31, 2012, Xinyuan Development Group International Inc. ("XIN Development") and Beta Capital LLC entered into a purchase and sale agreement, pursuant to which XIN Development's subsidiary, 421 Kent Development, LLC ("421 Kent Development") purchased land in Brooklyn, New York for a consideration of US$54.2 million, including a US$29.2 million mortgage loan borrowed from the seller with a maturity date of September 19, 2013, secured by the land purchased, any improvements thereon and any building equipment, materials and supplies owned by 421 Kent Development and any lease and rents from the property. In connection with the seller mortgage loan, 421 Kent Development agreed that, aside from developing and constructing the project, 421 Kent Development would not take certain actions without Beta Capital's consent, including removing improvements from or equipment on the property, making certain alterations to the properties, modifying or entering into new leases, or leasing, selling or transferring the property. In addition, 421 Kent Development agreed that it would not engage in any business other than that arising out of the ownership and operation of the property, not incur indebtedness other than the mortgage loan and amounts due in the ordinary course of business to trade creditors and not provide guarantees of the obligations of any other person.

Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-Term Bank Loans

Long-term bank loans as of December 31, 2011 and 2012 consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.15% per annum (2011: 6.65%)	7,935,374	7,954,817
Due October 18, 2013 at 6.15% per annum (2011:6.40%)	39,676,872	33,092,037
Due November 1, 2013 at 7.38% per annum (2011:7.98%)	28,567,348	15,591,440
Due November 1, 2013 at 7.68% per annum		7,954,817
Due September 21, 2013 at 7.68% per annum		4,772,890
Due August 21, 2013 at 7.68% per annum		7,954,817
	76,179,594	77,320,818

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	-	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	-	10,000,000
	-	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	-	10,000,000
	-	10,000,000

Loan from Agricultural Bank of China
Due February 10, 2013, at 6.32% per annum ***	34,123,110	-
Due February 10, 2013 at 6.65% per annum***	1,269,660	-
Due April 23, 2013, at 5.84% per annum (2011: 6.32%)	13,331,429	13,364,092
Due May 5, 2013, at 6.15% per annum (2011:6.65%)	12,855,306	12,886,803
Due May 19, 2013, at 5.84% per annum (2011: 6.32%)	12,061,769	12,091,321
	73,640,274	38,342,216

Loan from China Guangfa Bank
Due January 19, 2013, at 5.85% per annum***	12,696,599	-
Due January 24, 2013, at 6.65% per annum***	2,539,320	-
Due June 28, 2013, at 7.32% per annum***	7,935,374	-
Due June 30, 2013, at 7.32% per annum***	2,698,027	-
	25,869,320	-

Loan from Bank of China
Due May 26, 2013, at 7.07% per annum (2011:7.65%)	21,425,511	9,354,864
	21,425,511	9,354,864

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum***	5,456,363	-
	5,456,363	-

Total	202,571,062	160,017,898

Less: current portion of long term bank loans	(129,089,496)	(125,017,898)

Total long-term bank loans	73,481,566	35,000,000

*Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,500,597 and US$10,977,647. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012.

**Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,168,562. This deposit is classified as restricted deposit on the consolidated balance sheet as of December 31, 2012.

***These loans were paid in full early during 2012.

Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Other Long-term Debt

As of December 31, 2011 and 2012, other long term debt consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Guaranteed senior secured note due in April 15, 2013 at 15.6%	40,000,000	40,000,000

Total principal of other long-term debt	40,000,000	40,000,000
Less: Unaccreted discount from embedded derivative and warrants	(1,312,386)	(288,220)
Accrued interest	1,334,667	1,352,000

Total	40,022,281	41,063,780
Less: current portion	(313,300)	(41,063,780)

Total other long-term debt	39,708,981	-

Schedule of Warrant Liability Fair Value Inputs

The fair values of the Forum Warrants as of the issuance day and exercise day were evaluated using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	As of April 15, 2010	As of May 12, 2010
Average risk-free rate of return	1.29%	1.32%
Expected term	3.00 years	2.92 years
Volatility rate	63.4%	59.3%
Dividend yield	0%	0%

Schedule of Liabilities Measured at Fair Value
	Fair Value Measurement using quoted price (Level 1)		Fair Value Measurement using Significant Other Observable Inputs (Level 2)		Total

As of April 15, 2010	US$	-	US$	3,049,509	US$	3,049,509
As of May 12, 2010	US$	-	US$	2,222,805	US$	2,222,805

Customer deposits (Tables)	12 Months Ended
Dec. 31, 2012
Customer deposits [Abstract]
Customer Deposits
	December 31, 2011	December 31, 2012
	US$	US$
Advances for real estate property under development	773,014,656	881,684,760
Add: revenue recognized in excess of amounts received from customers	18,612,485	(18,022,093)
Less: recognized as progress billings (see Note 3)	(722,103,502)	(813,462,059)

Total net balance	69,523,639	50,200,608

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses

The Company had minimal operations in jurisdiction other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
PRC	100,129,993	173,729,290	247,420,740
Non PRC	(11,674,365)	(12,086,672)	(15,138,254)

Total	88,455,628	161,642,618	232,282,486

Schedule of Income Tax Expense

Income tax expense for the years ended December 31, 2010, 2011 and 2012 is summarized as follows:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
Current:
CIT tax expense	10,583,933	27,162,678	51,183,346
Land Appreciation Tax ("LAT") expense	16,154,567	25,582,339	25,390,667
Deferred tax expense/ (benefit)	10,594,874	5,892,472	(2,399,386)

Income tax expense	37,333,374	58,637,489	74,174,627

Schedule of Effective Income Tax Rate Reconciliation

The Group's income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the years ended December 31, 2010, 2011 and 2012, as follows:

	Year ended December 31,
	2010	2011	2012
	US$	US$	US$
CIT at rate of 25%	22,113,907	40,410,655	58,070,622
Tax effect of non-deductible expenses	3,527,302	2,562,233	11,166,825
Tax effect of non-taxable income	(623,524)	-	-
Unrecognized tax benefit	-	-	(4,994,595)
LAT expense	16,154,567	25,582,339	25,390,667
CIT benefit of LAT	(4,038,642)	(6,395,585)	(6,347,667)
Changes in valuation allowance	19,154	(3,115,025)	(7,856,467)
International rate difference	252,290	(397,031)	(336,247)
Income tax on undistributed earnings of PRC subsidiaries	-	3,680,000	2,204,619
Adjustment of estimated income tax accruals	-	(3,988,507)	(3,038,183)
Others	(71,680)	298,410	(84,947)
Actual income tax expense	37,333,374	58,637,489	74,174,627

Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activity related to the Group's unrecognized tax benefits:

US$
Balance as of December 31, 2009	12,756,758
Movement in current year due to foreign exchange rate fluctuation	395,838
Balance as of December 31, 2010	13,152,596

Movement in current year due to foreign exchange rate fluctuation	671,730
Balance as of December 31, 2011	13,824,326

Movement in current year due to foreign exchange rate fluctuation	33,871
Movement in current year due to liquidation of the subsidiary	(5,015,958)
Balance as of December 31, 2012	8,842,239

Schedule of Deferred Tax Asset/Liability

The tax effects of temporary differences that give rise to the Group's net current deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Current deferred tax assets:
Tax loss to be carried forward	126,295	-
Accruals and provisions	15,923,774	24,974,850
Impairment on Suzhou International City Garden project*	20,564,064	-
Valuation allowance for deferred tax assets*	(7,870,785)	-

Total current deferred tax assets	28,743,348	24,974,850

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(44,809,072)	(37,310,499)
Real estate properties accelerated cost deduction	(1,321,242)	(1,084,920)
Taxable temporary differences arise during the acquisition of Jiantou Xinyuan	(1,077,761)	(145,968)
Income tax on undistributed earnings of PRC subsidiaries	(3,680,000)	-
Others	(30,631)	(45,532)

Total current deferred tax liabilities	(50,918,706)	(38,586,919)

Net current deferred tax liabilities	(22,175,358)	(13,612,069)

*As of December 31, 2012, the pre-sale ratio of Suzhou International City Garden project has achieved 99.1% and the project has been substantially completed and delivered. Therefore, the related deferred tax assets and corresponding valuation allowance was reversed as of December 31, 2012.

The tax effects of temporary differences that give rise to the Group's net long-term deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Long-term deferred tax assets:
Accruals and provisions	708,419	495,336
Others	598,511	1,103,381

Total long-term deferred tax assets	1,306,930	1,598,717

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	-	(5,884,619)

Total long-term deferred tax liabilities	-	(5,884,619)

Net long-term deferred tax assets	1,306,930	(4,285,902)

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table is a summary of the Company's share option activity under the Plan (in US$, except shares):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012
0.0001 (exercise price)	76,095	0.0001	5.58	66,576
2.50 (exercise price)	687,884	2.5	5.58	-

Granted to employee	-	-	-	-
Exercised
0.0001 (exercise price)	76,095	0.0001	-	120,440

Expired	-	-	-	-
Forfeited/Cancelled
0.0001 (exercise price)	-	0.0001	4.58	-
2.50 (exercise price)	28,474	2.5	4.58	-

Outstanding, December 31, 2012
2.50 (exercise price)	659,410	2.5	4.58	-

Exercisable as at December 31, 2012
2.50 (exercise price)	659,410	2.5	4.58	-

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
	Options Granted in 2010 Under the 2007 Plan	Options Granted in 2011 Under the 2007 Plan	Options Granted in 2012 Under the 2007 Plan
Average risk-free rate of return	2.28%-2.47%	2.47%	1.04%
Expected term	5.75-6 Years	6 Years	6.46 Years
Volatility rate	49.8-50.4%	48.4%-50%	63.4%
Dividend yield	0%	0-5%	5%

Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table is a summary of the Company's share option activity under the 2007 Plan (in US$, except shares):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012
7.0 (exercise price)	810,566	7.00	5.83	-
2.975 (exercise price)	180,000	2.975	6.50	-
1.87 (exercise price)	500,000	1.87	7.25	-
1.8 (exercise price)	200,000	1.80	8.50	-
1.21 (exercise price)	6,900,000	1.21	8.95	-
1.365 (exercise price)	200,000	1.365	9.00	-
1.085 (exercise price)	100,000	1.085	9.50	-
0.945 (exercise price)	1,000,000	0.945	9.80	-

Granted
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Exercised
1.21 (exercise price)	43,980	1.21	-	14,851
1.365 (exercise price)	33,500	1.365	-	4,690

Expired	-	-	-	-
Forfeited/Cancelled
1.21 (exercise price)	100,000	1.21	-	-
1.365 (exercise price)	166,500	1.365	-	-

Outstanding, December 31, 2012
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	200,000	1.80	7.50	-
1.21 (exercise price)	6,756,020	1.21	7.95	3,783,371
1.085 (exercise price)	100,000	1.085	8.50	68,500
0.945 (exercise price)	1,000,000	0.945	8.80	825,000
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Exercisable as at December 31, 2012
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	182,857	1.80	7.50	-
1.21 (exercise price)	4,934,247	1.21	7.95	2,763,178
1.085 (exercise price)	52,778	1.085	8.50	36,153
0.945 (exercise price)	333,333	0.945	8.80	275,000
1.64 (exercise price)	16,667	1.64	9.87	2,167
1.595 (exercise price)	11,111	1.595	9.87	1,944

Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

The components of other payables and accrued liabilities are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Contract deposit	25,633,930	25,009,089
Accrued expense	10,893,610	14,070,704
Deed tax and maintenance fund withheld for customers	5,805,077	8,853,790
Bidding deposit	843,960	723,174
Welfare	1,758,094	1,524,935
Other tax payable	4,473,315	7,101,425
Others	1,562,509	7,438,276

Total	50,970,495	64,721,393

Related party and Employee transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2011	December 31, 2012
	US$	US$
Advances to employees	20,750	133,377

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2010	2011	2012
	US$	US$	US$
Numerator:
Net income	51,140,211	102,297,870	156,997,595
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic and diluted	51,140,211	102,297,870	156,997,595
Denominator:
Number of shares outstanding, basic	152,577,960	151,314,945	144,258,862
Weighted average number of convertible notes	2,742,000	-	-
Weighted average number of stock options	77,395	-	472,152

Number of shares outstanding-diluted	155,397,355	151,314,945	144,731,014

Basic earnings per share	0.34	0.68	1.09

Diluted earnings per share	0.33	0.68	1.08

Segment reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary of Information by Segment

Summary information by operating segment is as follows:

December 31, 2010	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	120,131,600	3,394,585	204,603,672	82,376	110,579,729	-	-	-	438,791,962
Real estate lease income	97,014	15,240	62,055	6,582	-	-	-	-	180,891
Other revenue	211,691	76,809	115,960	2,761	56,482	-	-	10,535,289	10,998,992

Total revenue	120,440,305	3,486,634	204,781,687	91,719	110,636,211	-	-	10,535,289	449,971,845
Cost of real estate sales	(79,671,781)	(3,260,993)	(150,325,460)	(5,212)	(92,365,779)	-	-	(77,531)	(325,706,756)
Cost of real estate lease income	(702,556)	(110,365)	(449,385)	(47,666)	-	-	-	-	(1,309,972)
Other costs	469,975	(490)	(333,632)	(2,122)	(26,997)	-	-	(7,542,562)	(7,435,828)

Total cost of revenue	(79,904,362)	(3,371,848)	(151,108,477)	(55,000)	(92,392,776)	-	-	(7,620,093)	(334,452,556)
Gross profit	40,535,943	114,786	53,673,210	36,719	18,243,435	-	-	2,915,196	115,519,289
Operating expenses	(15,651,485)	(1,132,792)	(7,037,123)	(411,485)	(3,340,810)	(80,349)	-	(5,278,541)	(32,932,585)

Operating income/(loss)	24,884,458	(1,018,006)	46,636,087	(374,766)	14,902,625	(80,349)	-	(2,363,345)	82,586,704
Interest income	1,134,581	132,697	479,665	2,918	159,318	66,830	-	242,147	2,218,156
Other income	2,352,607	-	-	-	-	-	-	28,430	2,381,037
Exchange gains	201,592	-	-	-	-	-	-	-	201,592
Change in fair value of warrant liability	-	-	-	-	-	-	-	841,560	841,560
Share of income in an entity investee	226,579	-	-	-	-	-	-	-	226,579
Income/(loss) before income taxes	28,799,817	(885,309)	47,115,752	(371,848)	15,061,943	(13,519)	-	(1,251,208)	88,455,628
Income tax expense	(11,158,923)	(1,552,197)	(19,085,355)	(699,910)	(4,314,291)	(35)	-	(522,663)	(37,333,374)

Net income/(loss)	17,640,894	(2,437,506)	28,030,397	(1,071,758)	10,747,652	(13,554)	-	(1,773,871)	51,122,254

Depreciation and amortization	1,034,452	178,127	1,018,937	70,546	221,059	34,053	-	180,549	2,737,723
Capital expenditure	-	287,779	365,612	-	-	238,968	-	88,835	981,194
Real estate property development completed	288,795	31,233	824,423	325,790	-	-	-	-	1,470,241
Real estate property under development (current)	263,594,606	205,680,349	168,662,723	-	72,647,638	-	-	-	710,585,316
Real estate property held for lease	8,504,572	1,983,736	8,461,811	925,852	-	-	-	-	19,875,971
Total long-lived assets	11,777,816	2,548,914	11,003,344	939,610	256,865	204,915	-	2,188,836	28,920,300
Total assets	464,403,931	172,819,504	267,307,884	10,688,870	153,472,671	13,264,423	-	22,008,043	1,103,965,326

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	-	-	-	673,381,593
Real estate lease income	2,607,441	181,042	45,597	-	-	-	-	-	2,834,080
Other revenue	342,865	4,063	128,181	850	33,607	-	-	10,782,957	11,292,523

Total revenue	269,005,437	60,975,814	227,622,729	331,752	118,789,507	-	-	10,782,957	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	-	-	-	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519)	(470,876)	(49,945)	-	-	-	-	(1,131,787)
Other costs	(40,865)	-	(120,300)	(8,809)	(26,455)	-	-	(9,307,785)	(9,504,214)

Total cost of revenue	(171,884,375)	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	-		(9,307,785)	(487,776,799)
Gross profit	97,121,062	12,381,218	58,883,539	210,041	29,660,365	-	-	1,475,172	199,731,397
Operating expenses	(21,784,890)	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(1,529,271)	-	(5,454,150)	(43,439,424)

Operating income/(loss)	75,336,172	9,101,915	50,955,930	133,444	26,272,761	(1,529,271)		(3,978,978)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	96,920	-	69,972	5,293,920
Exchange gains	56,725	-	-	-	-	-	-	-	56,725

Income/(loss) before income taxes	79,609,538	9,428,494	51,337,033	133,690	26,475,220	(1,432,351)	-	(3,909,006)	161,642,618
Income tax expense	(33,322,951)	(2,346,751)	(15,947,960)	(67,007)	(6,530,367)	(823)	-	(421,630)	(58,637,489)

Net income/(loss)	46,286,587	7,081,743	35,389,073	66,683	19,944,853	(1,433,174)	-	(4,330,636)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	42,334		9,523	2,500,832
Capital expenditure	118,024	35,020	25,792	232	9,914	796,041	-	179,063	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	-	-	-	-	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	-	33,432,150	-	-	-	761,871,391
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	-	-	-	-	18,526,504
Total long-lived assets	10,995,939	2,571,597	8,774,859	923,748	190,311	893,349	-	1,613,592	25,963,395
Total assets	685,397,504	202,903,110	304,969,620	10,241,454	145,895,377	12,963,386	-	28,243,175	1,390,613,626

December 31, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	409,866,785	139,120,620	255,431,799	52,228	85,372,969	-	8,204,121	-	898,048,522
Real estate lease income	1,776,271	118,666	12,990	-	-	-	-	1,345,841	3,253,768
Other revenue	835,807	123,393	150,424	-	459,455	-	-	11,927,183	13,496,262

Total revenue	412,478,863	139,362,679	255,595,213	52,228	85,832,424	-	8,204,121	13,273,024	914,798,552
Cost of real estate sales	(255,731,299)	(112,010,770)	(176,713,055)	-	(61,137,449)	-	(6,158,800)	181,210	(611,570,163)
Cost of real estate lease income	(772,434)	(104,900)	(614,454)	(51,124)	-	-	-	-	(1,542,912)
Other costs	(5,209,999)	(9,713)	(4,670,571)	(44)	(46,410)	-	(475,005)	(11,238,453)	(21,650,195)

Total cost of revenue	(261,713,732)	(112,125,383)	(181,998,080)	(51,168)	(61,183,859)	-	(6,633,805)	(11,057,243)	(634,763,270)
Gross profit	150,765,131	27,237,296	73,597,133	1,060	24,648,565	-	1,570,316	2,215,781	280,035,282
Operating expenses	(25,485,569)	(4,401,606)	(10,056,381)	(10,856)	(2,537,960)	(2,133,432)	(852,184)	(11,293,434)	(56,771,422)

Operating income/(loss)	125,279,562	22,835,690	63,540,752	(9,796)	22,110,605	(2,133,432)	718,132	(9,077,653)	223,263,860
Interest income	7,435,582	589,441	369,546	373	156,911	418,608	3,643	44,522	9,018,626

Income/(loss) before income taxes	132,715,144	23,425,131	63,910,298	(9,423)	22,267,516	(1,714,824)	721,775	(9,033,131)	232,282,486
Income tax expense	(38,363,911)	(5,566,143)	(22,921,285)	(57,467)	(5,349,292)	(133,390)	(257,547)	(1,525,592)	(74,174,627)

Net income/(loss)	94,351,233	17,858,988	40,989,013	(66,890)	16,918,224	(1,848,214)	464,228	(10,558,723)	158,107,859

Depreciation and amortization	912,925	125,461	719,846	52,009	43,883	202,340	-	456,804	2,513,268
Capital expenditure	293,152	15,492	6,942	-	1,267	1,803	-	56,600	375,256
Real estate property held for sale	-	-	-	-	-	-	11,191,200	-	11,191,200
Real estate property development completed	164,777	972,064	587,535	278,549	1,155,433	-	-	-	3,158,358
Real estate property under development (current)	200,523,505	162,469,632	131,597,689	-	2,044,599	170,596,964	55,587,073	-	722,819,462
Real estate property held for lease	7,559,206	1,706,272	12,351,171	872,834	-	-	-	714,343	23,203,826
Total long-lived assets	20,685,992	1,877,073	12,645,923	873,314	127,070	1,012,336	-	2,816,194	40,037,902
Total assets	738,660,051	272,876,033	306,297,716	9,831,898	114,816,678	23,168,302	30,147,475	70,582,453	1,566,380,606

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies[Abstract]
Schedule of Future Minimum Payments Under Operating Leases

As of December 31, 2012, the Group had the following operating lease obligations falling due:

Amount
US$
2013	2,278,474
2014	2,120,722
2015	2,091,688
2016	290,071
2017 and thereafter	196,849

Total	6,977,804

Schedule of Capital Lease Obligations

As of December 31, 2012, the Company is contractually committed to pay the following amounts:

Amount
US$
2013	3,385,678
2014	4,514,238
2015	4,514,238
2016	4,514,238
2017 and thereafter	19,185,510

Total	36,113,902

Schedule of Purchase Commitments

As of December 31, 2012, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	226,778,420

Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated Other Comprehensive Income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments

Balance as of January 1, 2010	36,655,229
Other comprehensive income	14,793,091
Balance as of December 31, 2010	51,448,320
Other comprehensive income	28,410,852
Balance as of December 31, 2011	79,859,172
Other comprehensive income	2,140,848
Balance as of December 31, 2012	82,000,020

Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Summary of Non-controlling interest

A reconciliation of the carrying amounts of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd is as follows:

	December 31, 2011		December 31, 2012
	Group	Non-controlling interests	Group	Non-controlling interests
Beginning balance	398,072	367,451	1,204,118	1,111,494
Net income	766,197	707,259	1,202,787	1,110,264
Transactions with owners acting in their capacity as owners	-	-	-	-
Other comprehensive income	39,849	36,784	10,361	9,564
Distribution to non-controlling interest shareholders	-	-	(2,417,266)	(2,231,322)

Ending balance	1,204,118	1,111,494	-	-

Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2012
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet

Condensed Balance Sheets

	Year ended December 31
	2011	2012
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	8,516,544	3,761,752

Other current assets	3,167	-
Due from a subsidiary	281,467,371	295,060,868
Total current assets	289,987,082	298,822,620

Other assets	750,743	202,490
Investments in subsidiaries	410,994,746	585,865,093

TOTAL ASSETS	701,732,571	884,890,203

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	25,000,000	25,000,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	1,167,502	1,372,348
Other long-term debt due within one year	313,300	41,063,780

Total current liabilities	27,396,380	68,351,706

Other long-term debt	39,708,981	-
Long term bank loans	-	35,000,000

Total liabilities	67,105,361	103,351,706

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,341	15,358
Treasury shares	(7,958,841)	(13,667,122)
Additional paid-in capital	509,713,488	511,964,127
Retained earnings	132,857,222	283,226,134

Total shareholders' equity	634,627,210	781,538,497

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	701,732,571	884,890,203

Condensed Statement of Operations

Condensed Statements of Comprehensive Income

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Sales tax	(330,904)	(3,104)	-

General and administrative expenses	(1,098,624)	(2,360,042)	(4,422,692)

Operating loss	(1,429,528)	(2,363,146)	(4,422,693)
Interest expense	(8,497,106)	(8,022,254)	(9,243,078)
Interest income	130,128	6,818	722
Change in fair value of warrant liability	841,560	-	-
Equity in profit of subsidiaries, net	60,388,873	112,676,827	170,662,644

Income from operations before income taxes	51,433,927	102,298,245	156,997,595
Income taxes	(293,716)	(375)	-

Net income attributable to common shareholders	51,140,211	102,297,870	156,997,595

Other comprehensive income, net of tax
Foreign currency translation adjustments	14,793,091	28,410,852	2,140,848

Comprehensive income attributable to shareholders	65,933,302	130,708,722	159,138,443

Condensed Statement of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	51,140,211	102,297,870	156,997,595
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(60,388,873)	(112,676,827)	(170,662,644)
Depreciation and amortization	-	319,779	-
Accretion of long-term debt	-	1,021,368	1,024,166
Change in fair value of warrant liability	(841,560)	-	-
Stock based compensation expense	-	38,382	84,988

Changes in operating assets and liabilities:
Other receivables	(2,792)	(3,137)	-
Other assets	508,595	348,766	551,420
Income tax payable	(829,790)	375	-
Other tax payable	222,476	(24,116)	-
Other payable and accrued liabilities	(1,175,084)	864,636	204,846
Accrued interest	(5,812,765)	(514,226)	17,333

Net cash used in operating activities	(5,554,052)	(8,327,130)	(11,782,296)

Cash flows from financing activities:
Changes in due from a subsidiary	73,204,741	7,458,606	(13,593,497)
Proceeds from short-term debt	-	25,000,000	25,000,000
Repayments of short-term bank loans	-	-	(25,000,000)
Proceeds from other long-term debt	10,000,000	-	35,000,000
Repayment of other debt	(77,954,175)	-	-
Purchase of treasury shares	-	(7,958,841)	(5,708,281)
Dividends to shareholders	-	(7,661,057)	(8,769,530)
Proceeds from issuance of common shares	15,188	22	98,812

Net cash provided by financing activities	5,265,754	16,838,730	7,027,504

Net (decrease)/ increase in cash and cash equivalents	(288,298)	8,511,600	(4,754,792)
Cash and cash equivalents, at the beginning of the year	293,242	4,944	8,516,544

Cash and cash equivalents, at end of the period	4,944	8,516,544	3,761,752
SUPPLEMENTARY INFORMATION OF NON-CASH FINANCING ACTIVITIES
Non-cash repayment of other debt	30,000,000	-	-

Background information of business and organization (Details)	12 Months Ended																																															12 Months Ended
	Dec. 31, 2012 Xinyuan International Property Investment Co Ltd [Member] USD ($)		Dec. 31, 2012 Xinyuan International (HK) Property Investment Co., Limited. [Member] HKD		Dec. 31, 2012 XIN Development Group International Inc. [Member] USD ($)		Dec. 31, 2012 Xinyuan [Member] USD ($)		Dec. 31, 2012 South Glory International Ltd [Member] HKD		Dec. 31, 2012 Victory Good Development Ltd [Member] HKD		Dec. 31, 2012 Elite Quest Holdings Ltd [Member] HKD		Dec. 31, 2012 XIN Irvine, LLC [Member] USD ($)		Dec. 31, 2012 Vista Sierra, LLC [Member] USD ($)		Dec. 31, 2012 XIN Development Management East, LLC [Member] USD ($)		Dec. 31, 2012 XIN NY Holding, LLC [Member] USD ($)		Dec. 31, 2012 421 Kent Development, LLC [Member] USD ($)		Dec. 31, 2012 WFOE [Member] USD ($)		Dec. 31, 2012 Henan Xinyuan [Member] CNY	Dec. 31, 2012 Henan Wanzhong Real Estate Co Ltd [Member] CNY		Dec. 31, 2012 Qingdao Xinyuan Xiangrui Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Shandong Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Xinyuan Property Service Co Ltd [Member] CNY	Dec. 31, 2012 Zhengzhou Mingyuan Landscape Engineering Co Ltd [Member] CNY	Dec. 31, 2012 Zhengzhou Xinyuan Computer Network Engineering Co Ltd [Member] CNY	Dec. 31, 2012 Henan Wanzhuo Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Suzhou Xinyuan Real Estate Development Co Ltd [Member] CNY	Dec. 31, 2012 Anhui Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Kunshan Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Chengdu [Member] CNY	Dec. 31, 2012 Xuzhou Xinyuan Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Henan Jiye Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Beijing Xinyuan Wanzhong Real Estate Co Ltd [Member] CNY	Dec. 31, 2012 Beijing [Member] CNY	Dec. 31, 2012 Beijing Heju Construction Material Co. Ltd. [Member] CNY	Dec. 31, 2012 Jiantou Xinyuan [Member] CNY		Nov. 01, 2010 Jiantou Xinyuan [Member]	Dec. 31, 2012 Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member] CNY		Dec. 31, 2012 Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member] CNY	Dec. 31, 2012 Henan Xinyuan Priority Commercial Management Co., Ltd. [Member] CNY	Dec. 31, 2012 Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY
Schedule of Equity Method Investments [Line Items]
Registered Date of Incorporation	Oct 6, 2011		Oct 26, 2011		Nov 10, 2011		Jan 27, 2006		Jan 17, 2001		Jan 17, 2001		Nov 19, 2001		Jul 12, 2012		May 1, 2012		Aug 28, 2012		Aug 29, 2012		Aug 29, 2012		Apr 10, 2006		May 19, 1997	Feb 6, 2005	[1]	Feb 9, 2006	Jun 2, 2006	Dec 28, 1998	Feb 17, 2004	May 26, 2004	Dec 29, 2011	Nov 24, 2006	Dec 7, 2006	Jan 31, 2008	Jun 12, 2007	Nov 9, 2009	Nov 15, 2009	Mar 4, 2008	Jan 16, 2009	Jan 16, 2009	Jun 13, 2005	[2]		Jul 7, 2006	[3]	Mar 8, 2012	Aug 10, 2012	Sep 20, 2012
Paid up capital	$ 500,000	[4]	3,000,000	[4]	$ 0	[4]	$ 50,000,000	[4]	10,000	[4]	10,000	[4]	10,000	[4]	$ 50,000	[4]	$ 0	[4]	$ 1,000	[4]	$ 1,000	[4]	$ 1,000	[4]	$ 307,000,000	[4]	200,000,000	10,000,000	[1]	10,000,000	300,000,000	50,000,000	2,000,000	2,000,000	20,000,000	200,000,000	50,000,000	200,000,000	220,000,000	50,000,000	50,000,000	30,000,000	30,000,000	30,000,000	10,000,000	[2]		10,000,000	[3]	30,000,000	2,000,000	200,000,000
Ownership percentage attributable to the Group	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	[2]	45.00%	52.00%	[3]	100.00%	100.00%	100.00%

[1]	Liquidated on September 25, 2012
[2]	Acquired on November 1, 2010, which was formerly a 45% owned equity investee
[3]	Owned by Jiantou Xinyuan and liquidated on April 6, 2012 (Note 22)
[4]	Expressed in US$'000 or HK$'000

Summary of significant accounting policies (Details)	12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	May 12, 2010 Common Shares [Member] USD ($)	Dec. 31, 2012 Common Shares [Member]	Dec. 31, 2011 Common Shares [Member]	May 12, 2010 Forum Warrants [Member] USD ($)	Apr. 15, 2010 Forum Warrants [Member] USD ($)	Dec. 31, 2012 Henan Lianhe Real Estate Co., Ltd. [Member]	Dec. 31, 2012 Guaranteed Senior Secured Note [Member]	Apr. 15, 2010 Guaranteed Senior Secured Note [Member] USD ($)	Dec. 31, 2012 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2011 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2012 Designated For Project Development [Member] USD ($)	Dec. 31, 2011 Designated For Project Development [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Short Term Loans [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Long Term Loans [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Accounting Policies [Line Items]
Change in fair value of warrant liability					$ 841,560
RMB exchange rate to USD		6.2855		6.3009		6.6227
Foreign currency exchange rate period average		6.3124		6.4614		6.7704
Cash and cash equivalents:
Cash and cash equivalents	496,204,796		319,218,155		213,325,871		157,800,190
Revenue recognition:
Deposits from customers	162,000,000		178,300,000
Revenue recognized under the full accrual method	8,200,000
Down payment, percentage	10.00%	10.00%
Second payment, percentage	20.00%	20.00%
Third payment, percentage																						30.00%	40.00%
Accounts receivable
Threshold at which purchase price is deferred	50.00%	50.00%
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary	41.00%	41.00%
Retirement benefits expense	2,598,959		1,783,144		1,397,426
Required repatriation	10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve	50.00%	50.00%
Required percentage of Statutory Reserve prior to distributions	25.00%	25.00%
LAT Progressive Rate																						30.00%	60.00%
Advertising and promotion expenses	15,900,532		13,767,135		9,117,423
Lease expenses	1,974,787		2,148,169		1,653,781
Property warranty
Percentage of contract cost withheld	5.00%	5.00%
Contract cost withholding term																						2 years	5 years
Restricted cash:
Restricted cash																36,597,624	49,627,126	54,682,645	93,757,218	25,971,305	28,478,244
Debt Instrument [Line Items]
Stated rate														15.60%	15.60%
Convertible subordinated debt															40,000,000
Repurchase price, percentage															100.00%
Remaining debt issuance cost	104,196
Long-term investments:
Equity interest in a real estate industry company													1.85%
Class of Warrant or Right [Line Items]
Fair value of warrants												3,049,509
Number of shares covered by warrant												1,516,882
Exercise price, per warrant								$ 0.01			$ 0.01	$ 0.01
Common Shares Purchased Due To Warrant Exercised								1,516,882			1,516,882
Share Repurchase Program
Stock repurchase program authorized amount	20,000,000		10,000,000
Treasury share repurchases, shares									4,091,650	7,543,530
Treasury share repurchases	$ 5,708,281		$ 7,958,841

Summary of significant accounting policies (Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2012
Real Estate Properties Held For Lease [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years

Summary of significant accounting policies (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amortization of issuance cost related to other long term debt	$ 319,779	$ 319,779	$ 1,044,284
Interest on borrowings	18,359,710	25,174,427	26,444,942
Total interest costs	19,703,655	26,515,574	30,188,144
Less: total interest costs capitalized	(19,703,655)	(26,515,574)	(30,188,144)
Interest expense, net
Convertible Debt [Member]
Debt Instrument [Line Items]
Accretion of discount from embedded derivative			1,045,763
Senior Floating Rate Notes [Member]
Debt Instrument [Line Items]
Accretion of discount from embedded derivative			302,743
Accretion of discount arising from warrant			620,064
Guaranteed Senior Secured Note [Member]
Debt Instrument [Line Items]
Accretion of discount arising from warrant	$ 1,024,166	$ 1,021,368	$ 730,348

Summary of significant accounting policies (Effect of change in estimate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of change in estimate:
Gross profit	$ 280,035,282	$ 199,731,397	$ 115,519,289
Net income	156,997,595	102,297,870	51,140,211
Basic	$ 1.09	$ 0.68	$ 0.34
Diluted	$ 1.08	$ 0.68	$ 0.33
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	70.70%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	19,900,000	11,200,000	11,700,000
Net income	14,900,000	8,400,000	9,700,000
Basic	$ 0.1	$ 0.06	$ 0.06
Diluted	$ 0.1	$ 0.06	$ 0.06
Contracts Accounted for under Percentage of Completion [Member] | Kunshan International City Garden [Member]
Effect of change in estimate:
Contracted sales	(2,600,000)	(4,000,000)	(42,800,000)
Revenue	(2,500,000)	(3,600,000)	(31,500,000)
Net income			$ (5,500,000)
Basic			$ (0.04)
Diluted			$ (0.04)
Number of units	17	28	348
Contracts Accounted for under Percentage of Completion [Member] | Sales [Member]
Effect of change in estimate:
Percentage of revenue			12.00%

Real estate property development completed, under development and held for sale (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate property development completed	$ 3,158,358	$ 6,775,141
Under development	1,257,104,615	1,244,390,980
Profit recognized	279,176,906	239,583,913
Less: progress billings (see Note 11)	(813,462,059)	(722,103,502)
Total real estate property under development	722,819,462	761,871,391
Real estate property held for sale	11,191,200
Total real estate property development completed, under development and held for sale	737,169,020	768,646,532
Use Rights [Member]
Real Estate Properties [Line Items]
Under development	602,353,601	558,104,645
Zhengzhou Xinyuan Splendid 1 A [Member]
Real Estate Properties [Line Items]
Real estate property development completed	101,257	101,009
Zhengzhou Financial Square [Member]
Real Estate Properties [Line Items]
Real estate property development completed	12,377	10,574
Suzhou Lake Splendid [Member]
Real Estate Properties [Line Items]
Real estate property development completed	166,155	363,548
Suzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	421,380	401,592
Hefei Wangjiang Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	278,548	290,699
Zhengzhou Xinyuan Colorful Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed		4,929,264
Jinan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed	972,064	678,455
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate property development completed
Under development		119,484,041
Xuzhou Colorful Garden [Member]
Real Estate Properties [Line Items]
Under development	21,238,889	38,471,017
Zhengzhou Modern City [Member]
Real Estate Properties [Line Items]
Under development	57,408,025	60,299,157
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Under development	53,604,699	36,226,170
Zhengzhou Century East B [Member]
Real Estate Properties [Line Items]
Under development	98,948,705	104,832,456
Zhengzhou Royal Place [Member]
Real Estate Properties [Line Items]
Under development	98,557,509	103,516,481
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	297,909,913	302,470,861
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Under development	123,002,290	126,205,482
Chengdu Xinyuan Splendid I [Member]
Real Estate Properties [Line Items]
Real estate property development completed	1,155,434
Under development		29,109,213
Chengdu Xinyuan Splendid II [Member]
Real Estate Properties [Line Items]
Under development	41,573,242	92,164,170
Zhengzhou Yipin Xiangshan I [Member]
Real Estate Properties [Line Items]
Real estate property development completed	51,143
Under development		4,487,385
Zhengzhou Yipin Xiangshan II [Member]
Real Estate Properties [Line Items]
Under development	56,189,379	96,222,612
Xuzhou New Land [Member]
Real Estate Properties [Line Items]
Under development	39,943,324	38,415,147
Zhengzhou New Land [Member]
Real Estate Properties [Line Items]
Under development	97,601,917	92,486,788
Suzhou New Land [Member]
Real Estate Properties [Line Items]
Under development	44,942,686
Beijing New Land [Member]
Real Estate Properties [Line Items]
Under development	170,596,964
New York New Land [Member]
Real Estate Properties [Line Items]
Under development	55,587,073
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	1,191,200
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	10,000,000
Real Estate Properties Under Development Pledged As Collateral [Member]
Real Estate Properties [Line Items]
Under development	$ 39,694,448	$ 265,921,670

Real estate properties held for lease, net (Properties Held for Lease) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 30,239,662	$ 23,958,113
Accumulated depreciation	(7,035,836)	(5,431,609)
Real estate properties held for lease, net	23,203,826	18,526,504
Depreciation expense	1,791,775	1,285,497	1,218,126
Elementary Schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,393,339	3,385,046
Basement Parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	1,926,678	1,921,969
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	4,716,688	3,555,371
Parking Facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	15,984,868	11,970,594
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 4,218,089	$ 3,125,133

Real estate properties held for lease, net (Minimum Future Rental Income) (Details) (USD $)	Dec. 31, 2012
Real estate properties held for lease, net [Abstract]
2013	$ 1,387,303
2014	2,567,165
2015	2,573,462
2016	2,566,882
2017 and thereafter	50,569,724
Total	$ 59,664,536

Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,024,605	$ 7,052,661
Accumulated depreciation	(4,448,459)	(4,072,125)
Property and equipment, net	1,576,146	2,980,536
Depreciation expense	533,616	888,314	1,138,887
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,126,014
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,077,924	3,205,983
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,946,681	$ 2,720,664

Other long-term investment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Henan Lianhe Real Estate Co., Ltd.	$ 241,648	$ 241,648
Henan Lianhe Real Estate Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost	241,648
Ownership	1.85%
Henan Lianhe Real Estate Co., Ltd.	$ 241,648	$ 241,648

Acquisition of Jiantou Xinyuan (Details)	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2009 Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]	Dec. 31, 2010 Jiantou Xinyuan [Member] USD ($)	Oct. 31, 2010 Jiantou Xinyuan [Member] USD ($)	Dec. 31, 2012 Jiantou Xinyuan [Member] USD ($)	Dec. 31, 2011 Jiantou Xinyuan [Member] USD ($)	Dec. 31, 2010 Jiantou Xinyuan [Member] USD ($)	Nov. 01, 2010 Jiantou Xinyuan [Member] USD ($)	Nov. 01, 2010 Jiantou Xinyuan [Member] CNY	Sep. 30, 2009 Jiantou Xinyuan [Member]	Sep. 30, 2009 Jiantou Xinyuan [Member] Zhengzhou General Construction Investment Company [Member]	Sep. 30, 2009 Jiantou Xinyuan [Member] Zhengzhou Jiantou Project Consulting Co., Ltd. [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired										55.00%	55.00%
Equity interest held by partners				48.00%									50.00%	5.00%
Ownership percentage prior to acquisition												45.00%
Equity interest in a real estate industry company				52.00%
Gain on the remeasurement			$ 2,352,607						$ 2,400,000
Cash consideration										4,362,647	29,200,000
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.										382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company										3,569,438
Debt assumed										13,904,255
Total purchase consideration										22,218,348
Net identifiable assets acquired:
Cash and cash equivalents										13,744,581
Trade accounts receivables										1,634,674
Real estate property development completed										708,388
Real estate property under development										66,888,076
Other currents assets										11,239,770
Other assets										184,736
Current liabilities										(67,393,903)
Deferred tax liabilities										(4,787,974)
Net assets acquired										22,218,348
Net income/(loss) of investee						(336,010)
Share of income in an equity investee			226,579			226,579
Pro forma information:
Revenue					3,113,794
Cost of revenue					4,634,247
Gross loss					(1,520,453)
Net loss					(684,406)
Unaudited pro forma consolidated financial information
Revenue									496,133,731
Cost of revenue									371,259,719
Gross profit									124,874,012
Operating expenses									35,006,046
Net income									47,057,512
Earnings per diluted shares									$ 0.31
Losses excluded from income							$ 0	$ 0	$ 651,594

Short-term bank loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loan	$ 113,065,643		$ 42,949,816
Short term debt secured by properties under development	24,738,811		40,725,321
Short term debt secured by land use right	14,438,201		0
Short-term loans weighted average interest rate	5.31%		5.03%
Loan from China Agriculture Bank Due July 5, 2012, at 6.56% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			6,348,299
Maturity date	Jul 5, 2012
Stated rate	6.56%
Loan from China Agriculture Bank Due July 13, 2012, at 6.56% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			809,408
Maturity date	Jul 13, 2012
Stated rate	6.56%
Loan from Agricultural Bank of China [Member]
Short-term Debt [Line Items]
Short-term bank loan			7,157,707
Loan from Bank of Jiangsu, Due December 24, 2012, at 6.65% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			10,792,109
Maturity date	Dec 24, 2012
Stated rate	6.65%
Loans from Bank of Jiangsu [Member]
Short-term Debt [Line Items]
Short-term bank loan			10,792,109
Loan from Bank of Zhengzhou, Due December 18, 2013, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	28,637,340
Maturity date	Dec 18, 2013
Stated rate	7.20%
Loan from Bank of Zhengzhou [Member]
Short-term Debt [Line Items]
Short-term bank loan	28,637,340
Loan From China Guangfa Bank, Due December 26, 2013, at 6.00% per Annum Six [Member]
Short-term Debt [Line Items]
Short-term bank loan	19,091,560
Maturity date	Dec 26, 2013
Stated rate	6.00%
Loan from China Guangfa Bank [Member]
Short-term Debt [Line Items]
Short-term bank loan	19,091,560
Loan from ICBC Due May 18, 2012, at 3.00% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan			15,000,000
Maturity date	May 18, 2012
Interest rate additional rate over LIBOR	3.00%
Loan from ICBC Due September 28, 2012, at 3.50% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan			10,000,000
Maturity date	Sep 28, 2012
Interest rate additional rate over LIBOR	3.50%
Loan from Industrial and Commercial Bank of China, Due April 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	4,772,890
Maturity date	Apr 8, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China, Due May 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	6,363,583
Maturity date	May 8, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China, Due May 9, 2013, at 2.80% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	15,000,000	[1]		[1]
Maturity date	May 9, 2013
Interest rate additional rate over LIBOR	2.80%
Loan from Industrial and Commercial Bank of China, Due November 30, 2014, at 1.90% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	10,000,000	[1]		[1]
Maturity date	Nov 30, 2014
Interest rate additional rate over LIBOR	1.90%
Loans from ICBC [Member]
Short-term Debt [Line Items]
Short-term bank loan	36,136,743		25,000,000
Loan from Beta Capital, LLC, Due September 19, 2013, at 4.25% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	29,200,000
Maturity date	Sep 19, 2013
Stated rate	4.25%
Loan from Beta Capital, LLC [Member]
Short-term Debt [Line Items]
Short-term bank loan	29,200,000	[2]		[2]
Payments to acquire land	$ 54,200,000

[1]	Pursuant to the loan contract with ICBC, these two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of the equivalent amounts denominated in RMB. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012. The US$10.0 million loan is due on November 30, 2014; however the Group has an obligation to repay the loan on demand if required by the bank. Therefore, this loan has been classified as short-term as of December 31, 2012.
[2]	On August 31, 2012, Xinyuan Development Group International Inc. ("XIN Development") and Beta Capital LLC entered into a purchase and sale agreement, pursuant to which XIN Development's subsidiary, 421 Kent Development, LLC ("421 Kent Development") purchased land in Brooklyn, New York for a consideration of US$54.2 million, including a US$29.2 million mortgage loan borrowed from the seller with a maturity date of September 19, 2013, secured by the land purchased, any improvements thereon and any building equipment, materials and supplies owned by 421 Kent Development and any lease and rents from the property. In connection with the seller mortgage loan, 421 Kent Development agreed that, aside from developing and constructing the project, 421 Kent Development would not take certain actions without Beta Capital's consent, including removing improvements from or equipment on the property, making certain alterations to the properties, modifying or entering into new leases, or leasing, selling or transferring the property. In addition, 421 Kent Development agreed that it would not engage in any business other than that arising out of the ownership and operation of the property, not incur indebtedness other than the mortgage loan and amounts due in the ordinary course of business to trade creditors and not provide guarantees of the obligations of any other person.

Long-term bank loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term bank loans	$ 160,017,898		$ 202,571,062
Less: current portion of long term bank loans	(125,017,898)		(129,089,496)
Long-term bank loans	35,000,000		73,481,566
Loans payable, weighted average interest rate	5.79%		6.78%
Loans secured by real estate property under development	14,955,637		225,196,349
Restricted cash	145,729,818		168,384,344
Restricted deposit	11,168,562
Loans secured by land use rights	132,388,217		0
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	95.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	120.00%
Loan from ICBC Due November 2, 2013 at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	7,954,817		7,935,374
Maturity date	Nov 2, 2013
Stated rate	6.15%		6.65%
Loan from ICBC Due October 18, 2013 at 6.40% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	33,092,037		39,676,872
Maturity date	Oct 18, 2013
Stated rate	6.15%		6.40%
Loan from ICBC Due November 1, 2013 at 7.98% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,591,440		28,567,348
Maturity date	Nov 1, 2013
Stated rate	7.38%		7.98%
Loan from ICBC, Due November 1, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	7,954,817
Maturity date	Nov 1, 2013
Stated rate	7.68%
Loan from ICBC, Due September 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	4,772,890
Maturity date	Sep 21, 2013
Stated rate	7.68%
Loan from ICBC, Due August 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	7,954,817
Maturity date	Aug 21, 2013
Stated rate	7.68%
Loans from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans	77,320,818		76,179,594
Loan from Agricultural Bank of China (Singapore) Due July 12, 2014, at 2.40% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,000,000	[1]		[1]
Maturity date	Jul 12, 2014	[1]
Loan payable, interest rate spread	2.40%	[1]
Restricted cash	17,500,597
Loan from Agricultural Bank of China (Singapore), Due September 10, 2014, at 2.00% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[1]		[1]
Maturity date	Sep 10, 2014	[1]
Loan payable, interest rate spread	2.00%	[1]
Restricted cash	10,977,647
Loan from Agricultural Bank of China (Singapore) [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,000,000
Loan from ICBC (Thai) Public Company Limited, Due November 29, 2014, at 2.10% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[2]		[2]
Maturity date	Nov 29, 2014	[2]
Loan payable, interest rate spread	2.10%	[2]
Restricted deposit	11,168,562
Loan from ICBC (Thai) Public Company Limited [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000
Loan from China Agriculture Bank Due February 10, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	34,123,110	[3]
Maturity date	Feb 10, 2013	[3]
Stated rate	6.32%	[3]
Loan from China Agriculture Bank Due February 10, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	1,269,660	[3]
Maturity date	Feb 10, 2013	[3]
Stated rate	6.65%	[3]
Loan from China Agriculture Bank Due April 23, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	13,364,092		13,331,429
Maturity date	Apr 23, 2013
Stated rate	5.84%		6.32%
Loan from China Agriculture Bank Due May 5, 2013, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	12,886,803		12,855,306
Maturity date	May 5, 2013
Stated rate	6.15%		6.65%
Loan from China Agriculture Bank Due May 19, 2013, at 6.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	12,091,321		12,061,769
Maturity date	May 19, 2013
Stated rate	5.84%		6.32%
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	38,342,216		73,640,274
Loan from Guangdong Development Bank Due January 19, 2013, at 5.85% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	12,696,599	[3]
Maturity date	Jan 19, 2013	[3]
Stated rate	5.85%	[3]
Loan from Guangdong Development Bank Due January 24, 2013, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	2,539,320	[3]
Maturity date	Jan 24, 2013	[3]
Stated rate	6.65%	[3]
Loan from Guangdong Development Bank Due June 28, 2013, at 7.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	7,935,374	[3]
Maturity date	Jun 28, 2013	[3]
Stated rate	7.32%	[3]
Loan from Guangdong Development Bank Due June 30, 2013, at 7.32% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	2,698,027	[3]
Maturity date	Jun 30, 2013	[3]
Stated rate	7.32%	[3]
Loan From Guangdong Development Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans			25,869,320
Loan from Bank of China, Due May 26, 2013, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	9,354,864		21,425,511
Maturity date	May 26, 2013
Stated rate	7.07%		7.65%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	9,354,864		21,425,511
Loan from Bank of Communications, Due March 1, 2013, at 6.65% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		[3]	5,456,363	[3]
Maturity date	Mar 1, 2013	[3]
Stated rate	6.65%	[3]
Loan from Bank of Communications [Member]
Debt Instrument [Line Items]
Long-term bank loans			$ 5,456,363

[1]	Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,500,597 and US$10,977,647. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012.
[2]	Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,168,562. This deposit is classified as restricted deposit on the consolidated balance sheet as of December 31, 2012.
[3]	These loans were paid in full early during 2012.

Other long-term debt (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2010	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 40,000,000	$ 40,000,000
Less: Unaccreted discount from embedded derivative and warrants		(288,220)	(1,312,386)
Accrued interest		1,352,000	1,334,667
Total		41,063,780	40,022,281
Less: current portion		(41,063,780)	(313,300)
Other long-term debt			39,708,981
Guaranteed Senior Secured Note [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 40,000,000	$ 40,000,000
Maturity date	Apr 15, 2013	Apr 15, 2013
Stated rate	15.60%	15.60%

Other long-term debt (Guaranteed Senior Secured Note and Warrants) (Details) (USD $)	0 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended
	May 12, 2010 Forum Warrants [Member]	Apr. 15, 2010 Forum Warrants [Member]	May 12, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 15, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 1 [Member]	May 12, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 15, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 15, 2010 Guaranteed Senior Secured Note [Member]	Dec. 31, 2012 Guaranteed Senior Secured Note [Member]	Apr. 15, 2010 Senior Floating Rate Notes [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount							$ 40,000,000		$ 30,000,000
Stated rate							15.60%	15.60%
Maturity date							Apr 15, 2013	Apr 15, 2013
Number of shares covered by warrant		1,516,882
Exercise price, per warrant	$ 0.01	$ 0.01
Common shares purchased due to warrant exercised	1,516,882
Average risk-free rate of return	1.32%	1.29%
Expected term	2 years 11 months 1 day	3 years 0 months
Volatility rate	59.30%	63.40%
Dividend yield	0.00%	0.00%
Fair value of warrants	2,222,805	3,049,509			2,222,805	3,049,509
Corporate debt amount that will result in Warrants being exercised							100,000,000
Repurchase price of debt, percentage							100.00%
Payment for FRNs									30,000,000
Cash paid for FRNs									$ 10,000,000

Customer deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Customer Deposits [Line Items]
Advances for real estate properties under development	$ 881,684,760	$ 773,014,656
Add: revenue recognized in excess of amounts received from customers	(18,022,093)	18,612,485
Less: progress billings	(813,462,059)	(722,103,502)
Total net balance	$ 50,200,608	$ 69,523,639
Customer deposits backed by mortgage loans, percentage			40.00%	80.00%

Income taxes (Income Before Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
PRC	$ 247,420,740	$ 173,729,290	$ 100,129,993
Non PRC	(15,138,254)	(12,086,672)	(11,674,365)
Income from operations before income taxes	$ 232,282,486	$ 161,642,618	$ 88,455,628

Income taxes (Income Tax Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
CIT tax expense	$ 51,183,346	$ 27,162,678	$ 10,583,933
Land Appreciation Tax ("LAT") expense	25,390,667	25,582,339	16,154,567
Deferred tax expense/ (benefit)	(2,399,386)	5,892,472	10,594,874
Actual income tax expense	$ 74,174,627	$ 58,637,489	$ 37,333,374

Income taxes (CIT Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
CIT at rate of 25%	$ 58,070,622	$ 40,410,655	$ 22,113,907
Tax effect of non-deductible expenses	11,166,825	2,562,233	3,527,302
Tax effect of non-taxable income			(623,524)
Unrecognized tax benefit	(4,994,595)
LAT expense	25,390,667	25,582,339	16,154,567
CIT benefit of LAT	(6,347,667)	(6,395,585)	(4,038,642)
Changes in valuation allowance	(7,856,467)	(3,115,025)	19,154
International rate difference	(336,247)	(397,031)	252,290
Income tax on undistributed earnings of PRC subsidiaries	2,204,619	3,680,000
Adjustment of estimated income tax accruals	(3,038,183)	(3,988,507)
Others	(84,947)	298,410	(71,680)
Actual income tax expense	$ 74,174,627	$ 58,637,489	$ 37,333,374

Income taxes (Liability for unrecognized tax benefit and LAT) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2010 State and Local Jurisdiction [Member]	Dec. 31, 2009 State and Local Jurisdiction [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] State and Local Jurisdiction [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] State and Local Jurisdiction [Member]
Income taxes [Abstract]
Balance			$ 13,824,326	$ 13,152,596	$ 12,756,758	$ 2,667,594
Movement in current year due to foreign exchange rate fluctuation			33,871	671,730	395,838
Movement in current year due to liquidation of the subsidiary			(5,015,958)
Balance			8,842,239	13,824,326	13,152,596
Income Tax [Line Items]
Statutory income tax rate			25.00%			33.00%
Local tax levy							30.00%	0.00%	12.00%		20.00%
LAT Progressive Rate									30.00%	0.80%	60.00%	1.00%
Increase in income tax expense	6,800,000
Tax (liability)	(6,800,000)	(21,400,000)
Tax (benefit) settlement with tax authorities		(4,200,000)
Estimated amount of tax contingency			$ 22,800,000

Income taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Deferred Tax Assets Liabilities [Line Items]
Total long-term deferred tax assets	$ 1,598,717		$ 1,306,930
Total long-term deferred tax liabilities	(5,884,619)
Net long-term deferred tax assets	(4,285,902)		1,306,930
Net current deferred tax liabilities	(13,612,069)		(22,175,358)
Subsidiaries [Member]
Deferred Tax Assets Liabilities [Line Items]
Net operating loss carry forwards	2,400,000		100,000
Expiration of net operating loss carry forwards	One to five years, 20 years
Undistributed earnings from subsidiaries	58,800,000		36,800,000
Deferred tax liabilities	5,880,000		3,680,000
Deferred Tax Assets Current [Member]
Deferred Tax Assets Liabilities [Line Items]
Tax loss to be carried forward			126,295
Accruals and provisions	24,974,850		15,923,774
Impairment on Suzhou International City Garden project		[1]	20,564,064	[1]
Allowance for deferred tax assets		[1]	(7,870,785)	[1]
Total current deferred tax assets	24,974,850		28,743,348
Percentage completion	99.10%
Deferred Tax Liabilities Current [Member]
Deferred Tax Assets Liabilities [Line Items]
Revenue recognized based on percentage of completion	(37,310,499)		(44,809,072)
Real estate properties accelerated cost deduction	(1,084,920)		(1,321,242)
Taxable temporary differences arise during the acquisition of Jiantou Xinyuan	(145,968)		(1,077,761)
Income tax on undistributed earnings of PRC subsidiaries			(3,680,000)
Others	(45,532)		(30,631)
Total current deferred tax liabilities	(38,586,919)		(50,918,706)
Deferred Tax Assets Noncurrent [Member]
Deferred Tax Assets Liabilities [Line Items]
Accruals and provisions	495,336		708,419
Others	1,103,381		598,511
Total long-term deferred tax assets	1,598,717		1,306,930
Deferred Tax Liabilities Noncurrent [Member]
Deferred Tax Assets Liabilities [Line Items]
Income tax on undistributed earnings of PRC subsidiaries	(5,884,619)
Total long-term deferred tax liabilities	$ (5,884,619)

[1]	As of December 31, 2012, the pre-sale ratio of Suzhou International City Garden project has achieved 99.1% and the project has been substantially completed and delivered. Therefore, the related deferred tax assets and corresponding valuation allowance was reversed as of December 31, 2012.

Share-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,151,844	$ 1,740,861	$ 2,716,993
Compensation cost to non-employees	55,944	78,729	173,181
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	2,151,844	1,740,861	2,646,699
Elimination Of Equity Share Income [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	0	0	70,294
Credit To Additional Paid In Capital [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,095,900	$ 1,662,132	$ 2,543,812

Share-based compensation (2007 Equity Incentive Plan and 2007 Long Term Incentive Plan) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended						0 Months Ended
	Aug. 11, 2007 The Plan [Member]	Dec. 31, 2012 The Plan [Member]	Aug. 11, 2007 The Plan [Member] Minimum [Member]	Aug. 11, 2007 The Plan [Member] Maximum [Member]	May 24, 2011 2007 Plan [Member]	Dec. 13, 2010 2007 Plan [Member]	Apr. 30, 2010 2007 Plan [Member]	Dec. 31, 2012 2007 Plan [Member]	Nov. 08, 2011 2007 Plan [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] Performance Shares [Member]	Nov. 12, 2012 2007 Plan [Member] Service Condition Shares [Member]	Nov. 13, 2012 2007 Plan [Member] Service Condition Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Service Condition Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Minimum [Member]	Dec. 13, 2010 2007 Plan [Member] Maximum [Member]	Dec. 13, 2010 2007 Plan [Member] First Third [Member]	Nov. 08, 2011 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Second Third [Member]	Nov. 08, 2011 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Last Third [Member]	Nov. 08, 2011 2007 Plan [Member] Last Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Last Third [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] Last Third [Member] Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized								10,000,000
Options granted	6,125,374				100,000	6,900,000	200,000		1,000,000	200,000	1,100,000	300,000	200,000	400,000
Exercise price, per option	$ 0.0001
Exercise price of options granted					$ 1.085	$ 1.21	$ 1.8		$ 0.945	$ 1.365	$ 1.18	$ 1.64	$ 1.595	$ 1.21
Maximum exercise price	$ 2.5
Weighted-average fair value of options granted	$ 2.67				$ 0.53		$ 1.08		$ 0.3	$ 0.68	$ 0.58	$ 0.62	$ 0.61	$ 0.61	$ 0.6	$ 0.61
Expected compensation cost	$ 15,564,801	$ 0			$ 47,592		$ 193,500	$ 479,259				$ 187,063	$ 121,287	$ 219,600
Vesting period for plan			10 months	60 months	36 months		37 months					36 months	36 months	37 months			13 months	12 months	12 months	13 months	25 months	24 months	24 months	25 months	37 months	36 months	36 months	37 months
Stock options granted, expiration date	Aug 10, 2017				May 24, 2021	Dec 13, 2020	Apr 30, 2010		Nov 8, 2021	Jan 4, 2021	Dec 20, 2020	Nov 12, 2022	Nov 13, 2022	Dec 13, 2020

Share-based compensation (Options Granted to Non-employee) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 11, 2007 Non Employee Consultant [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan [Member] Minimum [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan [Member] Maximum [Member]	Aug. 11, 2007 Employees of Jiantou Xinyuan, Two [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of shares approved for issuance through exercise of options				333,333	343,788			52,004
Option exercise price				0.0001		0.0001	2.5
Vesting period						40 months	60 months	36 months
Compensation cost to non-employees	$ 55,944	$ 78,729	$ 173,181

Share-based compensation (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	10.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	0.00%
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.04%	2.47%
Expected term	6 years 5 months 16 days	6 years
Volatility rate	63.40%
Volatility rate, minimum		48.40%	49.80%
Volatility rate, maximum		50.00%	50.40%
Dividend yield	5.00%		0.00%
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			2.28%
Expected term			5 years 9 months
Dividend yield		0.00%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			2.47%
Expected term			6 years
Dividend yield		5.00%

Share-based compensation (Share Option Activity - Options under the Plan) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Aggregate Intrinsic Value
Common stock, closing share price		$ 1.77
The Plan [Member]
Number of Options
Granted	6,125,374
Expired
Weighted Average Exercise Price Per Share
Granted	$ 2.67
Expired
Weighted Remaining Contractual Life (Years)
Granted
Expired
Aggregate Intrinsic Value
Granted
Expired
Total fair value of options vested		252,778	100,000	994,861
Total unrecognized compensation cost	15,564,801	0
Total unrecognized compensation cost, recognition period		0 years
The Plan [Member] | 0.0001 [Member]
Number of Options
Balance		76,095
Exercised		76,095
Forfeited/Cancelled
Balance			76,095
Weighted Average Exercise Price Per Share
Outstanding		$ 0.0001
Exercised		$ 0.0001
Forfeited/Cancelled		$ 0.0001
Outstanding			$ 0.0001
Weighted Remaining Contractual Life (Years)
Exercised
Forfeited/Cancelled		4 years 6 months 29 days
Outstanding			5 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding		66,576
Exercised		120,440
Forfeited/Cancelled
Outstanding			66,576
The Plan [Member] | 2.50 [Member]
Number of Options
Balance		687,884
Forfeited/Cancelled		28,474
Balance		659,410	687,884
Exercisable at December 31, 2012		659,410
Weighted Average Exercise Price Per Share
Outstanding		$ 2.5
Forfeited/Cancelled		$ 2.5
Outstanding		$ 2.5	$ 2.5
Exercisable as at December 31, 2012		$ 2.5
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled		4 years 6 months 29 days
Outstanding		4 years 6 months 29 days	5 years 6 months 29 days
Exercisable as at December 31, 2012		4 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding
Forfeited/Cancelled
Outstanding
Exercisable as at December 31, 2012

Share-based compensation (Share Option Activity - 2007 Plan ) (Details) (2007 Plan [Member], USD $)	0 Months Ended			12 Months Ended
	May 24, 2011	Dec. 13, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Granted	100,000	6,900,000	200,000
Expired
Weighted Average Exercise Price Per Share
Granted	$ 0.53		$ 1.08
Expired
Weighted Remaining Contractual Life (Years)
Expired
Aggregate Intrinsic Value
Expired
Total fair value of options vested				1,979,786	1,643,899	1,481,711
Total unrecognized compensation cost	47,592		193,500	479,259
Total unrecognized compensation cost, recognition period				2 years 6 months 22 days
7.0 (Exercise Price) [Member]
Number of Options
Balance				810,566
Balance				810,566	810,566
Exercisable at December 31, 2012				810,566
Weighted Average Exercise Price Per Share
Outstanding				$ 7
Outstanding				$ 7	$ 7
Exercisable as at December 31, 2012				$ 7
Weighted Remaining Contractual Life (Years)
Outstanding				4 years 9 months 29 days	5 years 9 months 29 days
Exercisable as at December 31, 2012				4 years 9 months 29 days
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
2.975 (Exercise Price) [Member]
Number of Options
Balance				180,000
Balance				180,000	180,000
Exercisable at December 31, 2012				180,000
Weighted Average Exercise Price Per Share
Outstanding				$ 2.975
Outstanding				$ 2.975	$ 2.975
Exercisable as at December 31, 2012				$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding				5 years 6 months	6 years 6 months
Exercisable as at December 31, 2012				5 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
1.87 (Exercise Price) [Member]
Number of Options
Balance				500,000
Balance				500,000	500,000
Exercisable at December 31, 2012				500,000
Weighted Average Exercise Price Per Share
Outstanding				$ 1.87
Outstanding				$ 1.87	$ 1.87
Exercisable as at December 31, 2012				$ 1.87
Weighted Remaining Contractual Life (Years)
Outstanding				6 years 3 months	7 years 3 months
Exercisable as at December 31, 2012				6 years 3 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
1.8 (Exercise Price) [Member]
Number of Options
Balance				200,000
Balance				200,000	200,000
Exercisable at December 31, 2012				182,857
Weighted Average Exercise Price Per Share
Outstanding				$ 1.8
Outstanding				$ 1.8	$ 1.8
Exercisable as at December 31, 2012				$ 1.8
Weighted Remaining Contractual Life (Years)
Outstanding				7 years 6 months	8 years 6 months
Exercisable as at December 31, 2012				7 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
1.21 (Exercise Price) [Member]
Number of Options
Balance				6,900,000
Exercised				43,980
Forfeited/Cancelled				100,000
Balance				6,756,020	6,900,000
Exercisable at December 31, 2012				4,934,247
Weighted Average Exercise Price Per Share
Outstanding				$ 1.21
Exercised				$ 1.21
Forfeited/Cancelled				$ 1.21
Outstanding				$ 1.21	$ 1.21
Exercisable as at December 31, 2012				$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised
Forfeited/Cancelled
Outstanding				7 years 11 months 12 days	8 years 11 months 12 days
Exercisable as at December 31, 2012				7 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding
Exercised				14,851
Forfeited/Cancelled
Outstanding				3,783,371
Exercisable as at December 31, 2012				2,763,178
1.365 (Exercise Price) [Member]
Number of Options
Balance				200,000
Exercised				33,500
Forfeited/Cancelled				166,500
Balance					200,000
Weighted Average Exercise Price Per Share
Outstanding				$ 1.365
Exercised				$ 1.365
Forfeited/Cancelled				$ 1.365
Outstanding					$ 1.365
Weighted Remaining Contractual Life (Years)
Exercised
Forfeited/Cancelled
Outstanding					9 years 0 months
Aggregate Intrinsic Value
Outstanding
Exercised				4,690
Forfeited/Cancelled
Outstanding
1.085 (Exercise Price) [Member]
Number of Options
Balance				100,000
Balance				100,000	100,000
Exercisable at December 31, 2012				52,778
Weighted Average Exercise Price Per Share
Outstanding				$ 1.085
Outstanding				$ 1.085	$ 1.085
Exercisable as at December 31, 2012				$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding				8 years 6 months	9 years 6 months
Exercisable as at December 31, 2012				8 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding				68,500
Exercisable as at December 31, 2012				36,153
0.945 (Exercise Price) [Member]
Number of Options
Balance				1,000,000
Balance				1,000,000	1,000,000
Exercisable at December 31, 2012				333,333
Weighted Average Exercise Price Per Share
Outstanding				$ 0.945
Outstanding				$ 0.945	$ 0.945
Exercisable as at December 31, 2012				$ 0.945
Weighted Remaining Contractual Life (Years)
Outstanding				8 years 9 months 18 days	9 years 9 months 18 days
Exercisable as at December 31, 2012				8 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding
Outstanding				825,000
Exercisable as at December 31, 2012				275,000
1.64 (Exercise Price) [Member]
Number of Options
Granted				300,000
Balance				300,000
Exercisable at December 31, 2012				16,667
Weighted Average Exercise Price Per Share
Granted				$ 1.64
Outstanding				$ 1.64
Exercisable as at December 31, 2012				$ 1.64
Weighted Remaining Contractual Life (Years)
Granted				9 years 10 months 13 days
Outstanding				9 years 10 months 13 days
Exercisable as at December 31, 2012				9 years 10 months 13 days
Aggregate Intrinsic Value
Granted				39,000
Outstanding				39,000
Exercisable as at December 31, 2012				2,167
1.595 (Exercise Price) [Member]
Number of Options
Granted				200,000
Balance				200,000
Exercisable at December 31, 2012				11,111
Weighted Average Exercise Price Per Share
Granted				$ 1.595
Outstanding				$ 1.595
Exercisable as at December 31, 2012				$ 1.595
Weighted Remaining Contractual Life (Years)
Granted				9 years 10 months 13 days
Outstanding				9 years 10 months 13 days
Exercisable as at December 31, 2012				9 years 10 months 13 days
Aggregate Intrinsic Value
Granted				35,000
Outstanding				35,000
Exercisable as at December 31, 2012				$ 1,944

Other payables and accrued liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 25,009,089	$ 25,633,930
Accrued expense	14,070,704	10,893,610
Deed tax and maintenance fund withheld for customers	8,853,790	5,805,077
Bidding deposit	723,174	843,960
Welfare	1,524,935	1,758,094
Other tax payable	7,101,425	4,473,315
Others	7,438,276	1,562,509
Total	$ 64,721,393	$ 50,970,495

Related party and Employee transactions (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Director [Member] USD ($)	Dec. 31, 2011 Director [Member] USD ($)	Dec. 31, 2010 Director [Member] USD ($)	Dec. 31, 2012 Yong Cui [Member] USD ($)	Dec. 31, 2011 Yong Cui [Member] USD ($)	Apr. 30, 2012 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] CNY	Dec. 31, 2012 Omer Ozden [Member] USD ($)	Dec. 31, 2011 Omer Ozden [Member] USD ($)	Feb. 14, 2010 Renewed Consulting Agreement [Member] USD ($)	Feb. 14, 2010 Renewed Consulting Agreement [Member] CNY
Related Party Transaction [Line Items]
Advances to employees	$ 133,377	$ 20,750
Related Party Transaction, Amounts of Transaction			$ 3,078,519	$ 2,261,501	$ 990,309	$ 1,050,000	$ 150,000	$ 600,000	$ 30,735	240,000	$ 88,874	$ 0	$ 77,382	500,000

Equity (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	May 12, 2010 Common Shares [Member]	Dec. 31, 2012 Common Shares [Member]	Dec. 31, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	Dec. 31, 2012 The Plan [Member] Exercise Price One [Member]	Dec. 31, 2012 The Plan [Member] Exercise Price Two [Member]	Dec. 31, 2012 The Plan [Member] Exercise Price Three [Member]
Class of Stock [Line Items]
Common stock, par value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Exercise of share options, shares						221,658	187,734	76,095	43,980	33,500
Options exercised, price						$ 0.0001	$ 0.0001	$ 0.0001	$ 1.21	$ 1.365
Stock repurchase program authorized amount		$ 20,000,000	$ 10,000,000
Treasury share repurchases, shares					4,091,650	7,543,530
Treasury share repurchases		5,708,281	7,958,841
Exercise price, per warrant				$ 0.01
Common Shares Purchased Due To Warrant Exercised				1,516,882
Distribution of dividends to common shareholders	$ 7,661,057	$ 8,769,530

Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income	$ 156,997,595	$ 102,297,870	$ 51,140,211
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic	156,997,595	102,297,870	51,140,211
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-diluted	$ 156,997,595	$ 102,297,870	$ 51,140,211
Denominator:
Weighted-average shares outstanding, basic	144,258,862	151,314,945	152,577,960
Weighted average number of convertible notes			2,742,000
Weighted average number of stock options	472,152		77,395
Number of shares outstanding-diluted	144,731,014	151,314,945	155,397,355
Basic earnings per share	$ 1.09	$ 0.68	$ 0.34
Diluted earnings per share	$ 1.08	$ 0.68	$ 0.33
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	2,945,360	7,060,214
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares			5,357,143

Segment reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net real estate sales	$ 898,048,522	$ 673,381,593	$ 438,791,962
Real estate lease income	3,253,768	2,834,080	180,891
Other revenue	13,496,262	11,292,523	10,998,992
Total revenue	914,798,552	687,508,196	449,971,845
Cost of real estate sales	(611,570,163)	(477,140,798)	(325,706,756)
Cost of real estate lease income	(1,542,912)	(1,131,787)	(1,309,972)
Other costs	(21,650,195)	(9,504,214)	(7,435,828)
Total cost of revenue	(634,763,270)	(487,776,799)	(334,452,556)
Gross profit	280,035,282	199,731,397	115,519,289
Operating expenses	(56,771,422)	(43,439,424)	(32,932,585)
Operating income	223,263,860	156,291,973	82,586,704
Interest income	9,018,626	5,293,920	2,218,156
Other income			2,381,037
Exchange gains		56,725	201,592
Change in fair value of warrant liability			841,560
Share of income in an equity investee			226,579
Income from operations before income taxes	232,282,486	161,642,618	88,455,628
Income taxes	(74,174,627)	(58,637,489)	(37,333,374)
Net income	158,107,859	103,005,129	51,122,254
Depreciation and amortization	2,513,268	2,500,832	2,737,723
Capital expenditure	375,256	1,164,086	981,194
Real estate property held for sale	11,191,200
Real estate property development completed	3,158,358	6,775,141	1,470,241
Real estate property under development (current)	722,819,462	761,871,391	710,585,316
Real estate property held for lease	23,203,826	18,526,504	19,875,971
Total long-lived assets	40,037,902	25,963,395	28,920,300
Total assets	1,566,380,606	1,390,613,626	1,103,965,326
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	409,866,785	266,055,131	120,131,600
Real estate lease income	1,776,271	2,607,441	97,014
Other revenue	835,807	342,865	211,691
Total revenue	412,478,863	269,005,437	120,440,305
Cost of real estate sales	(255,731,299)	(171,351,063)	(79,671,781)
Cost of real estate lease income	(772,434)	(492,447)	(702,556)
Other costs	(5,209,999)	(40,865)	469,975
Total cost of revenue	(261,713,732)	(171,884,375)	(79,904,362)
Gross profit	150,765,131	97,121,062	40,535,943
Operating expenses	(25,485,569)	(21,784,890)	(15,651,485)
Operating income	125,279,562	75,336,172	24,884,458
Interest income	7,435,582	4,216,641	1,134,581
Other income			2,352,607
Exchange gains		56,725	201,592
Change in fair value of warrant liability
Share of income in an equity investee			226,579
Income from operations before income taxes	132,715,144	79,609,538	28,799,817
Income taxes	(38,363,911)	(33,322,951)	(11,158,923)
Net income	94,351,233	46,286,587	17,640,894
Depreciation and amortization	912,925	1,510,923	1,034,452
Capital expenditure	293,152	118,024
Real estate property held for sale
Real estate property development completed	164,777	5,040,848	288,795
Real estate property under development (current)	200,523,505	310,705,133	263,594,606
Real estate property held for lease	7,559,206	7,830,238	8,504,572
Total long-lived assets	20,685,992	10,995,939	11,777,816
Total assets	738,660,051	685,397,504	464,403,931
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	139,120,620	60,790,709	3,394,585
Real estate lease income	118,666	181,042	15,240
Other revenue	123,393	4,063	76,809
Total revenue	139,362,679	60,975,814	3,486,634
Cost of real estate sales	(112,010,770)	(48,476,077)	(3,260,993)
Cost of real estate lease income	(104,900)	(118,519)	(110,365)
Other costs	(9,713)		(490)
Total cost of revenue	(112,125,383)	(48,594,596)	(3,371,848)
Gross profit	27,237,296	12,381,218	114,786
Operating expenses	(4,401,606)	(3,279,303)	(1,132,792)
Operating income	22,835,690	9,101,915	(1,018,006)
Interest income	589,441	326,579	132,697
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	23,425,131	9,428,494	(885,309)
Income taxes	(5,566,143)	(2,346,751)	(1,552,197)
Net income	17,858,988	7,081,743	(2,437,506)
Depreciation and amortization	125,461	182,878	178,127
Capital expenditure	15,492	35,020	287,779
Real estate property held for sale
Real estate property development completed	972,064	665,899	31,233
Real estate property under development (current)	162,469,632	197,255,151	205,680,349
Real estate property held for lease	1,706,272	1,348,478	1,983,736
Total long-lived assets	1,877,073	2,571,597	2,548,914
Total assets	272,876,033	202,903,110	172,819,504
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	255,431,799	227,448,951	204,603,672
Real estate lease income	12,990	45,597	62,055
Other revenue	150,424	128,181	115,960
Total revenue	255,595,213	227,622,729	204,781,687
Cost of real estate sales	(176,713,055)	(168,148,014)	(150,325,460)
Cost of real estate lease income	(614,454)	(470,876)	(449,385)
Other costs	(4,670,571)	(120,300)	(333,632)
Total cost of revenue	(181,998,080)	(168,739,190)	(151,108,477)
Gross profit	73,597,133	58,883,539	53,673,210
Operating expenses	(10,056,381)	(7,927,609)	(7,037,123)
Operating income	63,540,752	50,955,930	46,636,087
Interest income	369,546	381,103	479,665
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	63,910,298	51,337,033	47,115,752
Income taxes	(22,921,285)	(15,947,960)	(19,085,355)
Net income	40,989,013	35,389,073	28,030,397
Depreciation and amortization	719,846	631,267	1,018,937
Capital expenditure	6,942	25,792	365,612
Real estate property held for sale
Real estate property development completed	587,535	777,695	824,423
Real estate property under development (current)	131,597,689	220,478,957	168,662,723
Real estate property held for lease	12,351,171	8,425,868	8,461,811
Total long-lived assets	12,645,923	8,774,859	11,003,344
Total assets	306,297,716	304,969,620	267,307,884
Anhui [Member]
Segment Reporting Information [Line Items]
Net real estate sales	52,228	330,902	82,376
Real estate lease income			6,582
Other revenue		850	2,761
Total revenue	52,228	331,752	91,719
Cost of real estate sales		(62,957)	(5,212)
Cost of real estate lease income	(51,124)	(49,945)	(47,666)
Other costs	(44)	(8,809)	(2,122)
Total cost of revenue	(51,168)	(121,711)	(55,000)
Gross profit	1,060	210,041	36,719
Operating expenses	(10,856)	(76,597)	(411,485)
Operating income	(9,796)	133,444	(374,766)
Interest income	373	246	2,918
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	(9,423)	133,690	(371,848)
Income taxes	(57,467)	(67,007)	(699,910)
Net income	(66,890)	66,683	(1,071,758)
Depreciation and amortization	52,009	59,167	70,546
Capital expenditure		232
Real estate property held for sale
Real estate property development completed	278,549	290,699	325,790
Real estate property under development (current)
Real estate property held for lease	872,834	921,920	925,852
Total long-lived assets	873,314	923,748	939,610
Total assets	9,831,898	10,241,454	10,688,870
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	85,372,969	118,755,900	110,579,729
Real estate lease income
Other revenue	459,455	33,607	56,482
Total revenue	85,832,424	118,789,507	110,636,211
Cost of real estate sales	(61,137,449)	(89,102,687)	(92,365,779)
Cost of real estate lease income
Other costs	(46,410)	(26,455)	(26,997)
Total cost of revenue	(61,183,859)	(89,129,142)	(92,392,776)
Gross profit	24,648,565	29,660,365	18,243,435
Operating expenses	(2,537,960)	(3,387,604)	(3,340,810)
Operating income	22,110,605	26,272,761	14,902,625
Interest income	156,911	202,459	159,318
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	22,267,516	26,475,220	15,061,943
Income taxes	(5,349,292)	(6,530,367)	(4,314,291)
Net income	16,918,224	19,944,853	10,747,652
Depreciation and amortization	43,883	64,740	221,059
Capital expenditure	1,267	9,914
Real estate property held for sale
Real estate property development completed	1,155,433
Real estate property under development (current)	2,044,599	33,432,150	72,647,638
Real estate property held for lease
Total long-lived assets	127,070	190,311	256,865
Total assets	114,816,678	145,895,377	153,472,671
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales
Real estate lease income
Other revenue
Total revenue
Cost of real estate sales
Cost of real estate lease income
Other costs
Total cost of revenue
Gross profit
Operating expenses	(2,133,432)	(1,529,271)	(80,349)
Operating income	(2,133,432)	(1,529,271)	(80,349)
Interest income	418,608	96,920	66,830
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	(1,714,824)	(1,432,351)	(13,519)
Income taxes	(133,390)	(823)	(35)
Net income	(1,848,214)	(1,433,174)	(13,554)
Depreciation and amortization	202,340	42,334	34,053
Capital expenditure	1,803	796,041	238,968
Real estate property held for sale
Real estate property development completed
Real estate property under development (current)	170,596,964
Real estate property held for lease
Total long-lived assets	1,012,336	893,349	204,915
Total assets	23,168,302	12,963,386	13,264,423
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	8,204,121
Real estate lease income
Other revenue
Total revenue	8,204,121
Cost of real estate sales	(6,158,800)
Cost of real estate lease income
Other costs	(475,005)
Total cost of revenue	(6,633,805)
Gross profit	1,570,316
Operating expenses	(852,184)
Operating income	718,132
Interest income	3,643
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	721,775
Income taxes	(257,547)
Net income	464,228
Depreciation and amortization
Capital expenditure
Real estate property held for sale	11,191,200
Real estate property development completed
Real estate property under development (current)	55,587,073
Real estate property held for lease
Total long-lived assets
Total assets	30,147,475
Other Segment [Member]
Segment Reporting Information [Line Items]
Net real estate sales
Real estate lease income	1,345,841
Other revenue	11,927,183	10,782,957	10,535,289
Total revenue	13,273,024	10,782,957	10,535,289
Cost of real estate sales	181,210		(77,531)
Cost of real estate lease income
Other costs	(11,238,453)	(9,307,785)	(7,542,562)
Total cost of revenue	(11,057,243)	(9,307,785)	(7,620,093)
Gross profit	2,215,781	1,475,172	2,915,196
Operating expenses	(11,293,434)	(5,454,150)	(5,278,541)
Operating income	(9,077,653)	(3,978,978)	(2,363,345)
Interest income	44,522	69,972	242,147
Other income			28,430
Exchange gains
Change in fair value of warrant liability			841,560
Share of income in an equity investee
Income from operations before income taxes	(9,033,131)	(3,909,006)	(1,251,208)
Income taxes	(1,525,592)	(421,630)	(522,663)
Net income	(10,558,723)	(4,330,636)	(1,773,871)
Depreciation and amortization	456,804	9,523	180,549
Capital expenditure	56,600	179,063	88,835
Real estate property held for sale
Real estate property development completed
Real estate property under development (current)
Real estate property held for lease	714,343
Total long-lived assets	2,816,194	1,613,592	2,188,836
Total assets	$ 70,582,453	$ 28,243,175	$ 22,008,043

Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
2013	$ 2,278,474
2014	2,120,722
2015	2,091,688
2016	290,071
2017 and thereafter	196,849
Total	6,977,804
Other commitments
2013	3,385,678
2014	4,514,238
2015	4,514,238
2016	4,514,238
2017 and thereafter	19,185,510
Total	36,113,902
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Estimated amount of tax contingency	22,800,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	951,053,313	709,489,907
Payments to satisfy guarantee obligations	273,987	41,793	95,563
Construction Contracts for Real Estate and Land Use Rights [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Short-term commitment, Due within 1 year	$ 226,778,420

Concentration of risk (Details) (Monetary Assets and Liabilities [Member], Geographic Concentration Risk [Member])	89 Months Ended
Dec. 31, 2012
Monetary Assets and Liabilities [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	24.10%

Accumulated other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending balance	$ 82,000,020	$ 79,859,172
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	79,859,172	51,448,320	36,655,229
Other comprehensive income	2,140,848	28,410,852	14,793,091
Ending balance	$ 82,000,020	$ 79,859,172	$ 51,448,320

Non-controlling interest (Group's Interest In Subsidiary) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning balance	$ 634,627,210
Net income	156,997,595	102,297,870	51,140,211
Ending balance	781,538,498	634,627,210
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning balance	1,204,118	398,072
Net income	1,202,787	766,197
Transactions with owners acting in their capacity as owners
Other comprehensive income	10,361	39,849
Distribution to non-controlling interest shareholders	(2,417,266)
Ending balance		1,204,118
Gain from liquidation of subsidiary	$ 2,033,766

Non-controlling interest (Non-controlling Interests) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Beginning balance	$ 1,111,494
Net income	1,110,264	707,259	(17,957)
Transactions with owners acting in their capacity as owners			385,408
Distribution to non-controlling interest shareholders	(2,231,322)
Ending balance		1,111,494
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Beginning balance	1,111,494	367,451
Net income	1,110,264	707,259
Transactions with owners acting in their capacity as owners
Other comprehensive income	9,564	36,784
Distribution to non-controlling interest shareholders	(2,231,322)
Ending balance		$ 1,111,494

Subsequent events (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2010	Dec. 31, 2012
Guaranteed Senior Secured Note [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount	$ 40,000,000
Maturity date	Apr 15, 2013	Apr 15, 2013
Stated rate	15.60%	15.60%
Subsequent Event [Member]
Subsequent Event [Line Items]
Investment applied for		100,000,000
Potential ownership percentage		99.00%

Condensed financial information of the Company (Condensed Balance Sheet) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 496,204,796	$ 319,218,155	$ 213,325,871	$ 157,800,190
Other current assets	161,412	638,047
Total current assets	1,526,342,704	1,364,650,231
Other assets	2,249,003	2,907,777
TOTAL ASSETS	1,566,380,606	1,390,613,626	1,103,965,326
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	113,065,643	42,949,816
PRC income tax payable	75,877,028	69,908,624
PRC other tax payable	7,101,425	4,473,315
Other payables and accrued liabilities	64,721,393	50,970,495
Other long-term debt due within one year	41,063,780	313,300
Total current liabilities	735,115,250	627,860,049
Other long-term debt		39,708,981
Long-term bank loans	35,000,000	73,481,566
Total liabilities	784,842,108	754,874,922
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,358	15,341
Treasury shares	(13,667,122)	(7,958,841)
Additional paid-in capital	511,964,127	509,713,488
Retained earnings	151,603,798	19,418,841
Total Xinyuan Real Estate Co., Ltd shareholders' equity	781,538,498	634,627,210
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,566,380,606	1,390,613,626
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	141,938,398	145,863,676
Common stock, shares outstanding	141,935,398	145,863,676
Parent Company [Member]
ASSETS
Cash and cash equivalents	3,761,752	8,516,544	4,944	293,242
Other current assets		3,167
Due from a subsidiary	295,060,868	281,467,371
Total current assets	298,822,620	289,987,082
Other assets	202,490	750,743
Investments in subsidiaries	585,865,093	410,994,746
TOTAL ASSETS	884,890,203	701,732,571
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loan	25,000,000	25,000,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	1,372,348	1,167,502
Other long-term debt due within one year	41,063,780	313,300
Total current liabilities	68,351,706	27,396,380
Other long-term debt		39,708,981
Long-term bank loans	35,000,000
Total liabilities	103,351,706	67,105,361
Shareholders' equity
Common shares, $0.0001 par value: Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,358	15,341
Treasury shares	(13,667,122)	(7,958,841)
Additional paid-in capital	511,964,127	509,713,488
Retained earnings	283,226,134	132,857,222
Total Xinyuan Real Estate Co., Ltd shareholders' equity	781,538,497	634,627,210
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 884,890,203	$ 701,732,571
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	141,938,398	145,863,676
Common stock, shares outstanding	141,938,398	145,863,676

Condensed financial information of the Company (Condensed Statement of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Sales tax	$ (54,487,403)	$ (40,278,653)	$ (26,373,671)
General and administrative expenses	(38,829,308)	(27,230,865)	(22,208,545)
Operating income	223,263,860	156,291,973	82,586,704
Interest income	9,018,626	5,293,920	2,218,156
Change in fair value of warrant liability			841,560
Equity in profit of subsidiaries, net			226,579
Income from operations before income taxes	232,282,486	161,642,618	88,455,628
Income taxes	(74,174,627)	(58,637,489)	(37,333,374)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	156,997,595	102,297,870	51,140,211
Comprehensive income, net of tax
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	159,138,443	130,708,722	65,933,302
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales tax		(3,104)	(330,904)
General and administrative expenses	(4,422,692)	(2,360,042)	(1,098,624)
Operating income	(4,422,693)	(2,363,146)	(1,429,528)
Interest expense	(9,243,078)	(8,022,254)	(8,497,106)
Interest income	722	6,818	130,128
Change in fair value of warrant liability			841,560
Equity in profit of subsidiaries, net	170,662,644	112,676,827	60,388,873
Income from operations before income taxes	156,997,595	102,298,245	51,433,927
Income taxes		(375)	(293,716)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	156,997,595	102,297,870	51,140,211
Comprehensive income, net of tax
Foreign currency translation adjustments	2,140,848	28,410,852	14,793,091
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 159,138,443	$ 130,708,722	$ 65,933,302

Condensed financial information of the Company (Condensed Statement of cash flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 158,107,859	$ 103,005,129	$ 51,122,254
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net			(226,579)
Depreciation and amortization	2,513,268	2,500,832	2,737,723
Change in fair value of warrant liability			(841,560)
Stock based compensation expense	2,151,844	1,740,861	2,646,699
Changes in operating assets and liabilities:
Other receivables	(13,732,838)	(6,396,548)	4,295,664
Other assets	112,640	(348,252)	25,810,028
Income tax payable	8,800,739	23,772,502	23,985,448
Other payables and accrued liabilities	13,219,557	9,658,015	4,550,058
Accrued interest	17,333	(17,333)	(763,464)
Net cash provided by operating activities	182,720,894	212,827,733	51,422,170
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in due from a subsidiary			359,685
Proceeds from short-term debt	124,209,385	106,619,872	147,455,302
Repayments of short-term bank loans	(135,216,321)	(174,925,760)	(171,785,111)
Proceeds from other long-term debt			10,000,000
Repayment of other debt	(26,012,362)	(24,860,148)	(59,573,808)
Purchase of treasury shares	(5,708,281)	(7,958,841)
Dividends to shareholders	(8,769,530)	(7,661,057)
Net cash used in financing activities	(6,781,779)	(118,674,027)	(10,203,228)
NET INCREASE IN CASH AND CASH EQUIVALENTS	175,585,111	92,989,620	49,651,251
Cash and cash equivalents, at beginning of period	319,218,155	213,325,871	157,800,190
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	496,204,796	319,218,155	213,325,871
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt			30,000,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	156,997,595	102,297,870	51,140,211
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,662,644)	(112,676,827)	(60,388,873)
Depreciation and amortization		319,779
Accretion of long-term debt	1,024,166	1,021,368
Change in fair value of warrant liability			(841,560)
Stock based compensation expense	84,988	38,382
Changes in operating assets and liabilities:
Other receivables		(3,137)	(2,792)
Other assets	551,420	348,766	508,595
Income tax payable		375	(829,790)
Other tax payable		(24,116)	222,476
Other payables and accrued liabilities	204,846	864,636	(1,175,084)
Accrued interest	17,333	(514,226)	(5,812,765)
Net cash provided by operating activities	(11,782,296)	(8,327,130)	(5,554,052)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in due from a subsidiary	(13,593,497)	7,458,606	73,204,741
Proceeds from short-term debt	25,000,000	25,000,000
Repayments of short-term bank loans	(25,000,000)
Proceeds from other long-term debt	35,000,000		10,000,000
Repayment of other debt			(77,954,175)
Purchase of treasury shares	(5,708,281)	(7,958,841)
Dividends to shareholders	(8,769,530)	(7,661,057)
Proceeds from issuance of common shares	98,812	22	15,188
Net cash used in financing activities	7,027,504	16,838,730	5,265,754
NET INCREASE IN CASH AND CASH EQUIVALENTS	(4,754,792)	8,511,600	(288,298)
Cash and cash equivalents, at beginning of period	8,516,544	4,944	293,242
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	3,761,752	8,516,544	4,944
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt			$ 30,000,000

Condensed financial information of the Company (Details)	12 Months Ended		16 Months Ended	34 Months Ended		12 Months Ended
	Dec. 31, 2012 Yong Cui [Member] USD ($)	Dec. 31, 2011 Yong Cui [Member] USD ($)	Apr. 30, 2012 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] USD ($)	Feb. 14, 2010 Yong Cui [Member] CNY	Dec. 31, 2012 Omer Ozden [Member] USD ($)	Dec. 31, 2011 Omer Ozden [Member] USD ($)	Dec. 31, 2012 Subsidiaries [Member] USD ($)	Dec. 31, 2011 Subsidiaries [Member] USD ($)
Related Party Transaction [Line Items]
Due from subsidiary								$ 295,060,868	$ 281,467,371
Related party transaction	1,050,000	150,000	600,000	30,735	240,000	88,874	0
Amounts restricted including paid-in capital and statutory reserves								$ 356,622,317	$ 340,579,209